                                                     Registration No. 2-57116
                                                     File No. 811-2668

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No.                                             [   ]
Post-Effective Amendment No. 51                                         [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
         Amendment No. 39

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                                          OPPENHEIMER AMT-FREE MUNICIPALS
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                  (Exact Name of Registrant as Specified in Charter)

                  6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [ x ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ]this  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

     The  Registrant  hereby amends the  Registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  Registration
Statement shall  thereafter  become effective in accordance with section 8(a) of the  Securities  Act of 1933 or until the  Registration  Statement  shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
AMT-Free Municipals

Prospectus dated September 27, 2006

     Oppenheimer  AMT-Free Municipals is a mutual fund. It seeks as high a level of current interest income exempt from federal income taxes as is available from investing in municipal  securities,  while attempting to preserve capital.  This
Prospectus  contains  important  information  about the  Fund's  objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                              (OppenheimerFunds logo)

CONTENTS

             ABOUT THE FUND

             The Fund's Investment Objective and Principal Investment Strategies

             Main Risks of Investing in the Fund

             The Fund's Past Performance

             Fees and Expenses of the Fund

             About the Fund's Investments

             How the Fund is Managed

             ABOUT YOUR ACCOUNT

             How to Buy Shares
             Class A Shares
             Class B Shares
             Class C Shares

             Special Investor Services
             AccountLink
             PhoneLink
             OppenheimerFunds Internet Website

             How to Sell Shares
             Checkwriting
             By Mail
             By Telephone

             How to Exchange Shares

             Shareholder Account Rules and Policies

             Dividends, Capital Gains and Taxes

             Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks as high a level of current  interest  income exempt from federal  income taxes as is available from investing in municipal securities, while attempting to preserve capital.

     WHAT DOES THE FUND MAINLY  INVEST IN? The Fund invests  mainly in municipal securities  that pay interest  that,  in the opinion of counsel to the issuer of each security,  is exempt from federal  individual  income tax. These  primarily include  municipal  bonds (which are  long-term  obligations),  municipal  notes
(short-term   obligations),   interests  in  municipal  leases,  and  tax-exempt
commercial  paper.  Most of the  securities  the Fund buys  must be  "investment grade"  (rated  in  the  four  highest  rating  categories  of  national  rating
organizations,   such   as   Moody's   Investor   Services   (Moody's)).   As  a
non-fundamental  investment  policy,  the Fund  will  not  invest  in  municipal securities  the  interest  on  which  (and  thus a  proportionate  share  of the exempt-interest  dividends  paid by the Fund)  would be subject  to the  Federal alternative minimum tax on individuals and corporations.

What is a Municipal Security?

     A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal individual income tax.

     The Fund does not limit  its  investments  to  securities  of a  particular maturity  range,  and may hold  short  and  long-term  securities.  However,  it currently  focuses on longer-term  securities with  maturities  between 5 and 30 years  when  issued.  This  portfolio  strategy  is  subject  to  change.  These investments are more fully explained in "About the Fund's Investments" below.

     HOW DO THE  PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting  securities for the Fund, the portfolio  managers look  nationwide for municipal securities,  using a variety of factors which may change over time and may vary in particular cases. The portfolio managers currently look for:

     o   Municipal securities that provide high current income,
     o   A wide range of municipal securities to diversify the portfolio,
     o   Municipal securities having favorable credit characteristics, and
     o   Special situations that provide opportunities for value.

     The  portfolio  managers  may  consider  selling a security if any of these factors no longer apply to a security purchased for the Fund.

     WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal income taxes.  The Fund does not seek capital gains or growth. Because it invests in tax-exempt  securities,  the Fund is not  appropriate  for  retirement  plan accounts or for investors who want to pursue capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have risks to some  degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment
Manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform  other funds  having a similar  objective.  The share prices of the
Fund will  change  daily  based on changes in market  prices of  securities  and market conditions and in response to other economic events.

     CREDIT RISK.  Municipal  securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal  security might not make interest and principal  payments on the  security as they become due. If the issuer  fails to pay interest, the Fund's income may be reduced, and if the issuer fails to repay principal,  the value of that  security and of the Fund's shares may be reduced.
Because the Fund can invest as much as 25% of its assets in municipal securities below  investment  grade to seek  higher  income,  the Fund's  credit  risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's  credit  rating or other adverse news about an issuer can reduce the value  of that  issuer's  security.

     Special Risks of  Lower-Grade  Securities.  Municipal  securities  that are rated below  investment-  grade (these are sometimes called "junk bonds") may be subject to greater price  fluctuations and risks of loss of income and principal than investment-grade  municipal  securities.  Securities that are (or that have fallen)  below  investment-grade  have a greater risk that the issuers might not meet their debt  obligations.  They also may not have an active trading  market, which  means that they would be less  liquid than  investment  grade  securities making it harder for the fund to sell then at an acceptable price.

     INTEREST RATE RISKS.  Municipal  securities are subject to changes in value when prevailing  interest rates change. When prevailing interest rates fall, the values of already-issued  municipal  securities  generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall and the  securities  may sell at a discount  from their  face  amount.  The magnitude  of these  price  changes is  generally  greater for bonds with longer maturities.  When the average  maturity of the Fund's  portfolio is longer,  its share price may fluctuate more if interest rates change. Additionally,  the Fund can buy variable rate obligations. When interest rates fall, the yields of these securities  decline.  Callable  bonds the Fund buys are more likely to be called when interest  rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields,  reducing its  income.  When  interest  rates  fall,  the  income  the  Fund  earns on its investments, and the Fund's distributions to shareholders, may decline. The Fund currently  focuses on longer-term  securities to seek higher income.  Therefore, its share prices may fluctuate more when interest rates change.

     Risks of Using Derivative Investments. The Fund can use derivatives to seek increased  returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment is an investment  contract  whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures,  swaps, and variable rate obligations  including "inverse floaters" are some examples of derivatives.

     If the issuer of the derivative investment does not pay the amount due, the
Fund  can  lose  money on its  investment.  Also,  the  underlying  security  or investment on which the derivative is based, and the derivative  itself, may not perform the way the Manager  expected it to perform.  If that happens,  the Fund will get less income than expected or its share price could  decline.  To try to preserve  capital,  the Fund has  limits on the  amount of  particular  types of derivatives it can hold. However,  using derivatives can increase the volatility of the  Fund's  share  prices.  Some  derivatives  may be  illiquid,  making  it difficult for the Fund to sell them quickly at an acceptable price.

     When the Fund invests in certain derivatives, for example, inverse floaters with  "shortfall"  agreements  (as  discussed  below) and  swaps,  the Fund must segregate cash or readily  marketable  short-term debt  instruments in an amount equal to the  obligation.

     Inverse Floaters Have Special Risks.  Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term  bonds in response to market  changes.  As short-term  interest rates fall, inverse floaters produce more current income.  Inverse floaters are a type of "derivative security." Some have a "cap" so that if interest rates rise above the "cap," the security pays additional  interest  income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves  worthless.  Under  certain  circumstances,  the Fund may  enter  into an agreement  with the  sponsor  of an inverse  floater  that  commits  the Fund to reimburse  the  sponsor the  difference  between  the  liquidation  value of the underlying  security  (which  is the  basis  of the  inverse  floater)  and  the principal  amount due to the holders of the  floating  rate  security.  Although entering into this type of  "shortfall"  agreement  would expose the Fund to the risk  that it may be  required  to make a  reimbursement  of the type  described above,  the Fund may  receive  higher  interest  payments  than  under a typical inverse floater and generally isble to defer  recognizing any loss on an inverse floater covered by the agreement.  The Fund will not invest more than 20% of its total assets in inverse floaters.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's
investments,   its  investment  performance,  and  the  prices  of  its  shares.
Particular investments and strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     The value of the Fund's  investments  in municipal  securities  will change over time due to a number of  factors.  They  include  changes in  general  bond market  movements,  changes in values of particular bonds or the income they pay because of events  affecting the issuer,  or changes in interest  rates that can affect bond prices overall.  Also, defaults by issuers of lower-grade securities could reduce the Fund's  income and share  prices.  These changes can affect the value of the Fund's  investments and its prices per share. The Fund's derivative investments  have  additional  risks that can cause  fluctuations  in the Fund's share prices. In the  OppenheimerFunds  spectrum,  the Fund is more conservative than some types of taxable  bond funds,  such as high yield bond funds,  but has greater risks than money market funds.

     An investment in the Fund is not a deposit of any bank,  and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares)
from year to year for the last 10 calendar  years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period  from  January  1, 2006  through  September  30,  2006,  the cumulative return (not annualized) before taxes for Class A shares was 1.49%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before taxes for a calendar quarter was 4.86% (3rd Qtr 04) and the lowest return (not  annualized)  before taxes for a calendar quarter was -2.64%
(4th Qtr 99).

Average Annual Total Returns                 1 Year   5 Years         10 Years

for the periods ended December 31, 2005

Class A Shares (inception

   10/27/1976)                                2.71%     5.86%        5.21%
  Return Before Taxes                         2.71%     5.86%        5.20%
  Return After Taxes on Distributions
  Return After Taxes on Distributions and     3.70%     5.79%         5.20%
  placeCitySale of Fund Shares

Class B Shares (inception 3/16/1993)         1.92%      5.76%        5.24%

Class C Shares (inception 8/29/1995)         5.93%      6.07%        4.90%

Lehman Brothers Municipal Bond Index (reflects  3.51%   5.59%(1)     5.71%(1)
no deduction for fees, expenses or taxes)

1. From 12/31/95

     The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5-year);  and for Class
C, the 1% contingent deferred sales charge for the 1-year period.  Because Class
B shares convert to Class A shares 72 months after purchase,  Class B "10 Years"
performance does not include any contingent deferred sales charge and uses Class
A  performance  for  the  period  after  conversion.  The  returns  measure  the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance of the Fund's shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged  index of a broad range of investment  grade municipal bonds that is a measure of the  performance  of the general  municipal  bond  market.  The index performance  includes  reinvestment  of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's  investments vary from those in the index.

Fees and Expenses of the Fund

     The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during  its fiscal  year ended July 31,
2006.

Shareholder Fees (charges paid directly from your investment):
                                                       Class A Shares         Class B Shares        Class C Shares
--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------
Maximum Sales Charge (Load) on purchases                    4.75%                  None                  None
(as % of offering price)
--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------
Maximum Deferred Sales Charge (Load)                       None(1)                5%(2)                  1%(3)
(as % of the lower of the original offering price
or redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                       Class A Shares         Class B Shares        Class C Shares
--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------

Management Fees                                             0.45%                 0.45%                  0.45%

--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------

Distribution and/or Service (12b-1) Fees                    0.24%                 1.00%                  1.00%

--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------

Other Expenses                                              0.18%                 0.23%                  0.17%

--------------------------------------------------- ---------------------- --------------------- ----------------------
--------------------------------------------------- ---------------------- --------------------- ----------------------

Total Annual Operating Expenses                             0.87%                 1.68%                  1.62%

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees, and accounting and legal expenses that the Fund pays. The
"Other  Expenses"  in the table are based on, among other  things,  the fees the
Fund would have paid if the  transfer  agent had not waived a portion of its fee under a voluntary  undertaking  to the Fund to limit the transfer  agent fees to
0.35% of  average  daily  net  assets  per  fiscal  year for all  classes.  That undertaking may be amended or withdrawn at any time.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

If shares are redeemed:                   1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $560                 $740                 $936               $1501

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $672                 $834                $1120               $1584

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $266                 $515                 $888               $1937

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

If shares are not redeemed:               1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $560                 $740                 $936               $1501

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $172                 $534                 $920               $1584

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $166                 $515                 $888               $1937

     In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include contingent deferred sales charges.

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. Under normal market conditions,  the  Fund  attempts  to  invest  100% of its  assets  in  municipal securities.  As a fundamental  policy,  the Fund invests at least 80% of its net assets (plus borrowings for investment  purposes) in municipal  securities.  The
Fund's  portfolio  might  not  always  include  all of the  different  types  of investments described below.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount  of  securities  of any  one  issuer  and by not  investing  too  great a percentage  of the  Fund's  assets in any one  issuer.  However,  changes in the overall market prices of municipal  securities and the income they pay can occur at any time.  The yield and share price of the Fund will  change  daily based on changes  in  interest  rates and market  conditions,  and in  response  to other economic events. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

     MUNICIPAL SECURITIES.  The Fund buys municipal bonds and notes,  tax-exempt commercial paper,  certificates of participation in municipal leases,  and other debt  obligations.  These debt obligations are issued by state  governments,  as well as their political  subdivisions (such as cities, towns and counties),  and their agencies and authorities.  The Fund can also buy securities  issued by the
District of Columbia,  any  commonwealths,  territories  or  possessions  of the
United States, or their respective  agencies,  instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the  opinion of bond  counsel to the issuer at the time the  security is issued).

     Under  highly  unusual  circumstances,  the  Internal  Revenue  Service may determine that a municipal bond issued as tax-exempt  should in fact be taxable.
If the Fund held  such a bond,  it might  have to  distribute  taxable  ordinary income  dividends or  reclassify as taxable  income  previously  distributed  as exempt-interest dividends.

     Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments,  financing specific  projects  or  financing  public  facilities.  The  Fund  can buy  both long-term and short-term municipal securities.  For purposes of this Prospectus, long-term securities mean securities that have a maturity of more than one year.
The Fund currently focuses on longer-term  securities with maturities  between 5 and 30 years when issued, to seek higher income.

     The Fund can buy municipal securities that are "general obligations," which are secured by the  issuer's  pledge of its full faith,  credit and taxing power for the payment of principal and interest.  Some debt  securities,  such as zero coupon securities,  do not pay current interest. Other securities may be subject to calls by the issuer to redeem the debt or to prepayment prior to their stated
maturity.  The Fund can also buy "revenue obligations," the interest on which is payable  only from the revenues  derived from a particular  facility or class of facilities, or a specific excise tax or other revenue source.

     TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds: (i) tobacco  settlement revenue bonds, for which payments of interest and principal  are made  solely  from a state's  interest  in the Master  Settlement
Agreement  ("MSA")  described below, and (ii) tobacco bonds subject to a state's appropriation  pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

     o Tobacco  Settlement  Revenue  Bonds.  The Fund may  invest a  significant portion of its assets in tobacco  settlement  revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's  proportionate share in the MSA.
The MSA is an agreement reached out of court in November 1998, between 46 states and six other U.S.  jurisdictions  (including Puerto Rico and Guam) and the four largest  U.S.  tobacco  manufacturers  (Phillip  Morris,  RJ  Reynolds,  Brown &
Williamson,   and  Lorillard).   Subsequently,   a  number  of  smaller  tobacco
manufacturers  signed on to the MSA,  bringing the current combined market share of participating  tobacco  manufacturers to approximately  92%. The MSA provides for payments  annually by the  manufacturers to the states and  jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting  payments each year.  Tobacco  manufacturers  pay into a master escrow trust based on their market share and each state  receives a fixed percentage of the payment as set forth in the MSA.

     A number of states have  securitized  the future flow of those  payments by selling  bonds  pursuant  to  indentures,  some  through  distinct  governmental entities  created for such purpose.  The bonds are backed by the future  revenue flow that is used for  principal  and  interest  payments  on the bonds.  Annual payments on the bonds,  and thus the risk to the Fund,  are highly  dependent on the  receipt  of future  settlement  payments  to the state or its  governmental entity,  as well as other  factors.  The  actual  amount  of  future  settlement payments is  dependent  on many factors  including,  but not limited to,  annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating  tobacco  companies.  As a result,  payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

     Because  tobacco  settlement  bonds are backed by payments from the tobacco manufacturers,  and generally not by the credit of the state or local government issuing  the bonds,  their  creditworthiness  depends on the  ability of tobacco manufacturers  to  meet  their  obligations.  A  market  share  loss  by the MSA companies to non-MSA  participating tobacco manufacturers could cause a downward adjustment  in the payment  amounts.  A  participating  manufacturer  filing for bankruptcy  also could cause delays or reductions in bond payments,  which could affect the Fund's net asset value.

     The MSA and tobacco  manufacturers  have been and continue to be subject to various legal claims.  An adverse outcome to any litigation  matters relating to the MSA or affecting  tobacco  manufacturers  could adversely affect the payment streams  associated  with the MSA or cause delays or reductions in bond payments by tobacco  manufacturers.  The MSA itself has been subject to legal  challenges and has, to date,  withstood  those  challenges.  The  Statement  of  Additional
Information  contains more detailed  information about the litigation related to the tobacco industry and the MSA.

     o "Subject  to  Appropriation  (STA)  Tobacco  Bonds".  In  addition to the tobacco  settlement  bonds discussed  above, the Fund also may invest in tobacco related bonds that are subject to a state's  appropriation  pledge ("STA Tobacco
Bonds").  STA Tobacco  Bonds rely on both the revenue  source from the MSA and a state appropriation pledge.

     These STA Tobacco  Bonds are part of a larger  category of municipal  bonds that are subject to state  appropriation.  Although specific provisions may vary
among  states,   "subject  to   appropriation   bonds"  (also   referred  to  as
"appropriation  debt") are typically  payable from two distinct  sources:  (i) a dedicated  revenue source such as a municipal  enterprise,  a special tax or, in the case of tobacco  bonds,  the MSA funds,  and (ii) from the issuer's  general funds. Appropriation debt differs from a state's general obligation debt in that general  obligation debt is backed by the state's full faith,  credit and taxing power,  while  appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The  appropriation is usually made annually.  While STA Tobacco Bonds offer
an  enhanced  credit  support   feature,   that  feature  is  generally  not  an
unconditional guarantee of payment by a state and states generally do not pledge the full faith,  credit or taxing power of the state. The Fund considers the STA
Tobacco Bonds to be  "municipal  securities"  for purposes of its  concentration policies.

     Taxability  Risk. The Fund will invest in municipal  securities in reliance at the time of  purchase  on an opinion of bond  counsel to the issuer  that the interest  paid on those  securities  will be  excludable  from gross  income for federal  income tax  purposes.  Subsequent to the Fund's  acquisition  of such a municipal security,  however,  the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid  by the  Fund  as  "exempt-interest  dividends"  could  be  adversely affected,  subjecting the Fund's  shareholders  to increased  federal income tax liabilities.

     Municipal Lease  Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land,  equipment or facilities.  The Fund can invest in  certificates  of  participation  that  represent a  proportionate interest in payments made under  municipal  lease  obligations.  Most  municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

     If  the  government   stops  making   payments  or  transfers  its  payment
obligations  to a private  entity,  the  obligation  could  lose value or become taxable.  Although  the  obligation  may be secured by the leased  equipment  or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult,  time consuming and costly, and may result in a delay in recovering or failure to recover the original investment.  Some lease obligations may not have an active trading  market,  making it difficult for the
Fund to sell them quickly at an acceptable price.

     Ratings  of  Municipal  Securities  the Fund  Buys.  Most of the  municipal securities  the Fund buys are  "investment  grade" at the time of purchase.  The
Fund does not invest more than 25% of its total assets in  municipal  securities that at the time of purchase are not  "investment-grade." The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the
Fund buys them.  While  securities rated "Baa" by Moody's or "BBB" by Standard &
Poor's  are   considered   "investment   grade,"  they  have  some   speculative
characteristics.  "Investment  grade" securities are those rated within the four highest  rating  categories  of  Moody's,  Standard & Poor's or Fitch,  Inc.  or
another nationally recognized rating organization, or (if unrated) judged by the
Manager to be comparable to rated investment grade securities. Rating categories are  described in the Statement of  Additional  Information.  A reduction in the rating of a security after the Fund buys it will not  automatically  require the
Fund to dispose of that  security.  However,  the Manager  will  evaluate  those securities to determine whether to keep them in the Fund's portfolio.

     The  Manager  may rely to some  extent  on  credit  ratings  by  nationally recognized rating agencies in evaluating the credit risk of securities  selected for the Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

     Floating  Rate/Variable  Rate Obligations.  Some municipal  securities have variable or floating  interest  rates.  Variable  rates are adjustable at stated
periodic intervals.  Floating rates are automatically  adjusted in relation to a specified  market  rate,  such as the prime rate of a bank,  or the 91-day  U.S.
Treasury Bill rate.  These  obligations may be secured by bank letters of credit or other credit support arrangements.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  policies without shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy.  Other investment policies that are fundamental policies are listed in the  Statement of  Additional  Information.  An  investment  policy or technique  is  not  fundamental  unless  this  Prospectus  or the  Statement  of
Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of them. These  techniques have risks,  although some of them are designed  to help reduce  overall  investment  or market  risks.  Borrowing  for
Leverage.  The Fund can borrow from banks to purchase additional  securities,  a technique  referred to as  "leverage,"  in amounts up to  one-third of its total assets  (including the amount  borrowed) less all liabilities  and  indebtedness other than  borrowings.  The use of "leverage"  will subject the Fund to greater costs than funds  that do not borrow for  leverage  and may also make the Fund's share price more  sensitive to interest rate  changes.  The interest on borrowed money is an expense that might reduce the Fund's yield.

     Other  Derivatives.  The Fund can invest in derivative  securities that pay interest  that depends on the change in value of an underlying  asset,  interest rate or index.  Options and futures  (discussed  below under "Hedging") are also examples of derivatives.  The Fund may use derivatives to seek increased returns or to try to hedge investment risks. Examples of external pricing mechanisms are interest rate swaps, municipal bond indices or swap indices.

     Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments"
or "puts" with  respect to municipal  securities.  The Fund obtains the right to sell specified securities at a set price on demand to the issuing  broker-dealer or bank.  However,  this  feature  may  result in a lower  interest  rate on the security.  The Fund  acquires  stand-by  commitments  or puts  solely to enhance portfolio liquidity.

     "When-Issued" and "Delayed  Delivery"  Transactions.  The Fund can purchase municipal  securities  on a  "when-issued"  basis and can  purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement, no payment is made for the  security  and no interest  accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

     Illiquid  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  The Fund will not invest more than 15% of its net assets in illiquid  securities.  The Manager  monitors  holdings of illiquid securities  on an ongoing  basis to  determine  whether to sell any  holdings to maintain  adequate  liquidity.  The  Fund  cannot  buy  a  security  that  has a restriction on its resale.

     Hedging. The Fund can buy and sell futures contracts, put and call options, or enter  into  interest  rate swap  agreements.  These are all  referred  to as
"hedging instruments." The Fund does not use hedging instruments for speculative purposes,  and has  limits  on the use of them.  The Fund  does not use  hedging instruments  to a substantial  degree and is not required to use them in seeking its objective.  Hedging involves risks. If the Manager uses a hedging instrument at the wrong  time or judges  market  conditions  incorrectly,  the hedge may be unsuccessful  and the strategy could reduce the Fund's  returns.  The Fund could also experience  losses if the prices of its futures and options  positions were not  correlated  with its  other  investments  or if it could  not  close  out a position because of an illiquid market for the future or option.

     Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve  its  objective,  and may have a high  portfolio  turnover  rate (for example, over 100%). While increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce  performance),  in most cases the Fund does not pay brokerage  commissions on debt  securities it buys. If the
Fund  realizes  capital  gains  when it  sells  its  portfolio  investments,  it generally  must pay those gains out to  shareholders,  increasing  their taxable distributions.  The  Financial  Highlights  table at the end of this  Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

     Temporary  Defensive  and  Interim  Investments.  In  times of  adverse  or unstable  market,  political or economic  conditions,  the Fund can invest up to
100%  of  its  total  assets  in  temporary   defensive   investments  that  are
inconsistent with the Fund's principal investment  strategies.  Generally,  such
investments   would   be   short-term   municipal   securities   but   could  be
placecountry-regionU.S.  government  securities or  highly-rated  corporate debt securities.  The income from some  temporary  defensive  investments  may not be tax-exempt,  and  therefore  when making  those  investments  the Fund might not achieve its objective.  The Fund may also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  ("SEC") no later than 60 days after the close of its first and third fiscal  quarters.  These  required  filings are  publicly  available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $215 billion in assets as of June 30, 2006,  including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at 225 Liberty Street, 11th Floor,
New York, New York 10281-1008.

     Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
Manager an advisory  fee at an annual rate which  declines as the Fund's  assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next  $100  million,  0.50% of the next  $200  million,  0.45% of the next  $250 million,  0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.  The Fund's  management fee for its last fiscal year ended July
31, 2006, was 0.45% of average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's  investment  advisory  contract is  available  in the Fund's  Semi-Annual
Report to shareholders for the six-month period ended January 31, 2006.

     Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals,  including Ronald H. Fielding, Daniel G. Loughran, Scott Cottier,
Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Senior Portfolio  Manager and Vice President of the
Fund since July 2002.  Mr.  Fielding  has been a Senior  Vice  President  of the
Manager since January 1996 and Chairman of the Rochester Division of the Manager
since January 1996. He is a portfolio  manager and officer of other funds in the
OppenheimerFunds  complex. Mr. Fielding is the chief strategist and a trader for the Fund.

     Mr.  Loughran has been a Vice  President of the Fund since October 2005 ; a
Senior  Portfolio  Manager of the Fund since July 2005 and Portfolio  Manager of the Fund since April 2002. Mr. Loughran has been a Vice President of the Manager since April 2001 and has been a portfolio  manager with the Manager  since 1999.
He is a portfolio  manager  and  officer of other funds in the  OppenheimerFunds complex. Mr. Loughran is both a portfolio manager and trader for the Fund.

     Mr.  Cottier has been a Vice  President of the Fund since  October 2005 and
Senior  Portfolio  Manager of the Fund and Vice  President of the Manager  since
2002. Prior to joining the Manager in 2002, Mr. Cottier was a portfolio  manager and trader at Victory  Capital  Management  from 1999 to 2002. He is a portfolio manager and officer of other funds in the OppenheimerFunds  complex. Mr. Cottier is both a portfolio manager and a trader for the Fund.

     Mr.  Willis has been a Vice  President  of the Fund since  October  2005; a
Senior Portfolio  Manager of the Fund since January 2006, a Portfolio Manager of the Fund since 2003;  and an Assistant  Vice President of the Manager since July
2005. Prior to joining the Manager in 2003, Mr. Willis was a Corporate  Attorney
for Southern  Resource Group from 1999. He is an associate  portfolio manager of other  funds in the  OppenheimerFunds  complex.  Mr.  Willis is both a portfolio manager and a trader for the Fund.

     Mr.  DeMitry  has  been  Associate  Portfolio  Manager  of the  Fund  since
September  2006;  a research  analyst of the Manager  since June 2003;  a credit analyst of the Manager  from July 2001 to May 2003;  and an  Associate  Regional
Sales Representative of the Manager from December 2000 to June 2001. Mr. DeMitry is a trader for the Fund and other Oppenheimer funds.

     Mr.  Franz  has been an  Associate  Portfolio  Manager  of the  Fund  since
September 2006 and a research  analyst of the Manager since June 2003.  Prior to joining the Manager, Mr. Franz was a summer intern in the Securities Division at
TIAA-CREF from June 2002 to September 2002; and Senior Commercial Credit Analyst
at M&T Bank from June 1999 to September 2001. Mr. Franz is a trader for the Fund and other Oppenheimer funds.

     Mr.  Camarella has been a research  analyst of the Manager  since  February
2006.  Mr.  Camarella  was a credit  analyst  of the  Manager  from June 2003 to
January 2006. Prior to joining the Manager, he was an Investment Banking Analyst for Wachovia Securities in Charlotte,  North Carolina. Mr. Camarella is a trader for the Fund and other Oppenheimer funds.

     Additional   information  about  the  Fund's  Portfolio   Management  Team,
regarding  compensation,  other  accounts  managed and their  ownership  of Fund shares, is provided in the Statement of Additional Information.

     Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT
How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,   Inc."  Mail  it  to  addressStreetP.O.   Box  5270,   CityDenver,
StateColorado  PostalCode80217.  If you do not list a dealer on the application,
Class A shares are your only purchase  option.  The Distributor will act as your agent in buying  Class A shares.  However,  we  recommend  that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate  for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another  registered  broker-dealer.  If a current investor no longer has another broker-dealer  of  record  for an  existing  Class  B or  Class C  account,  the
Distributor is  automatically  designated as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at  1.800.225.5677  to
notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make an  initial  investment  for as  little  as $500.  The  minimum  subsequent investment is $50,  except that for any account  established  under one of these plans  prior to  datelstransMonth11Day1Year2002November  1,  2002,  the  minimum additional investment will remain $25.

     o A  minimum  initial  investment  of $250  applies  to  certain  fee based programs that have an agreement  with the  Distributor.  The minimum  subsequent investment for those programs is $50.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in placeStateColorado, or after any agent appointed by the Distributor  receives the order. Your financial adviser can provide you with more information regarding the time you must submit your  purchase  order and  whether the  adviser is an  authorized  agent for the receipt of purchase orders.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of the StateplaceNew York Stock Exchange (the "NYSE"), on
each day the NYSE is open  for  trading  (referred  to in this  Prospectus  as a
"regular  business day").  The NYSE normally closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.  All  references to time in this  Prospectus are to "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is  principally  traded,  that security  may be valued by another  method that the Board of  Trustees  believes accurately reflects the fair value.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a securities  market  closes early  because of a natural disaster).  The Fund uses fair value  pricing  procedures  to  reflect  what the
Manager  and  the  Board  believe  to be more  accurate  values  for the  Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  Prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.

     Buying Through a Dealer.  If you buy shares  through an authorized  dealer, your dealer must receive the order by the close of the NYSE  (normally 4:00 p.m.
Eastern  time).  If your order is  received  on a day when the NYSE is closed or after it is  closed,  the order will  receive  the next  offering  price that is determined.

     WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1  million).  The amount of that sales charge will vary depending  on the amount you invest.  The sales  charge rates are listed in "How
Can You Buy Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The
Distributor  will not accept  purchase  orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single  investor.  Dealers or other  financial  intermediaries  purchasing  shares for their  customers  in omnibus accounts are responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  and do not  expect to need  access to your money for more than six years, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to  Class B and  Class  C  shareholders.  Other features may not be advisable (because of the effect of the contingent  deferred sales  charge)  for  Class B and Class C  shareholders.  Therefore,  you  should carefully  review how you plan to use your  investment  account before  deciding which class of shares to buy.

     Additionally,  the  dividends  payable to Class B and Class C  shareholders will be reduced by the  additional  expenses borne by those classes that are not borne by Class A  shares,  such as the  Class B and  Class C  asset-based  sales charge  described  below and in the Statement of Additional  Information.  Also,
checkwriting is not available on accounts subject to a contingent deferred sales charge.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important  to remember  that Class B and Class C contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end sales charge on sales of Class A shares:  to compensate the  Distributor  for  concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions  based upon  the  value  of  shares  of the  Fund  owned  by the  dealer  or  financial institution for its own account or held for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Concession As a
                                       Percentage of            Percentage of Net         Percentage of
  Amount of Purchase                   Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases and the special  sales  charge  rates that apply to purchases of shares of the Fund by certain groups,  or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that a special condition applies.

     CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the  table  above),  you can add the  value of any  Class A,  Class B or Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  You can choose to include purchases made up to 90 days before the date that you submit a Letter of
Intent.  Your  Class  A  shares  of  Oppenheimer  Money  Market  Fund,  Inc.  or
Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

     o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder from the

     Fund  may be  reinvested  in  shares  of  the  Fund  or  any  of the  other
Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the  Transfer  Agent in  writing  to elect  this  option and must have an existing account in the fund selected for reinvestment.

     o Exchanges of Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  Prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which may be  ordered  by  calling  1.800.225.5677  or  through  the  OppenheimerFunds website, at  www.oppenheimerfunds.com  (follow the hyperlinks:  "Access Accounts and  Services" - "Forms & Literature"  - "Order  Literature"  -  "Statements  of
Additional  Information").  A  description  of these  waivers and special  sales charge  arrangements  is also  available  for  viewing  on the  OppenheimerFunds website (follow the hyperlinks:  "Research  Funds" - "Fund  Documents" - "View a description  . . .").  To receive a waiver or special  sales  charge  rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent deferred sales charges.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1  million  or  more.  The  Distributor  pays  dealers  of  record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession  will not be paid on  purchases  of shares by  exchange  or that were previously subject to a front-end sales charge and dealer concession.

     If you  redeem  any of those  shares  within an 18 month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

     o the  aggregate  net  asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions); or

     o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

----------------------------------------------------------- ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
Was Accepted                                                Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A  shares.  It  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  A  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  periodically  for providing  personal  service and  maintenance of accounts of their customers that hold Class A shares.

     Distribution and Service Plans for Class B and Class C Shares. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to pay the
Distributor  for its  services  and  costs in  distributing  Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class
C shares.  The  Distributor  also receives a service fee of up to 0.25% per year under each plan.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the  respective  class.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal  services  for  accounts  that  hold  Class B or  Class C  shares.  The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.00% of the purchase price. The Distributor  pays the asset-based  sales charge as an  ongoing  concession  to the  dealer  on Class C  shares  that  have  been outstanding  for a year or more. The  Distributor  normally  retains the Class C asset-based  sales  charge  during  the  first  year  after  Class C shares  are purchased. See the Statement of Additional Information for exceptions.

     Under certain  circumstances,  the Distributor will pay the full Class B or
Class C asset-based  sales charge and the service fee to the dealer beginning in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those  circumstances,  the sales concession will not be paid to the dealer.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due  diligence" or training  meetings (to the extent  permitted by
applicable   laws  or  the  rules  of  the  NASD)  designed  to  increase  sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.  However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other  Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  Prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

     o transmit funds  electronically to purchase shares by telephone (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

     o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more  information.  You may  purchase  shares by  telephone  only after your account  has been  established.  To  purchase  shares in amounts up to  $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any
change   you   make  to  the   bank   account   information   must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.

     Purchasing  Shares.  You may  purchase  shares in amounts up to $100,000 by
phone,  by  calling  1.800.225.5677.   You  must  have  established  AccountLink
privileges  to link your bank account with the Fund to pay for these  purchases.

     Exchanging Shares. With the OppenheimerFunds Exchange Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special  PhoneLink  number.

     Selling Shares. You can redeem shares by telephone automatically by calling the  PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this
Prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received by the Distributor or your authorized financial  intermediary, in proper form (which  means that it must comply with the  procedures  described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting  privilege, or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular  basis.  If you  have  questions  about  any of  these  procedures,  and especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check.

     o The  redemption  check is not payable to all  shareholders  listed on the account statement.

     o The redemption check is not sent to the address of record on your account statement.

     o Shares are being  transferred to a Fund account with a different owner or name.

     o Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including:

o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a placecountry-regionU.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary, you must also include your title in the signature.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

     CHECKWRITING.  To write  checks  against  your Fund  account,  request that privilege  on your  account  application,  or  contact  the  Transfer  Agent for signature cards. They must be signed (with a signature  guarantee) by all owners of the account and returned to the Transfer  Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a signature card
to   establish   checkwriting   in  another   Oppenheimer   fund,   simply  call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

     o Checks can be written to the order of whomever  you wish,  but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

     o  Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.

     o Checks must be written for at least $500. Checks written below the stated
amount on the check will not be accepted.  However,  if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.

     o Checks  cannot be paid if they are  written  for more  than your  account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.

     o You may not write a check that would  require  the Fund to redeem  shares that were purchased by check or Asset Builder Plan payments  within the prior 10 days.

     o Don't use your checks if you changed your Fund account number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                 Send courier or express mail
requests by mail:                             requests to:
OppenheimerFunds Services                     OppenheimerFunds Services
P.O. Box 5270                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217                        Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those  shares  during the  applicable  holding  period for the class of shares, the contingent  deferred sales charge will be deducted from the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the  Statement  of  Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

     1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,

     2. shares held for the holding period that applies to the class, and

     3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o   The prospectus of the selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

     o You must meet the minimum purchase requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

     o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this Prospectus.  Further details are provided under "How to Sell Shares."

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges, they may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the Fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder  has exchanged  shares into the stock or bond fund  during the prior 30 days.  However,  all of the shares  held in that money market fund would then be blocked from further  exchanges  into another fund for
30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.

     A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account annually in September.  See the Statement of Additional Information
to learn how you can avoid this fee and for  circumstances  under which this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions  in writing.  The Transfer Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this Prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The  redemption  price, which is the net asset value per share,  will normally  differ for each class of shares.  The  redemption  value of your  shares  may be more or less than  their original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase shares by Federal Funds wire or certified check.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,  annual and semi-annual report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt  income and/or net taxable  investment income each regular  business day and to pay those dividends  monthly.  Daily dividends will not be  declared  or paid on  newly-purchased  shares  until  Federal  Funds are available to the Fund from the purchase payment for such shares.

     The Fund attempts to pay  dividends on Class A shares at a constant  level.
There is no  assurance  that it will be able to do so. The Board of Trustees may change  the  targeted  dividend  level at any  time,  without  prior  notice  to shareholders.  The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the particular class of  shares.  Dividends  and  other  distributions  paid on Class A  shares  will generally  be higher  than  dividends  for  Class B and  Class C  shares,  which normally have higher  expenses than Class A. The Fund cannot  guarantee  that it will pay any dividends or other distributions.

     CAPITAL  GAINS.  Although  the Fund  does not seek  capital  gains,  it may realize  capital gains on the sale of portfolio  securities.  If it does, it may make  distributions  out  of any  net  short-term  or  long-term  capital  gains annually.  The Fund may also make supplemental  distributions of ordinary income and exempt-interest  dividends and capital gains following the end of its fiscal year.  There  can be no  assurance  that the Fund  will  pay any  capital  gains distributions in a particular year.  Long-term  capital gains will be separately identified  in the tax  information  the Fund  sends  you  after  the end of the calendar year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and capital gains distributions.  You have four options:  Reinvest All Distributions in the  Fund.  You can  elect  to  reinvest  all  dividends  and  capital  gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
reinvest   all   distributions   in  the  same   class  of  shares  of   another
OppenheimerFunds account you have established.

     TAXES.  Dividends  paid from net  investment  income  earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. However, all or a portion of the dividends paid by the Fund that are derived from interest paid on certain  "private  activity bonds" may be an item of tax preference if you are subject to the federal  alternative minimum tax.  The  portion  of  the  Fund's  exempt-interest  dividends  that  was a tax preference  item  for  the  most  recent  calendar  year  is  available  on  the
OppenheimerFunds website at  www.oppenheimerfunds.com.  Follow the links: Access
Accounts  & Services  /  Investor  Service  Center / Access the Tax Center / Tax
Credit Info / Municipal Income/Tax Preference Percentage.  This amount will vary from year to year.

     Dividends and capital gains distributions may be subject to federal,  state or local taxes. Any short-term  capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you as long-term  capital gains,  no matter how long you have owned shares in the Fund.
The Fund may derive gains in part from municipal  obligations the Fund purchased below their  principal  or face  values.  All or a portion of these gains may be taxable to you as  ordinary  income  rather  than  capital  gains.  Whether  you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     It is  possible  that,  because of events  occurring  after the date of its issuance,  a  municipal  security  owned by the Fund will be  determined  to pay interest that is  includable in gross income for purposes of the federal  income tax, and that the  determination  could be  retroactive to the date of issuance.
Such a determination may cause a portion of prior  distributions to shareholders to be taxable to shareholders in the year of receipt.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including  reinvested  dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                             2006              2005           2004          2003           2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       10.16     $        9.53     $     9.19    $     9.48    $      9.57
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .50 1             .55 1          .59           .57            .50
Net realized and unrealized gain (loss)                    (.03)              .63            .28          (.32)          (.10)
                                                  ------------------------------------------------------------------------------
Total from investment operations                            .47              1.18            .87           .25            .40
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.55)             (.55)          (.53)         (.54)          (.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       10.08     $       10.16     $     9.53    $     9.19    $      9.48
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.78%            12.69%          9.60%         2.46%          4.39%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   1,494,775     $     780,571     $  568,156    $  553,344    $   568,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,147,353     $     639,474     $  567,291    $  569,881    $   568,951
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.97%             5.56%          6.18%         5.82%          5.35%
Total expenses                                             0.87%             0.92%          0.92%         0.93%          0.88%
Expenses after payments and waivers
and reduction to custodian expenses                        0.87%             0.92%          0.92%         0.88%          0.85% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      33%               31%            33%           99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

CLASS B    YEAR ENDED JULY 31,                          2006           2005           2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.13     $     9.50     $     9.17    $     9.45    $     9.55
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1          .48 1          .52           .49           .43
Net realized and unrealized gain (loss)                 (.04)           .63            .27          (.31)         (.11)
                                                  -----------------------------------------------------------------------
Total from investment operations                         .38           1.11            .79           .18           .32
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.47)          (.48)          (.46)         (.46)         (.42)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.04     $    10.13     $     9.50    $     9.17    $     9.45
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%         11.87%          8.68%         1.80%         3.50%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   58,570     $   41,867     $   47,024    $   63,104    $   72,241
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   50,695     $   43,648     $   55,864    $   67,721    $   73,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.19%          4.83%          5.42%         5.04%         4.58%
Total expenses                                          1.68%          1.69%          1.69%         1.69%         1.65%
Expenses after payments and waivers
and reduction to custodian expenses                     1.68%          1.69%          1.69%         1.64%         1.62% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   33%            31%            33%           99%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JULY 31,                           2006            2005            2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.13     $      9.50     $      9.16    $      9.45    $      9.55
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1           .47 1           .51            .49            .43
Net realized and unrealized gain (loss)                  (.04)            .64             .29           (.32)          (.11)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          .38            1.11             .80            .17            .32
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.47)           (.48)           (.46)          (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.04     $     10.13     $      9.50    $      9.16    $      9.45
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.89%          11.87%           8.79%          1.67%          3.50%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   250,929     $    70,807     $    27,793    $    23,511    $    20,491
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   159,084     $    40,236     $    25,810    $    22,345    $    17,776
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.17%           4.70%           5.39%          5.04%          4.57%
Total expenses                                           1.62%           1.69%           1.70%          1.71%          1.65%
Expenses after payments and waivers
and reduction to custodian expenses                      1.62%           1.69%           1.70%          1.66%          1.62% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             31%             33%            99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

INFORMATION AND SERVICES

     For More  Information  on  Oppenheimer  AMT-Free  Municipals  The following additional information about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing
to  the  SEC's  Public   Reference   Section,   CityplaceWashington,   StateD.C.
PostalCode20549-0102.  No one has been  authorized  to provide  any  information about the Fund or to make any representations  about the Fund other than what is contained in this Prospectus.  This Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy  shares  of the Fund,  to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

                                      The Fund's shares are distributed by:

The Fund's SEC File No.: 811-2668   [logo] OppenheimerFunds Distributor, Inc.

PR0310.001.0906
Printed on recycled paper

                                             Appendix to Prospectus of
                                          Oppenheimer AMT-Free Municipals

     Graphic  Material  included  in  the  Prospectus  of  Oppenheimer  AMT-Free
Municipals: "Annual Total Returns (Class A) (as of December 31 each year)":

     A bar chart will be  included in the  Prospectus  of  Oppenheimer  AMT-Free
Municipals  (the "Fund")  depicting the annual total  returns of a  hypothetical investment  in  Class A shares  of the  Fund  for each of the last ten  calendar years,  without  deducting  sales  charges  or taxes.  Set  forth  below are the relevant data points that will appear on the bar chart.

           Calendar Year Ended              Annual Total Returns
              12/31/96                           5.17%
              12/31/97                           9.38%
              12/31/98                           6.05%
              12/31/99                          -5.09%
              12/31/00                           7.98%
              12/31/01                           2.35%
              12/31/02                           8.04%
              12/31/03                           7.67%
              12/31/04                           8.69%

              12/31/05                           7.83%

Oppenheimer AMT-Free Municipals

6803 South Tucson Way, Centennial, Colorado 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 27, 2006

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  27, 2006. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                 Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks........
     The Fund's Investment Policies..........................................
     Other Investment Techniques and Strategies..............................
     Other Investment Restrictions...........................................
     Disclosure of Portfolio Holdings........................................
How the Fund is Managed......................................................
     Organization and History................................................
     Board of Trustees and Oversight Committees..............................
     Trustees and Officers of the Fund.......................................
     The Manager.............................................................

Brokerage Policies of the Fund...............................................
Distribution and Service Plans...............................................
Payments to Fund Intermediaries..............................................
Performance of the Fund......................................................

About Your Account
How To Buy Shares............................................................
How To Sell Shares...........................................................
How to Exchange Shares.......................................................
Dividends, Capital Gains and Taxes...........................................
Additional Information About the Fund........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm......................
Financial Statements.........................................................

Appendix A: Municipal Bond Ratings Definitions.........................     A-1
Appendix B: Industry Classifications...................................     B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers  C-1

ABOUT  THE  FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and the types of securities that the Fund's investment  manager,  OppenheimerFunds,  Inc. (the
"Manager"),  may select for the Fund. Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Manager uses in  selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques described below at all times in seeking its objective.  It may use some of the special  investment  techniques and strategies at some times or not at all. The Fund does not make  investments with the objective of seeking capital  growth,  since that would  generally be  inconsistent  with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates.  Because the current value of debt securities  varies inversely with changes in prevailing  interest rates, if interest rates increased after a security was purchased,  that security would normally  decline in value.  Conversely,  should interest rates decrease after a security was purchased, normally its value would rise.

     However,  those fluctuations in value will not generally result in realized gains or  losses  to the  Fund  unless  the Fund  sells  the  security  prior to maturity.  A debt  security held to maturity is redeemable by its issuer at full principal  value plus  accrued  interest.  The Fund does not  usually  intend to dispose  of  securities  prior to their  maturity,  but may do so for  liquidity purposes,  or  because of other  factors  affecting  the  issuer  that cause the
Manager to sell the particular security.  In that case, the Fund could realize a capital gain or loss on the sale.

     There are  variations in the credit quality of municipal  securities,  both within a particular rating  classification  and between  classifications.  These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These  factors are  discussed  in greater  detail below.

     Municipal  Securities.  The types of municipal securities in which the Fund may invest are  described  in the  Prospectus  under  "What Does the Fund Mainly
Invest  In?" and  "About  the  Fund's  Investments."  Municipal  securities  are generally  classified as general  obligation  bonds,  revenue bonds and notes. A discussion of the general  characteristics of these principal types of municipal securities follows below.

     |X| Municipal Bonds. The Fund has classified long-term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development"
and "private activity" bonds).  They may have fixed,  variable or floating rates of interest, or may be "zero-coupon" bonds as described below.

     Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their maturity date. To protect  bondholders,  callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

     |X| General  Obligation Bonds. The basic security behind general obligation bonds is the issuer's  pledge of its full faith and credit and taxing power,  if any,  for the  repayment of  principal  and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

     |X| Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source,  such as a  state's  or local  government's  proportionate  share of the tobacco Master Settlement Agreement, as described below under the section titled
"Tobacco  Related Bonds".  Revenue bonds are issued to finance a wide variety of capital  projects.  Examples  include  electric,  gas,  water and sewer systems;
highways,  bridges,  and  tunnels;  port and airport  facilities;  colleges  and universities; and hospitals.

     Although the principal security for these types of bonds may vary from bond to bond, many provide additional  security in the form of a debt service reserve fund that may be used to make  principal  and interest  payments on the issuer's obligations.  Housing  finance  authorities  have  a  wide  range  of  security,
including   partially  or  fully  insured  mortgages,   rent  subsidized  and/or
collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     |X|  Private  Activity  Bonds.  The  Tax  Reform  Act of 1986  amended  and reorganized,  under the Internal Revenue Code of 1986, as amended (the "Internal
Revenue Code"), the rules governing  tax-exemption for interest on certain types of  municipal  securities  known as "private  activity  bonds" (or,  "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which  are used to  finance  various  non-governmental  privately  owned  and/or operated  facilities.  Under the  Internal  Revenue  Code,  interest  on private activity  bonds is excludable  from gross income for federal income tax purposes if the  financed  activities  fall into one of seven  categories  of  "qualified private activity bonds," consisting of mortgage bonds,  veterans mortgage bonds, small issue bonds,  student loan bonds,  redevelopment  bonds,  exempt  facility bonds and  501(c)(3)  bonds,  and certain tests are met. The types of facilities that may be financed  with  501(c)(3)  bonds include  hospitals and  educational facilities that are owned by 501(c)(3) organizations.

     Whether a municipal  security is a private  activity  bond (the interest on which is taxable  unless it is a qualified  private  activity  bond)  depends on whether (i) more than a certain  percentage  (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of  principal or interest on the security is directly or  indirectly  derived from such  private use, or is secured by privately  used property or payments in respect of such  property,  or (ii) more than the lesser of 5% of  the  issue  or $5  million  is  used  to  make  or  finance  loans  to non-governmental persons.

     Thus,  certain  municipal  securities  could lose their  tax-exempt  status
retroactively   if  the  issuer  or  user  fails  to  meet  certain   continuing
requirements, for the entire period during which the securities are outstanding, as to the use and  operation  of the  bond-financed  facilities  and the use and expenditure  of the proceeds of such  securities.  The Fund makes no independent investigation  into  the  use of  such  facilities  or the  expenditure  of such proceeds.  If the Fund  should  hold a bond  that  loses its  tax-exempt  status retroactively,  there might be an adjustment to the tax-exempt income previously distributed to shareholders.

     The  payment  of the  principal  and  interest  on such  qualified  private activity bonds is dependant solely on the ability of the facility's user to meet its  financial  obligations,  generally  from  the  revenues  derived  from  the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

     Limitations  on the  amount of private  activity  bonds that each state may issue may  reduce the supply of such  bonds.  The value of the Fund's  portfolio could be affected by these  limitations if they reduce the  availability of such bonds.

     Interest on certain qualified private activity bonds that is tax-exempt may nonetheless  be  treated as a tax  preference  item  subject to the  alternative minimum tax to which certain  taxpayers are subject.  If such qualified  private
activity   bonds  were  held  by  the  Fund,  a   proportionate   share  of  the
exempt-interest  dividends  paid by the  Fund  would  constitute  an item of tax preference  to  such  shareholders.  The  Fund  will  not  invest  in  municipal securities  that pay interest that would be an item of tax preference  under the federal alternative minimum tax.

     |X|  Municipal  Notes.  Municipal  securities  having a maturity  (when the security  is  issued)  of less than one year are  generally  known as  municipal notes.  Municipal  notes  generally are used to provide for  short-term  working capital needs.  Some of the types of municipal  notes the Fund can invest in are described below.

     o Tax Anticipation Notes. These are issued to finance working capital needs of  municipalities.  Generally,  they are  issued  in  anticipation  of  various seasonal tax revenue,  such as income,  sales,  use or other business taxes, and are payable from these specific future taxes.

     o Revenue  Anticipation  Notes.  These are notes issued in  expectation  of receipt of other  types of revenue,  such as Federal  revenues  available  under
Federal revenue-sharing programs.

     o Bond Anticipation  Notes.  Bond anticipation  notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

     o Construction Loan Notes.  These are sold to provide project  construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

     |X|  Tax  Exempt  Commercial  Paper.  This  type of  short-term  obligation
(usually  having a maturity of 270 days or less) is issued by a municipality  to meet current working capital needs.

     |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund would be limited as  described  below in  "Illiquid
Securities."  From  time to time  the Fund may  invest  more  than 5% of its net assets in municipal  lease  obligations  that the Manager has  determined  to be liquid under guidelines set by the Board of Trustees.  Those guidelines  require the Manager to evaluate:

     o the frequency of trades and price quotations for such securities;

     o the number of dealers or other  potential  buyers  willing to purchase or sell such securities;

     o the availability of market-makers; and

     o the nature of the trades for such securities.

     While the Fund holds such  securities,  the Manager will also  evaluate the likelihood of a continuing market for these securities and their credit quality.

     Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects  financed with  certificates  of  participation  generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal  securities.  Payments by the public entity on the obligation  underlying the certificates  are derived from available  revenue sources.  That  revenue  might be  diverted  to the  funding of other  municipal service  projects.  Payments of interest  and/or  principal  with respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund.

     TOBACCO RELATED BONDS. The Funds may invest in two types of tobacco related bonds: (i) tobacco  settlement revenue bonds, for which payments of interest and principal  are made  solely  from a state's  interest  in the Master  Settlement
Agreement  ("MSA")  described below, and (ii) tobacco bonds subject to a state's appropriation  pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

     Tobacco  Settlement  Revenue  Bonds.  Each  Fund may  invest a  significant portion of its assets in tobacco  settlement  revenue bonds.  Tobacco settlement revenue  bonds are  secured by an  issuing  state's  proportionate  share in the
Master  Settlement  Agreement  ("MSA").  The MSA is an agreement  reached out of court in  November  1998  between  46 states  and six other  U.S.  jurisdictions
(including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers
(Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).  Subsequently,
a number of smaller  tobacco  manufacturers  signed on to the MSA,  bringing the
current  combined  market  share  of  participating   tobacco  manufacturers  to
approximately  92%. The MSA provides for payments  annually by the manufacturers to the states and  jurisdictions  in  perpetuity,  in exchange for releasing all claims against the manufacturers and a pledge of no further litigation.  The MSA established a base payment  schedule and a formula for  adjusting  payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed  percentage of the payment as set forth in the MSA.

     A number of states have  securitized  the future flow of those  payments by selling  bonds  pursuant  to  indentures,  some  through  distinct  governmental entities  created for such purpose.  The bonds are backed by the future  revenue flow that is used for  principal  and  interest  payments  on the bonds.  Annual payments on the bonds,  and thus the risk to a Fund, are highly dependent on the receipt of future settlement  payments by the state or its governmental  entity, as well as other  factors.  The actual amount of future  settlement  payments is dependent  on many  factors  including,  but not  limited  to,  annual  domestic
cigarette  shipments,   cigarette  consumption,   inflation  and  the  financial
capability of participating  tobacco  companies.  As a result,  payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

     Because  tobacco  settlement  bonds are backed by payments from the tobacco manufacturers,  and generally not by the credit of the state or local government issuing  the bonds,  their  creditworthiness  depends on the  ability of tobacco manufacturers  to  meet  their  obligations.  A  market  share  loss  by the MSA companies  to non-MSA  participating  tobacco  manufacturers  could also cause a downward adjustment in the payment amounts. A participating  manufacturer filing for  bankruptcy  also could cause delays or reductions in bond  payments,  which could affect a Fund's net asset value.

     The MSA and tobacco  manufacturers  have been and continue to be subject to various legal claims.  An adverse outcome to any litigation  matters relating to the MSA or affecting  tobacco  manufacturers  could adversely affect the payment streams  associated  with the MSA or cause delays or reductions in bond payments by tobacco  manufacturers.  The MSA itself has been subject to legal  challenges and has, to date,  withstood  those  challenges.  The  Statement  of  Additional
Information  contains more detailed  information about the litigation related to the tobacco industry and the MSA.

     Tobacco  Bonds  Subject to  Appropriation  (STA) Bonds.  In addition to the tobacco  settlement bonds discussed above,  each Fund also may invest in tobacco related bonds that are subject to a state's  appropriation  pledge ("STA Tobacco
Bonds").  STA Tobacco  Bonds rely on both the revenue  source from the MSA and a state appropriation pledge.

     These STA Tobacco  Bonds are part of a larger  category of municipal  bonds that are subject to state  appropriation.  Although specific provisions may vary
among  states,   "subject  to   appropriation   bonds"  (also   referred  to  as
"appropriation  debt") are typically  payable from two distinct  sources:  (i) a dedicated  revenue source such as a municipal  enterprise,  a special tax or, in the case of tobacco  bonds,  the MSA funds,  and (ii) from the issuer's  general funds. Appropriation debt differs from a state's general obligation debt in that general  obligation debt is backed by the state's full faith,  credit and taxing power,  while  appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The  appropriation is usually made annually.  While STA Tobacco Bonds offer
an  enhanced  credit  support   feature,   that  feature  is  generally  not  an
unconditional guarantee of payment by a state and states generally do not pledge the full faith,  credit or taxing power of the state. The Funds consider the STA
Tobacco Bonds to be "municipal  securities" for purposes of their  concentration policies.

     Litigation Challenging the MSA. The participating  manufacturers and states in the MSA are subject to several  pending  lawsuits  challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA
(referred  to  herein  as the  "MSA-related  legislation").  One or  more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation  are void or  unenforceable  under the  Commerce  Clause and certain other provisions of the U.S.  Constitution,  the federal antitrust laws, federal civil rights laws,  state  constitutions,  consumer  protection  laws and unfair competition laws.

     To date, challenges to the MSA or the states' MSA-related  legislation have not been  ultimately  successful,  although three such  challenges have survived initial  appellate  review of motions to dismiss.  Two of these three challenges
(referred to herein as Grand River and Freedom Holdings) are pending in the U.S.
District  Court for the  Southern  District of New York and have  proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things,  findings of fact based on extrinsic  evidence as to the  operation  and impact of the MSA and the states' MSA-related  legislation.  In these two cases, certain  decisions  by the U.S.  Court of Appeals  for the Second  Circuit  have created  heightened  uncertainty as a result of that court's  interpretation  of federal  antitrust  immunity and Commerce Clause doctrines as applied to the MSA and  the  states'  MSA-related  legislation,  which  interpretation  appears  to conflict with  interpretations by other courts that have rejected  challenges to the MSA and the states' MSA-related legislation.  Prior decisions rejecting such challenges  have concluded that the MSA and the  MSA-related  legislation do not violate the Commerce  Clause of the U.S.  Constitution  and are  protected  from antitrust challenges based on established  antitrust immunity doctrines.  Such a conflict  may result in  significant  uncertainty  regarding  the  validity  and enforceability of the MSA and/or the states' related  MSA-legislation  and could adversely  affect payment  streams  associated  with the MSA and the bonds.  The existence of a conflict as to the rulings of different  federal  courts on these issues,  especially  between  Circuit Courts of Appeals,  is one factor that the
U.S.  Supreme Court may take into account when deciding  whether to exercise its discretion  in agreeing to hear an appeal.  No  assurance  can be given that the
U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive  merits of the cases challenging the MSA or the states'  MSA-related legislation.

     Grand  River and  Freedom  Holdings.  Both  cases are  pending  in the U.S.
District  Court for the  Southern  District  of New York and seek to enjoin  the enforcement of states' MSA-related legislation.  The Grand River case is pending against the attorneys  general of 31 states.  The plaintiffs  seek to enjoin the enforcement  of the states'  MSA-related  legislation,  and allege,  among other things,  (a)  violations  of  federal  antitrust  law,  the  accompanying  state legislation  enacted  pursuant to the MSA mandates or authorizes such violations and is thus  preempted by federal law and that (b) the MSA and related  statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution.
Grand River was  remanded and remains  pending in the Southern  District and the parties  have engaged in discovery  with respect to the  antitrust  and Commerce
Clause claims.

     The Freedom  Holdings case is pending against the attorney  general and the commissioner  of  taxation  and finance of the State of New York and is based on the same  purported  claims as the Grand  River  case.  On  February  10,  2006, plaintiffs filed an amended  complaint  seeking (1) a declaratory  judgment that the operation of the MSA and New York's  MSA-related  legislation  implements an illegal per se output cartel in violation of the federal  antitrust  laws and is preempted  thereby,  (2) a  declaratory  judgment  that New  York's  MSA-related legislation,  together with the similar  legislation of other states,  regulates interstate commerce in violation of the Commerce Clause of the U.S. Constitution and (3) an  injunction  permanently  enjoining  the  enforcement  of New  York's
MSA-related legislation.

     To date,  the Second Circuit is the only federal court that has sustained a
Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss. A final decision in these cases by the District Court would be subject to appeal to the Second Circuit and would likely be further  appealed to the U.S.  Supreme  Court. A Supreme Court decision to affirm or to decline to
review  a  Second   Circuit   ruling  that  is  adverse  to  the   participating
manufacturers and states,  challenging  validity or enforceability of MSA or the states' MSA-related  legislation,  could potentially lead to invalidation of the
MSA and states' MSA-related legislation in their entirety, materially affect the payment  streams  under the MSA and/or result in the complete loss of the Fund's outstanding investment.

     A third case  challenging  the MSA (Xcaliber v. Ieyoub) in federal court in
Louisiana  (Fifth  Circuit)  also has  survived  appellate  review of motions to dismiss.  Certain  non-participating  manufacturers  are  alleging,  among other things, that certain provisions of Louisiana's  MSA-related  legislation violate various provisions of the U.S. Constitution and the Louisiana  constitution.  On
March 1, 2006,  the U.S.  Court of Appeals  for the Fifth  Circuit  vacated  the district  court's  dismissal of the plaintiffs'  complaint and remanded the case
for   reconsideration.   In  addition  to  the  three  cases  identified  above,
proceedings  are  pending in federal  courts that  challenge  the MSA and/or the states'  MSA-related  legislation in California,  Louisiana,  Oklahoma,  Kansas,
Kentucky, Tennessee and Arkansas. The issues raised in Freedom Holdings or Grand
River  are  also  raised  in many of  these  other  cases.  The MSA and  states'
MSA-related  legislation  may also continue to be  challenged  in the future.  A determination  that  the  MSA or  states'  MSA-related  legislation  is  void or unenforceable  would have a material  adverse effect on the payments made by the participating manufacturers under the MSA.

     Litigation Seeking Monetary Relief from Tobacco Industry Participants.  The tobacco  industry  has been the  target  of  litigation  for  many  years.  Both individual  and  class  action  lawsuits  have been  brought  by or on behalf of smokers  alleging  that  smoking  has been  injurious  to their  health,  and by non-smokers  alleging  harm from  environmental  tobacco  smoke,  also  known as
"secondhand   smoke."  Plaintiffs  seek  various  forms  of  relief,   including
compensatory   and   punitive   damages   aggregating   billions   of   dollars,
treble/multiple  damages and other statutory damages and penalties,  creation of medical monitoring and smoking cessation funds,  disgorgement of profits,  legal fees, and injunctive and equitable relief.

     The MSA does not release  participating  manufacturers  from  liability  in either  individual or class action cases.  Healthcare  cost recovery  cases have also been brought by  governmental  and  non-governmental  healthcare  providers seeking, among other things,  reimbursement for healthcare expenditures incurred in  connection  with the  treatment of medical  conditions  allegedly  caused by smoking. The participating  manufacturers are also exposed to liability in these cases,  because the MSA only  settled  healthcare  cost  recovery  claims of the
participating   states.   Litigation  has  also  been  brought  against  certain
participating manufacturers and their affiliates in foreign countries.

     The  ultimate  outcome  of any  pending  or future  lawsuit  is  uncertain.
Verdicts  of  substantial  magnitude  that  are  enforceable  as to one or  more participating  manufacturers,  if they occur,  could  encourage  commencement of additional  litigation,  or could  negatively  affect  perceptions  of potential triers of fact with respect to the tobacco  industry,  possibly to the detriment of pending  litigation.  An  unfavorable  outcome or  settlement  or one or more adverse  judgments  could  result in a decision  by the  affected  participating manufacturers  to  substantially  increase  cigarette  prices,  thereby reducing cigarette  consumption  beyond the  forecasts  under the MSA. In  addition,  the financial condition of any or all of the participating  manufacturer  defendants could be materially  and adversely  affected by the ultimate  outcome of pending litigation,  including  bonding  and  litigation  costs or a verdict or verdicts awarding  substantial  compensatory  or  punitive  damages.  Depending  upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in
one  or  more  of  the  lawsuits   could   substantially   impair  the  affected
participating manufacturer's ability to make payments under the MSA.

     |X|  Credit   Ratings   of   Municipal   Securities.   Ratings  by  ratings
organizations such as Moody's Investors Service,  Inc.  ("Moody's"),  Standard &
Poor's Ratings Services, a division of the McGraw-Hill  Companies,  Inc. ("S&P")
and Fitch, Inc.  ("Fitch")  represent the respective rating agency's opinions of the credit quality of the municipal  securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality.  Municipal securities  that have the same  maturity,  coupon and rating may have  different yields,  while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     After the Fund buys a  municipal  security,  the  security  may cease to be rated or its rating may be reduced . Neither event requires the Fund to sell the security,  but the Manager will consider such events in determining  whether the
Fund should  continue to hold the security.  To the extent that ratings given by
Moody's,  S&P,  or Fitch,  Inc.  change as a result of changes  in those  rating organizations  or their rating systems,  the Fund will attempt to use comparable ratings as standards for  investments in accordance  with the Fund's  investment policies.

     The Fund may buy municipal securities that are "pre-refunded." The issuer's
obligation  to  repay  the   principal   value  of  the  security  is  generally
collateralized with U.S. government securities placed in an escrow account. This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     A list of the rating  categories  of Moody's,  S&P and Fitch for  municipal
securities  is  contained  in  Appendix  A  to  this   Statement  of  Additional
Information.  Because  the Fund may  purchase  securities  that are  unrated  by nationally  recognized  rating  organizations,  the  Manager  will  make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assigning a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

     Special Risks of  Lower-Grade  Securities.  Lower grade  securities  (often referred to as "junk  bonds") may have a higher yield than  securities  rated in the higher  rating  categories.  In addition to having a greater risk of default than  higher-grade  securities,  there  may  be  less  of  a  market  for  these securities.  As a result they may be harder to sell at an acceptable  price. The additional  risks mean that the Fund may not  receive the  anticipated  level of income from these securities,  and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality  securities  might not be consistent  with the Fund's policy of preservation  of  capital,  the Fund  limits its  investments  in lower  quality securities.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may from  time to time  employ  the  types of  investment  strategies  and investments  described  below.  The  Fund  is not  required  to  use  all of the strategies at all times and at times may not use them.

     |X|  Floating  Rate and Variable  Rate  Obligations.  Variable  rate demand obligations  have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

     The  interest  rate on a  floating  rate  demand  note is based on a stated
prevailing  market rate,  such as a bank's prime rate, the 91-day U.S.  Treasury
Bill rate, or some other standard,  and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such  securities  reduce the  fluctuation in their market value.  As interest
rates  decrease  or  increase,   the  potential  for  capital   appreciation  or
depreciation is less than that for fixed-rate  obligations of the same maturity.
The Manager may determine that an unrated  floating rate or variable rate demand obligation  meets the Fund's  quality  standards  by reason of being backed by a letter  of credit  or  guarantee  issued  by a bank  that  meets  those  quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally  the issuer  must  provide a specified  number of days'  notice to the holder.

     Inverse  Floaters.  Variable  rate bonds  known as "inverse  floaters"  pay interest at rates that move in the opposite  direction  of yields on  short-term bonds in response to market changes.  As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile.
As short term interest rates fall, inverse floaters produce more current income.
Inverse floaters are a type of derivative security.

     To provide  investment  leverage,  a municipal issuer might decide to issue two variable rate obligations  instead of a single  long-term,  fixed-rate bond.
For example,  the interest rate on one obligation  reflects  short-term interest rates. The interest rate on the other instrument,  the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two,  minus the rate paid on the short-term  instrument.  The two portions  may be  recombined  to create a  fixed-rate  bond.  The Manager  might acquire  both  portions  of that type of  offering,  to reduce the effect of the volatility  of the  individual  securities.  This  provides  the Manager  with a flexible  portfolio  management  tool to vary the degree of investment  leverage efficiently under different market conditions.  The Fund can invest up to 20% of its total assets in inverse floaters.

     Inverse floaters may offer  relatively high current income,  reflecting the spread between  long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively  steep and short-term rates remain relatively  low,  owners of inverse  floaters will have the  opportunity to earn interest at  above-market  rates  because  they  receive  interest at the higher long-term  rates but have paid for bonds with  lower  short-term  rates.  If the yield curve flattens and shifts upward,  an inverse floater will lose value more quickly  than a  conventional  long-term  bond.  The Fund will invest in inverse floaters to seek higher  tax-exempt  yields than are available  from  fixed-rate bonds that have  comparable  maturities  and credit  ratings.  In some cases the holder of an  inverse  floater  may have an option to convert  the  floater to a fixed-rate bond, pursuant to a "rate-lock option."

     Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters that  expose  the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's exposure to rising interest  rates.  When  interest  rates exceed a  pre-determined  rate,  the cap generates additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for  additional  cost) will not provide  additional  cash flows and will expire worthless.

     The Fund may enter into a "shortfall  and  forbearance"  agreement with the sponsor of an inverse  floater held by the Fund.  Under  certain  circumstances, such an agreement  would commit the Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying  security
(which is the basis of the inverse  floater) and the principal amount due to the holders of the floating rate  security  issued in  conjunction  with the inverse floater.  The Fund  would not be  required  to make such a  reimbursement  under standard  terms  of a more  typical  inverse  floater  not  subject  to  such an agreement. Although entering into a "shortfall and forebearance" agreement would expose the Fund to the risk that it may be  required  to make the  reimbursement described  above,  the Fund may receive  higher  interest  payments than under a typical inverse  floater and generally is able to defer  recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

     |X| When-Issued and Delayed  Delivery  Transactions.  The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed  delivery"  basis.  "When-issued"  or  "delayed  delivery"  refers to securities  whose  terms  and  indenture  are  available  and for which a market exists, but which are not available for immediate delivery.

     When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and  payment  for the  securities  take  place  at a later  date.  Normally  the settlement  date is within six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal securities having a settlement  date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the  purchase  price.  For  example,  changes in  interest  rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue  to the  Fund on a  when-issued  security  until  the Fund  receives  the security at settlement of the trade.

     The Fund will engage in when-issued transactions in order to secure what is considered  to be an  advantageous  price and yield at the time of entering into the  obligation.  When the Fund  engages  in  when-issued  or  delayed  delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Their  failure  to do so may  cause  the  Fund  to  lose  the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

     When the Fund engages in when-issued and delayed delivery transactions,  it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of investment leverage.  Although  the Fund will enter into  when-issued  or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund  may  dispose  of  a commitment  prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects  the value of the security  purchased.  In a sale  transaction,  it records the proceeds to be received,  in determining  its net asset value.  In a purchase  transaction the Fund will identify on its books liquid securities with a value at least equal to the purchase  commitments  until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X|  Zero-Coupon  Securities.  The Fund  may buy  zero-coupon  and  delayed interest  municipal  securities.  Zero-coupon  securities  do not make  periodic interest  payments and are sold at a deep  discount  from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until  maturity,  as well as prevailing interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy those  distribution  requirements,  the Fund may have to sell  portfolio securities  that it otherwise  might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

     |X|  Puts  and  Standby   Commitments.   The  Fund  can  acquire  "stand-by
commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio  maturity.  These arrangements  give the Fund the right to sell the  securities  at a set price on demand to the issuing  broker-dealer or bank.  However,  securities  having this feature may have a relatively lower interest rate.

     When the Fund buys a municipal  security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal  security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

     The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the security  subject to the standby  commitment  or put (at a price that reflects  that  additional  feature).  The Fund will enter into these transactions  only with banks and  securities  dealers  that,  in the  Manager's opinion,  present minimal credit risks.  The Fund's ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities if the put or standby  commitment  is exercised.  If the bank or dealer should default on its  obligation,  the Fund might not be able to recover all or a  portion  of any  loss  sustained  from  having  to sell  the  security elsewhere.

     Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market price at the time the put or standby commitment is exercised. However, the Fund might refrain
from  exercising  a  put  or  standby   commitment  if  the  exercise  price  is
significantly  higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business  relationships  with the seller.

     A put or standby commitment  increases the cost of the security and reduces the yield otherwise  available from the security.  Any consideration paid by the
Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation  while the put or  standby  commitment  is held,  and a realized  gain or loss  when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund  shares,  or  pending  the  settlement  of  portfolio  securities.  In a repurchase  transaction,  the Fund acquires a security from, and  simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale  price  exceeds  the  purchase  price  by  an  amount  that  reflects  an agreed-upon  interest rate  effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S.
branches of foreign banks or broker-dealers  that have been designated a primary dealer in government  securities,  which meet the credit requirements set by the
Manager from time to time.

     The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's assets that may be subject to repurchase  agreements of seven days or less. They must meet credit requirements set by the Manager rom time to time.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act"), are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed the  repurchase  price to fully  collateralize  the  repayment  obligation.  The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase
agreements  secured  by  U.S.  government  securities.   Securities  pledged  as
collateral  for  repurchase  agreements  are held by a custodian  bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions. To enable the Fund to sell its holdings of a restricted security not  registered  under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities  may be  negotiated  by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a considerable  period may elapse between the time the  decision  is  made to sell  the  security  and the  time  the  security  is registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.
Illiquid  securities include repurchase  agreements  maturing in more than seven days.

     |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes,  the Fund may lend its portfolio  securities to brokers, dealers and other  financial  institutions.  These loans are limited to not more than 25% of the value of the Fund's total assets.  The Fund  presently  does not intend to engage in loans of securities  that will exceed 5% of the value of the
Fund's total assets in the coming year.  Income from  securities  loans does not
constitute   exempt-interest   income  for  the  purpose  of  paying  tax-exempt
dividends.

     There are risks in  connection  with  securities  lending.  The Fund  might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash  equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or  interest  on the  loaned  securities.  It also  receives  one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on  short-term  debt  securities  purchased  with the loan  collateral.
Either  type of  interest  may be  shared  with the  borrower.  The Fund may pay reasonable  finder's,  custodian and  administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the  Internal  Revenue  Code  and  must  permit  the  Fund to  reacquire  loaned securities on five days' notice or in time to vote on any important matter.

     |X|  Borrowing for  Leverage.  The Fund has the ability to invest  borrowed funds in portfolio securities. This speculative investment technique is known as
"leverage." Under its fundamental  policies,  the Fund may not borrow, except to the extent permitted under the Investment  Company Act, the rules or regulations thereunder  or any exemption  therefrom  that is applicable to the Fund, as such statutes,  rules or regulations may be amended or interpreted from time to time.
Currently,  under the Investment Company Act, a mutual fund may borrow only from banks and the  maximum  amount it may  borrow  is up to  one-third  of its total assets  (including  the  amount  borrowed)  less  its  liabilities,  other  than borrowings,  except  that a fund may  borrow  up to 5% of its total  assets  for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not  extended or renewed.  The Fund may borrow for  temporary  or  emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other  than  cash  necessary  to pay Fund fees and  expenses.  If the value of a
Fund's  assets fails to meet the 300% asset  coverage  requirement,  the Fund is required,  within three days, to reduce its bank debt to the extent necessary to meet such  requirement  and may have to sell a portion of its  investments  at a time when independent investment judgment would not dictate such sale.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the Fund's net asset  value  per share  might  fluctuate  more  than that of funds  that do not borrow.

     In addition,  pursuant to an exemptive  order issued by the SEC to Citicorp
North  America,  Inc.  ("Citicorp"),  the Fund also has the  ability  to borrow, subject to the limits  established by its investment  policies,  from commercial paper  and  medium-term  note  conduits  administered  by  Citicorp  that  issue promissory  notes to fund loans to investment  companies such as the Fund. These loans may be  secured  by assets of the  Fund,  so long as the  Fund's  policies permit it to pledge its  assets to secure a debt.  Liquidity  support  for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits  are unable or  unwilling  to make such loans.  The Fund will have the right to prepay such loans and terminate its  participation in the conduit  loan  facility  at any time upon prior  notice.  As a borrower  under a conduit loan facility,  the Fund  maintains  rights and remedies under state and federal law  comparable to those it would maintain with respect to a loan from a bank.

     |X| Other Derivative  Investments.  Certain  derivatives,  such as options, futures,  indexed  securities and entering into swap agreements,  can be used to increase or decrease the Fund's exposure to changing  security prices,  interest rates or other  factors  that  affect the value of  securities.  However,  these techniques  could  result in losses to the Fund,  if the Manager  judges  market conditions  incorrectly  or employs a strategy that does not correlate well with the  Fund's  other  investments.  These  techniques  can  cause  losses  if  the counterparty  does not perform its promises.  An additional risk of investing in municipal securities that are derivative  investments is that their market value could be expected  to vary to a much  greater  extent  than the market  value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

     |X|  Hedging.  The Fund may use  hedging  to  attempt  to  protect  against declines  in the  market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated,  or to facilitate selling securities for investment reasons. To do so the Fund may:

     o sell interest rate futures or municipal bond index futures,

     o buy puts on such futures or securities, or

     o write covered calls on securities,  broadly-based municipal bond indices, interest rate futures or municipal bond index futures. Covered calls may also be written on debt  securities to attempt to increase the Fund's  income,  but that income would not be  tax-exempt.  Therefore  it is unlikely  that the Fund would write covered calls for that purpose.

     The  Fund  may  also  use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute  for  purchasing  individual  debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate  that hedging  position.  For this type of hedging,  the Fund may: o buy interest rate futures or municipal bond index futures, or o buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental to the Fund's  investment  activities in the underlying  cash market.
The particular  hedging  instruments the Fund can use are described  below.  The
Fund may employ new hedging  instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

     |X| Futures.  The Fund may buy and sell futures contracts  relating to debt securities (these are called "interest rate futures") and municipal bond indices
(these are referred to as "municipal bond index futures").

     An interest rate future  obligates the seller to deliver (and the purchaser to  take)  cash or a  specific  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

     A "municipal bond index" assigns  relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash. The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The  strategies which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

     Upon  entering  into a futures  transaction,  the Fund will be  required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited  with the Fund's  custodian  bank in an account  registered  in the futures  broker's  name.  However,  the  futures  broker can gain access to that account  only under  certain  specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

     At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which time a final determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized by the Fund on the future for tax  purposes.  Although  interest rate futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases the obligation  is fulfilled  without such  delivery by entering  into an offsetting transaction.  All futures  transactions  are effected  through a clearing  house associated with the exchange on which the contracts are traded.

     The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will perform  better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently  sell U.S.  Treasury Bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds  outperform  U.S.  Treasury Bonds on a duration-adjusted basis.

     Duration is a volatility  measure  that refers to the  expected  percentage change in the value of a bond resulting from a change in general  interest rates
(measured  by each 1%  change  in the rates on U.S.  Treasury  securities).  For example,  if a bond has an effective  duration of three years,  a 1% increase in general  interest  rates  would be  expected  to cause  the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful.  U.S.  Treasury  bonds might perform  better on a  duration-adjusted basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect (in this case,  the duration of municipal  bonds  relative to
U.S. Treasury Bonds might have been greater than anticipated).

     |X| Put and Call  Options.  The Fund may buy and sell certain  kinds of put options (puts) and call options (calls). These strategies are described below.

     Writing  Covered  Call  Options.  The Fund may write  (that is,  sell) call options. The Fund's call writing is subject to a number of restrictions:

     (1) After the Fund  writes a call,  not more than 25% of the  Fund's  total assets may be subject to calls.

     (2) Calls the Fund  sells  must be listed on a  securities  or  commodities exchange or quoted on NASDAQ, the automated quotation system of The NASDAQ Stock
Market, Inc. or traded in the over-the-counter market.

     (3) Each call the Fund writes must be  "covered"  while it is  outstanding.
That means the Fund must own the investment on which the call was written.

     (4) The Fund may write  calls on futures  contracts  whether or not it owns them.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying  investment  to  a  purchaser  of a corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the  underlying  security may decline  during the call period. That risk may be offset to some extent by the premium the Fund receives.
If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     The Fund's Custodian,  or a securities depository acting for the Custodian, will act as the Fund's  escrow  agent  through  the  facilities  of the  Options
Clearing  Corporation  ("OCC"),  as to the  investments  on  which  the Fund has written calls traded on exchanges,  or as to other acceptable escrow securities.
In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  Government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The formula  price would  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing broker.  The SEC is evaluating whether
OTC options  should be considered  liquid  securities.  The procedure  described above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less  than the  price of the call the Fund  purchased  to close  out the transaction.  A profit  may also be  realized  if the call  lapses  unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered  short-term  capital gains for Federal tax purposes, as are premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary income.

     The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate  additional liquid  assets if the  value of the  escrowed  assets  drops  below  100% of the current  value  of  the  future.  Because  of  this  escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

     Purchasing  Puts and  Calls.  The Fund may buy  calls  only on  securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It may also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  must be  listed  on a  securities  or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter market.  A call or put option may not be purchased  if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

     When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying  investment from a seller of a corresponding call on the same  investment  during the call period at a fixed exercise  price.
The Fund  benefits  only if (1) the call is sold at a profit  or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is  neither  exercised  nor sold  (whether  or not at a profit) it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     Calls on municipal  bond indices,  interest rate futures and municipal bond index  futures  are settled in cash rather  than by  delivering  the  underlying investment.  Gain or loss depends on changes in the  securities  included in the index in question  (and thus on price  movements in the debt  securities  market generally) rather than on changes in price of the individual futures contract.

     The Fund may buy only those puts that  relate to  securities  that the Fund owns,  broadly-based  municipal  bond indices,  municipal  bond index futures or interest rate futures (whether or not the Fund owns the futures).

     When the Fund  purchases  a put,  it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed exercise  price.  Puts on municipal  bond  indices are settled in cash.  Buying a put on a debt  security, interest rate future or municipal  bond index future the Fund owns enables it to protect  itself  during  the put  period  against a decline  in the value of the underlying  investment  below the  exercise  price.  If the market  price of the underlying  investment  is equal to or above the exercise  price and as a result the put is not  exercised  or  resold,  the put  will  become  worthless  at its expiration  date.  In that case the Fund will lose its  premium  payment and the right to sell the underlying  investment.  A put may be sold prior to expiration
(whether or not at a profit).

     |X|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Fund's returns.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities  may affect its  portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund may pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the  commissions  for  direct  purchases  or sales of the  underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal  bond index  futures or purchasing  puts on municipal  bond indices or futures  to  attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will  correlate  imperfectly  with the  behavior  of the cash (that is,  market)
prices of the Fund's  securities.  It is possible,  for example,  that while the
Fund has used hedging  instruments in a short hedge,  the market may advance and the value of debt securities held in the Fund's  portfolio may decline.  If that occurred,  the  Fund  would  lose  money  on the  hedging  instruments  and also experience a decline in value of its debt securities.  However, while this could occur over a brief  period or to a very small  degree,  over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and movements in the price of the hedging  instruments, the Fund may use hedging  instruments in a greater dollar amount than the dollar amount  of debt  securities  being  hedged.  It  might  do so if the  historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to differences in the natures of those markets.  All
participants   in  the  futures  markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,  investors  may close out  futures  contracts  through  offsetting transactions  which could distort the normal  relationship  between the cash and futures markets. From the point of view of speculators, the deposit requirements in the  futures  markets  are  less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

     The Fund  may use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase of individual  securities  (long  hedging).  It is  possible  that the  market  may decline. If the Fund then does not invest in such securities because of concerns that there may be further  market  decline or for other  reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the purchase price of the securities.

     An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction due to a lack of a market,  it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     |X| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments for fixed rate  payments.  The Fund may not enter into swaps with respect  to more than 25% of its total  assets.  Also,  the Fund will  segregate liquid assets (such as cash or U.S. Government  securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it. Credit risk arises from the possibility that the counterparty  will default.
If the  counterparty  to an interest  rate swap  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund will enter into swap transactions with appropriate  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  may terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting  in a loss to one  party,  that  party's  damages  are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.
The  gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's gain or loss on termination. The termination of all swaps and the netting  of  gains  and  losses  on  termination  is  generally  referred  to as
"aggregation."

     |X| Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this Statement of Additional Information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased  on the  same  or  different  exchanges,  or are  held  in one or more accounts  or through  one or more  different  exchanges  or through  one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose position limits on futures  transactions.  An exchange  may order the  liquidation  of positions found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must  segregate cash or readily marketable  short-term debt instruments in an amount equal to the purchase price of the future,  less the margin deposit  applicable to it. The account must be a segregated account or accounts held by its custodian bank.

     |X| Portfolio  Turnover.  A change in the securities  held by the Fund from buying and selling  investments  is known as  "portfolio  turnover."  Short-term trading  increases the rate of portfolio  turnover and could increase the Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

     The Fund ordinarily does not trade securities to achieve short-term capital gains,  because such gains would not be tax-exempt  income. To a limited degree, the Fund may  engage in  short-term  trading to  attempt  to take  advantage  of short-term  market  variations.  It may  also do so to  dispose  of a  portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations,  the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem
Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.  The  Financial  Highlights  table at the end of the  Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

     |X| Temporary  Defensive and Interim  Investments.  The securities the Fund may invest in for temporary defensive purposes include the following:

     o short-term municipal securities;

     o obligations  issued or guaranteed by the U.S.  Government or its agencies or instrumentalities;

     o corporate  debt  securities  rated within the three  highest  grades by a nationally recognized rating agency;

     o commercial  paper rated "A-1" by S&P, or a  comparable  rating by another nationally recognized rating agency; and

     o  certificates  of deposit of domestic  banks with assets of $1 billion or more.

     The Fund might also hold these types of securities  pending the  investment of  proceeds  from  the  sale of  portfolio  securities  or to meet  anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim  investments  may  not  be  tax-exempt.  Therefore,  when  making  those investments, the Fund might not achieve its objective.

     |X|  Taxable  Investments.  While the Fund can  invest up to 20% of its net assets (plus  borrowing for investment  purposes) in  investments  that generate income  subject to income taxes,  it does not anticipate  investing  substantial amounts of its assets in taxable  investments  under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in  taxable  securities,  the Fund  would not be able to meet its  objective  of paying  exempt-interest  dividends  to  its  shareholders.  Taxable  investments include, for example, hedging instruments,  repurchase agreements, and the types of securities the Fund would buy for temporary defensive purposes.

Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies"?  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the Investment  Company Act, such a "majority" vote is defined as the vote of the  holders  of the  lesser  of:  o 67% or more  of the  shares  present  or represented by proxy at a shareholder  meeting,  if the holders of more than 50%
of the  outstanding  shares are present or represented by proxy,  or o more than
50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

     o The Fund  cannot  make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund may not borrow money,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot buy securities or other instruments  issued or guaranteed by any one  issuer if more  than 5% of its total  assets  would be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  This limitation  applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

     o The Fund cannot  invest 25% or more of its total assets in any  industry.
That  limit  does not  apply to  securities  issued  or  guaranteed  by the U.S.
Government  or its  agencies  and  instrumentalities  or  securities  issued  by investment  companies.  Nor does that limit  apply to  municipal  securities  in general.

     o The Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot issue senior  securities,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     o The Fund may not underwrite  securities  issued by others,  except to the extent that a Fund may be  considered an  underwriter  within the meaning of the
Securities  Act of 1933,  as  amended,  when  reselling  securities  held in its portfolio.

|X|      Does the Fund Have Additional Non-Fundamental Policies?

     o The Fund  cannot  invest  more than 15% of its net assets in  illiquid or restricted securities (including repurchase agreements maturing beyond seven (7)
days).

     o The Fund  cannot  invest in  securities  of other  investment  companies, except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or  interpreted  from time to time.  Also,  the Fund cannot invest in the  securities  of other  registered  investment  companies or registered unit  investment  trusts in reliance on  sub-paragraph  (F) or (G) of section  12(d)(1) of the  Investment  Company  Act.  The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management  investment companies for which the Manager, one of its affiliates or a  successor  is the  investment  advisor  or  sub-advisor.  That fund must have
substantially   the  same  fundamental   investment   objective,   policies  and
limitations as the Fund.

     o The Fund will not invest in  municipal  securities  the interest on which
(and thus a  proportionate  share of the  exempt-interest  dividends paid by the
Fund) would be subject to the Federal alternative minimum tax on individuals and corporations.

     Unless the Prospectus or Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     Diversification.  The Fund  intends to be  "diversified"  as defined in the
Investment  Company Act and to satisfy the  restrictions  against  investing too much of its assets in any "issuer" as set forth in the  restrictions  above.  In implementing  this  policy,  the  identification  of the  issuer of a  municipal security  depends on the terms and  conditions of the security.  When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are  separate  from  those of the  government  creating  it and the security is backed only by the assets and revenues of the  subdivision,  agency, authority or instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an industrial  development  bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government or some other entity  guarantees  a security,  the  guarantee  would be  considered a separate security and would be treated as an issue of such government or other entity.

     Applying the Restriction Against Concentration.  In implementing the Fund's policy  not  to  concentrate  its  investments,  the  Manager  will  consider  a non-governmental user of facilities financed by industrial  development bonds as being in a particular industry. That is done even though the bonds are municipal securities,  as to which the Fund has no concentration  limitation.  The Manager
categorizes   tobacco  industry  related   municipal  bonds  as  either  tobacco
settlement  revenue  bonds or tobacco  bonds that are  subject to  appropriation
("STA Bonds"). For purposes of the Funds' industry  concentration  policies, STA
Bonds are considered to be "municipal"  bonds, as  distinguished  from "tobacco"
bonds.  As  municipal  bonds,  STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

     For the purposes of the Fund's policy not to  concentrate  in securities of issuers as described in the investment restrictions listed in the Prospectus and this  Statement  of  Additional  Information,  the Fund has adopted the industry classifications  set  forth  in  Appendix  C to  this  Statement  of  Additional
Information.  This is not a  fundamental  policy.  Bonds which are refunded with escrowed U.S. government  securities are considered U.S.  government  securities for purposes of the Fund's policy not to concentrate.

     The  Manager has no present  intention  of  investing  more than 25% of the total assets of the Fund in securities of issuers  located in the same state, or in  securities  paying  interest  derived  from  revenues  of  similar  types of projects.  Neither of these is a fundamental  policy,  and therefore,  either of them may be changed without shareholder approval.  Should any such change occur,
the  Prospectus  and/or  this  Statement  of  Additional   Information  will  be
supplemented or revised to reflect the change.

Disclosure of Portfolio Holdings

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of  Investments  on Form  N-Q,  which  are  publicly  available  at the SEC.  In addition,  the top 10 or  more  holdings  are  posted  on the  OppenheimerFunds'
website  at  www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.  Other general  information about the Fund's portfolio  investments,  such as portfolio composition  by asset  class,  industry,  country,  currency,  credit  rating or maturity, may also be posted with a 15-day lag.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Fund's independent registered public accounting firm,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices, and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

     o Dealers to obtain price  quotations  where the Fund is not  identified as the owner

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     The Chief  Compliance  Officer  (the  "CCO")  of the Fund and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                           Fixed Income Securities               Natexis Bleichroeder
ABG Securities                                Fortis Securities                     Ned Davis Research Group
ABN AMRO                                      Fox-Pitt, Kelton                      Nomura Securities
Advest                                        Friedman, Billing, Ramsey             Pacific Crest
AG Edwards                                    Fulcrum Global Partners               Pacific Crest Securities
American Technology Research                  Garp Research                         Pacific Growth Equities
Auerbach Grayson                              George K Baum & Co.                   Petrie Parkman
Banc of America Securities                    Goldman                               Pictet
Barclays                                      Goldman Sachs                         Piper Jaffray Inc.
Baseline                                      HSBC                                  Plexus
Bear Stearns                                  HSBC Securities Inc                   Prager Sealy & Co.
Belle Haven                                   ING Barings                           Prudential Securities
Bloomberg                                     ISI Group                             Ramirez & Co.
BNP Paribas                                   Janney Montgomery                     Raymond James
BS Financial Services                         Jefferies                             RBC Capital Markets
Buckingham Research Group                     Jeffries & Co.                        RBC Dain Rauscher
Caris & Co.                                   JP Morgan                             Research Direct
CIBC World Markets                            JP Morgan Securities                  Robert W. Baird
Citigroup                                     JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                      Keefe, Bruyette & Woods               Russell Mellon
Collins Stewart                               Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC                Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.           Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse First Boston                    KeyBanc Capital Markets               SG Cowen & Co.
Daiwa Securities                              Leerink Swan                          SG Cowen Securities
Davy                                          Legg Mason                            Soleil Securities Group
Deutsche Bank                                 Lehman                                Standard & Poors
Deutsche Bank Securities                      Lehman Brothers                       Stone & Youngberg
Dresdner Kleinwort Wasserstein                Lipper                                SWS Group
Emmet & Co                                    Loop Capital Markets                  Taylor Rafferty
Empirical Research                            MainFirst Bank AG                     Think Equity Partners
Enskilda Securities                           Makinson Cowell US Ltd                Thomas Weisel Partners
Essex Capital Markets                         Maxcor Financial                      UBS
Exane BNP Paribas                             Merrill                               Wachovia
Factset                                       Merrill Lynch                         Wachovia Corp
Fidelity Capital Markets                      Midwest Research                      Wachovia Securities
Fimat USA Inc.                                Mizuho Securities                     Wescott Financial
First Albany                                  Morgan Stanley                        William Blair
First Albany Corporation                      Morningstar                           Yieldbook

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  organized  as a  Maryland  corporation  in 1976 but was reorganized as a Massachusetts business trust in February 1987. Prior to October
2003, the Fund's name was "Oppenheimer Municipal Bond Fund."

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     o has its own dividends and distributions,

     o pays certain  expenses which may be different for the different  classes,

     o will  generally  have a different net asset value,  will  generally  have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters or when  required to do so by the  Investment  Company  Act of 1940,  as
amended (the "Investment  Company Act"), or other  applicable law.  Shareholders have the right,  upon a vote or  declaration  in writing  of  two-thirds  of the outstanding  shares of the Fund,  to remove a Trustee  or to take  other  action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a  Regulatory  & Oversight
Committee,  a Governance  Committee  and a Proxy  Committee.  Each  committee is comprised  solely  of  Trustees  who  are not  "interested  persons"  under  the
Investment  Company Act (the "Independent  Trustees").  The members of the Audit
Committee are Joel W. Motley (Chairman),  Mary F. Miller, Kenneth A. Randall and
Joseph M. Wikler.  The Audit  Committee held 6 meetings during the Fund's fiscal year  ended  July 31,  2006.  The  Audit  Committee  furnishes  the  Board  with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department;  (iv) maintaining a separate line of communication between the
Fund's  independent  Auditors and the  Independent  Trustees;  (v) reviewing the independence of the Fund's  independent  Auditors;  and (vi)  pre-approving  the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the  Regulatory  & Oversight  Committee  are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths,  Joel W. Motley and Brian F.
Wruble.  The Regulatory & Oversight  Committee held 6 meetings during the Fund's fiscal year ended July 31, 2006. The Regulatory & Oversight  Committee evaluates and reports to the Board on the Fund's contractual  arrangements,  including the
Investment Advisory and Distribution Agreements, transfer agency and shareholder service  agreements  and  custodian  agreements  as  well  as the  policies  and procedures  adopted by the Fund to comply  with the  Investment  Company Act and other  applicable  law,  among  other  duties as set forth in the  Regulatory  &
Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The
Governance  Committee  held 9 meetings  during the Fund's fiscal year ended July
31, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops  qualification criteria for
Board members  consistent  with the Fund's  governance  guidelines,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer AMT-Free Municipals, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  Securities and Exchange  Commission  ("SEC")  rules.  The Governance
Committee  also  considers  whether the  individual's  background,  skills,  and experience  will  complement  the  background,  skills,  and experience of other
Trustees  and will  contribute  to the Board.  There are no  differences  in the manner in which the Governance  Committee  evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.  Candidates are expected to provide a mix of attributes,  experience, perspective and skills necessary to effectively advance the interests of shareholders.

     The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy  Committee held 2 meetings during the Fund's  fiscal year ended July 31, 2006.  The Proxy  Committee  provides the
Board with  recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term California Municipal Fund
Oppenheimer AMT-Free New York Municipals                    Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund                                   Oppenheimer Multi-State Municipal Trust
Oppenheimer California Municipal Fund                       Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund                       Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Discovery Fund                                  Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Dividend Growth Fund                            Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Emerging Growth Fund                            Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund                                     Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund                       Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                                     OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Diversified Fund                  OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund                       Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small Company Fund                Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund                        Oppenheimer U.S. Government Trust

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Galli and  Wruble are  directors  or  trustees  of ten other  portfolios  in the
Oppenheimer Funds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Cottier, Fielding,  Loughran, Willis, Gillespie,  Murphy, Petersen,
Szilagyi,  Vandehey,  Wixted  and Zack  and Mss.  Bloomberg  and  Ives,  who are
officers of the Fund,  hold the same offices with one or more of the other Board
I Funds.  As of September  1, 2006 the  Trustees and officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of any class of shares of the Fund. The foregoing  statement does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family  members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2005

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Clayton K. Yeutter,          Director of American Commercial Lines (barge company) (since     None              Over $100,000
Chairman of the Board of     January 2005); Attorney at Hogan & Hartson (law firm) (since
Trustee since 1993           June 1993); Director of Covanta Holding Corp. (waste-to-energy
Age: 75                      company) (since 2002); Director of Weyerhaeuser Corp.

                             (1999-April 2004); Director of Caterpillar, Inc.

                             (1993-December 2002); Director of ConAgra Foods (1993-2001);
                             Director of Texas Instruments (1993-2001); Director of FMC
                             Corporation (1993-2001). Oversees 43 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2005           research foundation) (since 2005); Director of ICI Education
Age: 65                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 43 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 53    None              Over $100,000
Trustee since 1993           portfolios in the OppenheimerFunds complex.
Age: 73

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              Over $100,000
Trustee since 1999           (since 2002) and Member (since 1979) of the National Academy
Age: 67                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 43 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2004           (since October 1998); and Senior Vice President and General
Age: 63                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Director of Columbia Equity Financial Corp. (privately-held      None              Over $100,000
Trustee since 2002           financial adviser) (since 2002); Managing Director of Carmona
Age: 54                      Motley, Inc. (privately-held financial adviser) (since January
                             2002); Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial adviser) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, the Investment Committee of the
                             Episcopal Church of America, the Investment Committee and
                             Board of Human Rights Watch and the Investment Committee of
                             Historic Hudson Valley. Oversees 43 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Kenneth A. Randall,          Director of Dominion Resources, Inc. (electric utility holding   $10,001-$50,000   Over $100,000
Trustee since 1987           company) (February 1972-October 2005); Former Director of
Age: 79                      Prime Retail, Inc. (real estate investment trust), Dominion

                             Energy Inc. (electric power and oil & gas producer),

                             Lumberman's Mutual Casualty Company, American Motorists
                             Insurance Company and American Manufacturers Mutual Insurance
                             Company; Former President and Chief Executive Officer of The
                             Conference Board, Inc. (international economic and business research). Oversees 43 portfolios in the OppenheimerFunds
                             complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of The Directorship Search Group, Inc. (corporate       None              $10,001-$50,000
Trustee since 1989           governance consulting and executive recruiting) (since 1993);
Age: 74                      Life Trustee of International House (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at
                             J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command,
                             U.S. Air Force (1954-1958). Oversees 43 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following  medical device  companies:  Medintec  None              Over $100,000
Trustee since 2005           (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
Age: 65                      Environmental   Association   (since   1996);   Member  of  the
                             Investment  Committee  of the  Associated  Jewish  Charities of
                             Baltimore  (since  1994);  Director of  Fortis/Hartford  mutual funds  (1994-December  2001).  Oversees  43  portfolios  in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas  None              Over $100,000
Trustee since 2005           exploration  and  production   company)   (since  1994);   Vice
Age: 58                      President,  Secretary and Treasurer of Wold Trona Company, Inc.
                             (soda  ash  processing  and  production)   (since  1996);  Vice
                             President  of Wold Talc  Company,  Inc.  (talc  mining)  (since
                             1999);  Managing  Member  of  Hole-in-the-Wall   Ranch  (cattle
                             ranching)  (since  1979);  Director  and Chairman of the Denver
                             Branch of the Federal Reserve Bank of Kansas City  (1993-1999);
                             and Director of  PacifiCorp.  (electric  utility)  (1995-1999).
                             Oversees 43 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey  Partners,  L.P. (hedge fund) (since  None              Over $100,000
Trustee since 2005           September 1995);  Director of Special Value Opportunities Fund,
Age: 63                      LLC (registered  investment  company) (since  September  2004);
                             Member   of  Zurich   Financial   Investment   Advisory   Board
                             (insurance)  (since October 2004);  Board of Governing Trustees of The Jackson  Laboratory  (non-profit)  (since  August 1990);
                             Trustee  of  the  Institute  for  Advanced  Study   (non-profit
                             educational   institute)  (since  May  1992);  Special  Limited
                             Partner of Odyssey  Investment  Partners,  LLC (private  equity investment) (January  1999-September 2004); Trustee of Research
                             Foundation   of   AIMR   (2000-2002)    (investment   research,
                             non-profit);  Governor, Jerome Levy Economics Institute of Bard
                             College  (August  1990-September  2001)  (economics  research);
                             Director  of  Ray &  Berendtson,  Inc.  (May  2000-April  2002)
                             (executive   search  firm).   Oversees  53  portfolios  in  the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of
Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr.
Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2005

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director (since June        None              Over $100,000
Trustee from 2001-2004      2001) and President (since September 2000) of the Manager;
and since 2005 and          President and a director or trustee of other Oppenheimer funds;
President and Principal     President and Director of Oppenheimer Acquisition Corp. ("OAC")
Executive Officer since     (the Manager's parent holding company) and of Oppenheimer
2001                        Partnership Holdings, Inc. (holding company subsidiary of the
Age: 57                     Manager) (since July 2001); Director of OppenheimerFunds
                            Distributor, Inc. (subsidiary of the Manager) (since November
                            2001); Chairman and Director of Shareholder Services, Inc. and
                            of Shareholder Financial Services, Inc. (transfer agent
                            subsidiaries of the Manager) (since July 2001); President and
                            Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                            Manager: OFI Institutional Asset Management, Inc., Centennial
                            Asset Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 1, 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October 3, 2003); Chief Operating Officer of the Manager
                            (September 2000-June 2001); President and Trustee of MML Series
                            Investment Fund and MassMutual Select Funds (open-end
                            investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                            President, Chief Executive Officer and Director of MML Bay
                            State Life Insurance Company (September 1999-August 2000);
                            Director of Emerald Isle Bancorp and Hibernia Savings Bank
                            (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                            1989-June 1998). Oversees 91portfolios in the OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

         The addresses of the officers in the chart below are as follows: for Messrs. Cottier, Fielding,
Loughran, Willis, Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York,
New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Ronald H. Fielding,                 Senior Vice  President of the Manager  since  January  1996;  Chairman of the  Rochester

Vice President and Portfolio        Division  of the  Manager  since  January  1996.  An  officer  of 18  portfolios  in the
Manager since 2002                  OppenheimerFunds complex.

Age: 56
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Scott Cottier,                      Vice  President of the Manager  (since  2002);  portfolio  manager and trader at Victory
Vice President since October 2005   Capital  Management  (1999-2002).  An officer of 18 portfolios  in the  OppenheimerFunds
and Portfolio Manager since 2002    complex.

Age: 34
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Daniel G. Loughran,                 Vice  President  of the Manager  since April 2001.  An officer of 18  portfolios  in the
Vice President since October 2005   OppenheimerFunds complex.
and Portfolio Manager since 2002
Age: 42

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Troy Willis,                        Associate  Portfolio Manager of the Manager since 2003;  corporate attorney for Southern
Vice President since October 2005   Resource Group (1999-2003). An officer of 18 portfolios in the OppenheimerFunds complex.
and Portfolio Manager since 2003
Age: 33

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer since 2004       Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
Age: 56                             Director of Internal Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 1999     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 46                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                    Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                     Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer since 2004      Accounting of the Manager (November 1998-July 2002). An officer of 91 portfolios in the
Age: 36                             OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 36                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2001                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2001      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 40                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset

                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 91portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2004      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 38                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 91portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2004      Mr. Gillespie held the following positions at Merrill Lynch Investment Management:
Age: 42                             First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
                                    President (1998-2000). An officer of 91portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------

         Remuneration of the Trustees. The interested Trustees of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July
31, 2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Name and Other Fund Position(s)        Aggregate                               Estimated Annual      Total Compensation From
                                                       Retirement Benefits
                                   Compensation From    Accrued as Part of       Benefits Upon
(as applicable)                       the Fund(1)         Fund Expenses          Retirement(2)      the Fund and Fund Complex

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                       Fiscal year ended July 31, 2006                               Year ended December 31,
                                                                                                              2005

--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Clayton K. Yeutter                     $3,505(3)              $1,263               $103,146                 $173,700
Chairman of the Board

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Matthew P. Fink                         $2,118                 $698                 $9,646                   $61,936
Proxy Committee Member and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Robert G. Galli
Regulatory & Oversight                  $2,610                $3,896              $107,096(4)              $264,812(5)
Committee Chairman

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Phillip A. Griffiths                   $3,042(6)              $2,034                $42,876                 $150,760
Governance Committee Chairman
and Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Mary F. Miller
Audit Committee Member and              $2,155                $1,049                $11,216                 $103,254
Proxy Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joel W. Motley                         $3,042(7)               $892                 $27,099                 $150,760
Audit Committee Chairman and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Kenneth A. Randall                      $2,706               None(8)                $91,953                 $134,080
Audit Committee Member and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Russell S. Reynolds, Jr.                $2,222                $2,142                $72,817                 $108,593

Proxy Committee Chairman and
Governance Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joseph M. Wikler(9)                   $1,877(10)              $3,429                $26,401                $60,386(11)
Audit Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Peter I. Wold(9)                        $1,877                $2,045                $25,454                $60,386(12)
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Brian F. Wruble(13)
Regulatory & Oversight                  $1,773                 $599               $49,899(14)             $159,354(15)
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

     ---------------------------------                      --------------------
---------------------     ----------------------      --------------------------
"Aggregate  Compensation From the Fund" includes fees and deferred compensation, if any.

     2. "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption  that a Trustee will retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan benefits  with  respect  to  certain  Board I Funds  as  described  below  under
"Retirement Plan for Trustees."

     3. Includes $876 deferred by Mr.  Yeutter under the "Deferred  Compensation
Plan" described below.

     4. Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other

     Oppenheimer funds that are not Board I Funds.

     5. Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

     6.  Includes  $3,042   deferred  by  Mr.   Griffiths  under  the  "Deferred
Compensation Plan" described below.

     7. Includes  $1,217deferred by Mr. Motley under the "Deferred  Compensation
Plan" described below.

     8. Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr.

     Randall.

     9. Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board
I Funds  including  the Fund as of August  17,  2005.  They had  served as Board members of 10 other Board I Funds prior to that date.

     10.  Includes $892 deferred by Mr. Wikler under the "Deferred  Compensation
Plan" described below.

     11. Includes $6,686 paid to Mr. Wikler for serving as a director or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a Board I
Fund.

     12.  Includes  $6,686 paid to Mr. Wold for serving as a director or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a Board I
Fund.

     13. Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
2005.

     Included $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other  Oppenheimer funds that are not Board I Funds.
Mr. Wruble's  service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility  requirements  for payments under the
Board I retirement plan, described below.

     Includes  $135,500  paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

     Retirement  Plan for Trustees.  The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee  for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the  maximum  benefit.  The amount of  retirement  benefits  a Trustee  will receive depends on the amount of the Trustee's  compensation,  including  future compensation and the length of his or her service on the Board.

     |X|  Deferred  Compensation  Plan.  The  Board of  Trustees  has  adopted a
Deferred  Compensation Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees' fees under the plan will not materially  affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

     Major  Shareholders.  As of September 1, 2006, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Floor, 333 West
34th Street, New York, NY 10001-2483,  which owned 11,397,854.548 Class A shares
(representing approximately 7.42% of the Class A shares then outstanding).

     Charles Schwab & Co Inc.,  Special Custody Acct. for the Exclusive  Benefit
of Customers,  Attn:  Mutual Funds,  101 Montgomery  Street,  San Francisco,  CA
94104-4122, which owned 8,851,949.890 Class A shares (representing approximately
5.76% of the Class A shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn: Fund Admn #99012, 4800
Deer Lake Dr. E. Fl 3, Jacksonville,  FL 32246-6484,  which owned  8,503,982.012
(representing approximately 5.53% of the Class A shares outstanding).

     Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Floor, 333 West
34th Street,  New York, NY 10001-2483,  which owned  434,570.314  Class B shares
(representing approximately 7.43% of the Class B shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn: Fund Admn #97A91, 4800
Deer Lake Dr. E. Fl. 3,  Jacksonville,  FL 32246-6484,  which owned  434,375.942
Class B shares  (representing  approximately  7.42% of the  Class B shares  then outstanding).

     Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Floor, 333 West
34th Street, New York, NY 10001-2483,  which owned  2,834,976.596 Class C shares
(representing approximately 10.65% of the Class C shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn:  Fund Admn,  4800 Deer
Lake Dr. E. Fl. 3, Jacksonville,  FL 32246-6484, which owned 7,255,877.907 Class
C  shares  (representing  approximately  27.28%  of  the  Class  C  shares  then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Portfolio  Proxy Voting  Policies and Procedures  include  provisions to address conflicts  of  interest  that may arise  between the Fund and the Manager or the
Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example,  where the Manager or an affiliate of the Manager manages or administers  the  assets of a pension  plan or other  investment  account of the portfolio company  soliciting the proxy or seeks to serve in that capacity.  The
Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding  portfolio proxy
voting   decisions.   Additionally,   the  Manager  employs  the  following  two
procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed  in the  Guidelines,  the  Manager  will vote the  portfolio  proxy in accordance with the Guidelines,  provided that they do not provide discretion to the  Manager  on how to vote on the  matter;  and  (2) if such  proposal  is not specifically addressed in the Guidelines or the Guidelines provide discretion to the  Manager  on how to vote,  the  Manager  will  vote in  accordance  with the third-party proxy voting agent's general recommended  guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting  agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an  independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain  from voting.  The  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Fund  generally  votes  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The  Fund  opposes  proposals  to  classify  the  board of  directors  or trustees.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the  Fund's  portfolio  and  handles  its day-to day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required
to   provide   effective   corporate   administration   for  the   Fund.   Those
responsibilities include the compilation and maintenance of records with respect to the Fund's operations,  the preparation and filing of specified reports,  and the  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the  Fund.  The major  categories  relate to  interest,  taxes,  fees to
Independent  Trustees,  legal and audit  expenses,  custodian and transfer agent expenses,  share  issuance  costs,  certain  printing  and  registration  costs, brokerage commissions,  and non-recurring  expenses,  including litigation cost.
The management  fees paid by the Fund to the Manager are calculated at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the  Manager  during  its last three  fiscal  years are listed below.

      Fiscal Year ended July 31:      Management Fees Paid to the Manager

                 2004                         $3,424,188

                 2005                         $3,739,885

                 2006                         $6,111,595

     During  the  period  January  1, 2002 to  October  31,  2003,  the  Manager
voluntarily  agreed to waive  advisory  fees at an annual rate equal to 0.05% of the  Fund's  average  daily  net  assets  until  the  Fund's  trailing  one year performance  percentile at the end of the preceding  calendar  quarter is in the third  quintile  or better of the Fund's  Lipper  peer  group.  This  waiver was voluntary and was terminated when the Fund's relative performance improved.  The waiver of $53,402 in management  fees did not affect the Fund's  expense  ratios
(when rounded to the nearest  basis  point).  Had this waiver not been in effect during any portion of the Fund's fiscal year ended July 31, 2004, the Fund would have paid $3,477,590 in management fees.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties,  or reckless disregard for its obligations and duties under the investment  advisory agreement,  the  Manager is not liable  for any loss the Fund  sustains  for any investment, adoption of any investment policy or the purchase, sale or retention of any security.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the Fund's right to use the name
"Oppenheimer" as part of its name.

     Portfolio  Managers.  The Fund's  portfolio is managed a team of investment professionals,  including,  by Ronald H.  Fielding,  Daniel G.  Loughran,  Scott
Cottier, Troy Willis, Mark DeMitry,  Marcus Franz and Michael Camarella (each is referred to as a "Portfolio  Manager" and  collectively  they are referred to as the "Portfolio  Managers") who are responsible for the day-to-day  management of the Fund's investments.

     Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  Messrs.  Fielding,  Loughran,  Cottier,  Willis,  DeMitry, Franz and
Camarella also manage other  investment  portfolios and other accounts on behalf of the Manager or its  affiliates.  The  following  table  provides  information regarding the other portfolios and accounts managed by the Portfolio Managers as of July 31, 2006. No account has a performance-based advisory fee:

Portfolio Manager       Registered   Total Assets    Other Pooled  Total Assets in     Other     Total Assets
                                     in Registered                   Other Pooled
                        Investment    Investment      Investment      Investment                   in Other
                        Companies      Companies       Vehicles        Vehicles      Accounts      Accounts

                         Managed       Managed*        Managed        Managed(1)      Managed     Managed(2)

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Ronald H. Fielding          13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Daniel G. Loughran          13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Scott Cottier               13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Troy Willis                 13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Mark DeMitry                13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Marcus Franz                13         $24,468.9         None            None          None          None

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

Michael Camarella           13        $24, 468.9         None            None          None          None
     1.  In millions.
     2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Managers  may need to  allocate  investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute  transactions  for  another  fund or  account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics  recognize  the  Manager's  fiduciary  obligation  to treat all of its clients,  including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the Fund's  Portfolio  Managers may manage other funds or accounts with investment objectives and strategies similar to those of the  Fund,  or they may  manage  funds or  accounts  with  different investment objectives and strategies.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of July 31,  2006,  the
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred  compensation plan. The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual manager, and is competitive with other comparable positions,  to help the  Manager  attract  and  retain  talent.  The annual  discretionary  bonus is determined  by  senior  management  of the  Manager  and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured  against an appropriate  benchmark  selected by management.  The Lipper benchmark  with  respect to the Fund is Lipper - General  Municipal  Debt Funds.
Other  factors  include  management  quality  (such as style  consistency,  risk management,  sector coverage,  team leadership and coaching) and  organizational development.  The  Portfolio  Managers'  compensation  is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase  those assets.  The  compensation  structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the  Portfolio  Managers.  The  compensation structure of the other funds  managed by the  Portfolio  Managers is the same as the compensation structure of the Fund, described above.

     Ownership of Fund Shares. As of July 31, 2006, the Portfolio Managers did
not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated brokers," as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement  and  other  applicable  rules and  procedures  described  below.  The
Manager's  portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution  capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing  principal or market maker without  incurring  charges for the  services of a broker on its behalf.  Portfolio  securities  purchased  from underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers  include a spread between the bid and asked price.  Therefore,  the Fund generally does not incur substantial brokerage costs. On occasion,  however, the
Manager may determine  that a better price or execution may be obtained by using the services of a broker on an agency basis. In that  situation,  the Fund would incur a brokerage commission.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same  security by more than one of the funds  managed by the Manager or its affiliates.  The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds' cash flow requirements, investment policies and guidelines and capacity.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During  the  fiscal  years  ended July 31,  2004,  2005 and 2006,  the Fund executed no transactions  and paid no commissions to firms that provide research services.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

                        Aggregate         Class A        Concessions        Concessions       Concessions
                        Front-End         Front-End      on Class A         on Class B        on Class C
                        Sales Charges     Sales Charges  Shares             Shares             Shares
Fiscal Year             on Class A        Retained by    Advanced by       Advanced by        Advanced by
Ended July 31:          Shares            Distributor(1) Distribution(2)   Distributor(2)     Distributor(2)

2004                    $720,299           $163,540        $45,535         $200,299            $81,704

2005                    $2,283,340         $391,535        $358,092        $277,944            $402,856

2006                    $8,096,517         $1,322,955      $1,132,657      $723,315            $1,583,745

     1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

     2. The Distributor advances concession payments to financial intermediaries for certain  sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                        Class A Contingent     Class B Contingent        Class C Contingent
                        Deferred Sales Charges Deferred Sales Charges    Deferred Sales Charges
Fiscal Year             Retained by             Retained by              Retained by
Ended July 31:          Distributor             Distributor              Distributor

2004                    $15,551                $145,732              $10,427

2005                    $26,145                $122,094              $8,475

2006                    $35,524                $91,019               $61,957

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor  for all or a portion of its costs incurred in connection  with the distribution  and/or servicing of the shares of the particular  class.  Each plan has been approved by a vote of the Board of Trustees,  including a majority of the  Independent  Trustees(1),  cast in person at a  meeting  called  for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made under a plan,  and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service  plan  permits  reimbursements  to the  Distributor  at a rate  of up to
0.25%of average annual net assets of Class A shares.  The Board has set the rate at that  level.  The  Distributor  does not receive or retain the service fee on
Class A shares in  accounts  for which the  Distributor  has been  listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has  not yet  done  so.  The  Distributor  makes  payments  to  plan  recipients periodically  at an annual rate not to exceed  0.25% of the  average  annual net assets  consisting  of Class A shares held in the accounts of the  recipients or their customers.

     For the fiscal  year ended July 31,  2006  payments  under the Class A plan totaled $2,733,890,  all of which was paid by the Distributor to recipients, and included $93,145 paid to an affiliate of the Distributor's  parent company.  Any unreimbursed  expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent  years.  The  Distributor may not use  payments  received  under the  Class A plan to pay any of its  interest expenses, carrying charges, other financial costs, or allocation of overhead.

     |X| Class B and Class C  Distribution  and  Service  Plan Fees.  Under each plan, distribution and service fees are computed on the average of the net asset value of  shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  Each plan provides for the Distributor to be  compensated  at a  flat  rate,  whether  the  Distributor's  distribution expenses  are more or less  than the  amounts  paid by the Fund  under  the plan during  the  period  for  which  the fee is paid.  The  types of  services  that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fee on shares or to pay  recipients the service fee on a periodic basis, without payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after
Class B and  Class C shares  are  purchased.  After the first  year  shares  are outstanding,  after their purchase,  the Distributor  makes service fee payments periodically  on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange  do not  qualify for the advance  service fee payment.  If Class B or Class C shares are redeemed  during the first year after their purchase,  the recipient of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata  portion of the advance  payment  made on those  shares.  Class B or  Class C shares  may not be purchased by a new investor  directly from the Distributor  without the investor designating  another  registered  broker-dealer.  If the  investor no longer has another  broker-dealer  of record for an existing  account,  the  Distributor is automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the  investor's  agent to  purchase  the  shares.  In those cases, the Distributor  retains the asset-based sales charge paid on Class B and
Class  C  shares,  but  does  not  retain  any  service  fees  as to the  assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares outstanding for a year or  more.  If a  dealer  has a  special  agreement  with  the  Distributor,  the
Distributor  will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales  concession and service fee in advance at the time of purchase.

     The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing  Class B and
Class C shares. The payments are made to the Distributor in recognition that the
Distributor:  o pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described  above, o may finance payment of sales  concessions  and/or the advance of the service fee payment to  recipients under the plans,  or may provide such  financing  from its own resources or from the resources of an affiliate,  o employs  personnel to support  distribution of
Class B and Class C shares, o bears the costs of sales  literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state
"blue sky" registration fees and certain other distribution  expenses, o may not be able to  adequately  compensate  dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such  Classes for sale  absent the plans,  o receives  payments  under the plans consistent  with the service fees and  asset-based  sales  charges paid by other non-proprietary  funds that charge 12b-1 fees, o may use the payments  under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares, o may experience increased difficulty selling the
Fund's  shares  if  payments  under  the  plan  are  discontinued  because  most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     During a calendar year, the Distributor's  actual expenses in selling Class
B and  Class C  shares  may be more  than  the  payments  it  receives  from the contingent  deferred  sales  charges  collected on redeemed  shares and from the asset-based  sales  charges  paid  to the  Distributor  by the  Fund  under  the distribution  and service plans.  Those excess  expenses are carried over on the
Distributor's  books and may be recouped from asset-based  sales charge payments from the Fund in future years.  However,  the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped  that relate to (i) expenses the  Distributor  has incurred that represent  compensation  and expenses of its sales personnel and (ii) other direct  distribution  costs it has  incurred,  such as sales  literature,  state registration  fees,  advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those  categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those  categories  of expenses  exceed the capped amount,  the Distributor bears the excess costs. If the Class B and Class
C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

Distribution  and Service Fees Paid to the  Distributor for the Fiscal Year
Ended July 31, 2006

                                                                Distributor's           Distributor's
                                                                Aggregate               Unreimbursed
                                                                Unreimbursed            Expenses as % of
                           Total Payments    Amount Retained    Expense Under Plan      Net Assets of Class
Class:                     Under Plan        by Distributor

Class B Plan            $505,166(1)             $407,465          $2,086,214                3.56%

------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

Class C Plan           $1,585,417(2)            $956,798          $3,091,941                 1.23%

------------------- --------------------- ---------------------- ---------------------------- ------------------------

     1.  Includes  $3,041  paid  to an  affiliate  of the  Distributor's  parent company.

     2.  Includes  $24,190  paid to an  affiliate  of the  Distributor's  parent company.

     All  payments  under the Class B and the Class C plans are  subject  to the limitations  imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the  financial  intermediary,  also as  described in this
Statement  of  Additional  Information.  Additionally,  the  Manager  and/or the
Distributor   (including  their  affiliates)  may  make  payments  to  financial intermediaries  in connection with their offering and selling shares of the Fund and  other  Oppenheimer  funds,  providing  marketing  or  promotional  support, transaction  processing  and/or  administrative  services.  Among the  financial intermediaries  that may receive these payments are brokers and dealers who sell and/or  hold  shares of the Fund,  banks  (including  bank  trust  departments),
registered  investment  advisers,  insurance  companies,   retirement  plan  and
qualified tuition program administrators,  third party administrators, and other institutions  that have  selling,  servicing  or similar  arrangements  with the
Manager or  Distributor.  The  payments to  intermediaries  vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,  transaction processing or other services; o The
Manager and Distributor  each may also pay other  compensation to the extent the payment is not prohibited by law or by any  self-regulatory  agency, such as the
NASD.  Payments are made based on the guidelines  established by the Manager and
Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the  disclosures in the Fund's  Prospectus and this Statement of Additional
Information.  You should ask your financial  intermediary for information  about any payments it receives from the Fund, the Manager or the  Distributor  and any services it provides, as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2005,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

Advantage Capital Corp./Financial Services Corp.        Advest, Inc.
Aegon USA                                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                               AIG Life
Allianz Life Insurance Company                          Allmerica Financial Life Insurance and Annuity Co.
Allstate Financial Advisors                             American Enterprise Life Insurance
American General Securities, Inc.                       American General Annuity
Ameriprise Financial Services, Inc.                     American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                     Annuity Investors Life
Associated Securities                                   AXA Advisors
Banc One Securities Corp.                               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                                Charles Schwab - Great West Life
Chase Investment Services Corp.                         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                    CitiStreet
Citizens Bank of Rhode Island                           CJM Planning Corp.
Columbus Life Insurance Company                         Commonwealth Financial Network
CUNA Brokerage Services, Inc.                           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                   Financial Network (ING)
First Global Capital                                    GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                          Hartford
HD Vest                                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                                  ING Financial Partners
Jefferson Pilot Life Insurance Company                  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                         Kemper Investors Life Insurance Co.
Legend Equities Corp.                                   Legg Mason
Lincoln Benefit Life                                    Lincoln Financial
Lincoln Investment Planning, Inc.                       Lincoln National Life
Linsco Private Ledger                                   MassMutual Financial Group and affiliates
McDonald Investments, Inc.                              Merrill Lynch & Co. and affiliates
MetLife and affiliates                                  Minnesota Life Insurance Company
Mony Life Insurance Co.                                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                   Mutual Service Corporation
National Planning Holdings, Inc.                        Nationwide and affiliates
NFP                                                     New York Life Securities, Inc.
Park Avenue Securities LLC                              PFS Investments, Inc.
Prime Capital Services, Inc.                            Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                           Prudential Investment Management Services LLC
Raymond James & Associates                              Raymond James Financial Services
RBC Dain Rauscher Inc.                                  Royal Alliance
Securities America Inc.                                 Security Benefit Life Insurance Co.
Sentra Securities                                       Signator Investments
Sun Life Assurance Company of Canada                    SunAmerica Securities, Inc.
SunTrust Securities                                     Thrivent
Travelers Life & Annuity Co., Inc.                      UBS Financial Services Inc.
Union Central Life Insurance Company                    United Planners
Valic Financial Advisors, Inc.                          Wachovia Securities LLC
Walnut Street Securities (Met Life Network)             Waterstone Financial Group
Wells Fargo Investments, LLC

     For the year ended  December 31, 2005, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

ABN AMRO Financial Services Inc.                        ACS HR Solutions LLC
Administrative Management Group                         ADP Broker/Dealer Inc.
Aetna Financial Services                                Alliance Benefit Group
American Stock Transfer & Trust Co                      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                      Banc One Securities Corp.
BCG Securities                                          Benefit Administration Company LLC
Benefit Administration Inc.                             Benefit Plans Administrative Services
Benetech Inc.                                           Bisys Retirement Services
Boston Financial Data Services Inc.                     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                                Charles Schwab Trust Company
Circle Trust Company                                    Citigroup Global Markets Inc.
CitiStreet                                              City National Bank
Columbia Funds Distributor Inc.                         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                   Digital Retirement Solutions
DST Systems Inc.                                        Dyatech LLC
Edgewood/Federated Investments                          ERISA Administrative Services Inc.
Expert Plan Inc.                                        FASCorp
FBD Consulting Inc.                                     Fidelity Institutional Operations Co.
Fidelity Investments                                    First National Bank of Omaha
First Trust Corp.                                       First Trust-Datalynx
Franklin Templeton                                      Geller Group LTD
GoldK Inc.                                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                              Hewitt Associates LLC
ICMA-RC Services LLC                                    Independent Plan Coordinators Inc.
ING                                                     Ingham Group
Interactive Retirement Systems                          Invesco Retirement Plans
Invesmart                                               InWest Pension Management
John Hancock Life Insurance Co.                         JPMorgan Chase & Co
JPMorgan Chase Bank                                     July Business Services
Kaufman & Goble                                         Leggette & Company Inc.
Lincoln National Life                                   MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services                  Mellon HR Solutions
Mercer HR Services                                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services                               Metlife Securities Inc.
MFS Investment Management                               Mid Atlantic Capital Corp.
Milliman Inc.                                           Morgan Stanley Dean Witter Inc.
National City Bank                                      National Financial Services Corp.
Nationwide Investment Service Corp.                     New York Life Investment Management
Northeast Retirement Services                           Northwest Plan Services Inc.
Pension Administration and Consulting                   PFPC Inc.
Plan Administrators Inc.                                PlanMember Services Corporation
Princeton Retirement Group Inc.                         Principal Life Insurance Co
Programs for Benefit Plans Inc.                         Prudential Retirement Insurance & Annuity Co
Prudential Retirement Services                          PSMI Group
Putnam Investments                                      Quads Trust Company
RSM McGladrey Retirement Resources                      SAFECO
Standard Insurance Co                                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                                      State Street Bank & Trust
Strong Capital Management Inc.                          Symetra Investment Services Inc.
T Rowe Price Associates                                 Taylor Perky & Parker LLC
Texas Pension Consultants                               The 401(K) Company
The Chicago Trust Company                               The Retirement Plan Company LLC
The Vanguard Group                                      TruSource
Unified Fund Services Inc.                              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                               Valic Retirement Services Co
Wachovia Bank NA                                        Web401k.com
Wells Fargo Bank NA                                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the  Fund's  shares,  and its  yields  and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     |X| Yields.  The Fund uses a variety of different  yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

        Standardized Yield = 2 [(a-b  +1)(6) -1]

             ------------------------

                      cd

     The symbols above represent the following factors:

     a = dividends and interest earned during the 30-day period.

     b = expenses accrued for the period (net of any expense assumptions).

     c = the average daily number of shares of that class outstanding during the
30-day period that were entitled to receive dividends.

     d = the maximum  offering  price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

     o Dividend Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield = dividends paid x 12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.The  Class A dividend  yield may also be quoted without deducting the maximum initial sales charge.

     o Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment  to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized  yield,  as calculated  above,  by a stated tax rate.  Using  different tax rates to show different tax equivalent  yields shows investors in different tax brackets the tax  equivalent  yield of the Fund based on their own tax bracket.

     The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing  the  tax-exempt  portion of the Fund's  current  yield (as  calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income
(the net amount  subject to federal and state  income tax after  deductions  and exemptions).

                The Fund's Yields for the 30-Day Periods Ended July 31, 2006

---------------------------------------------------------------------------------------------------------------------
--------------- ------------------------------- ------------------------------- -------------------------------------

Class of              Standardized Yield                Dividend Yield          Tax-Equivalent Yield (35.0% Federal
Shares                                                                                      Tax Bracket)

--------------- ------------------------------- ------------------------------- -------------------------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
                Without Sales   After Sales     Without Sales   After Sales     Without Sales      After Sales
                Charge          Charge          Charge          Charge          Charge             Charge
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class A             4.59%           4.37%           5.37%           5.12%             7.06%              6.72%

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class B             3.79%            N/A            4.65%            N/A              5.83%               N/A

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class C             3.81%            N/A            4.68%            N/A              5.87%               N/A

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return  shows the  average  rate of return for each year in a period  that would produce the  cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-year performance.  The Fund uses standardized  calculations  for its total  returns as prescribed by the SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 4.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                                        1/n
                                (ERV  )
                                (___  )   - 1 = Average Annual Total Return
                                ( P   )

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD   l/n  - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
  P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P       = Total Return
-----------------
       P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without deducting sales charges) for each class of shares. Each is based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

              The Fund's Total Returns for the Periods Ended July 31, 2006

Class of          Cumulative Total                              Average Annual Total Returns

                 Returns (or life of
Shares             class, if less)

-------------- ------------------------ ------------------------------------------------------------------------------
-------------- ------------------------ ------------------------ ---------------------------- ------------------------
                                                1-Year                     5-Years                   10-Years
-------------- ------------------------ ------------------------ ---------------------------- ------------------------
-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------
                  After     Without        After     Without        After     Without Sales   After         Without
                  Sales     Sales          Sales     Sales          Sales                     Sales          Sales
                 Charge       Charge      Charge       Charge      Charge         Charge        Charge      Charge
-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------

Class A(1)       69.64%       78.10%      -0.20%       4.78%        5.68%         6.72%         5.43%        5.94%

-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------

Class B(2)       69.95%       69.95%      -1.09%       3.87%        5.56%         5.88%         5.45%        5.45%

-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------

Class C(3)       64.63%       64.63%       2.90%       3.89%        5.88%         5.88%         5.11%        5.11%

-------------- ------------ ----------- ------------ ----------- ------------ --------------- ----------- ------------

1. Inception of Class A:   10/27/76
2. Inception of Class B:   03/16/93
3. Inception of Class C:   08/29/95

--------------------------------------------------------------------------------------------------------------
                    Average Annual Total Returns for Class A Shares (After Sales Charge)

                                     For the Periods Ended July 31, 2006

--------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------- ----------------------- -----------------------
                                                 1-Year               5-Years                 10-Years
                                                                                                 )
------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions                     -0.20%                5.68%                   5.42%

------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions and                 1.73%                 5.65%                   5.41%

Redemption of Fund Shares
------------------------------------------ ------------------- ----------------------- -----------------------

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating  of the  performance  of its  classes  of  shares  by  Morningstar,  Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar rates mutual funds in their specialized  market sector.  The Fund is rated among
High Yield Municipal Bond funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT  YOUR  ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock Exchange
(the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals                     Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals            Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                           Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                          Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund               Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund               Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund                     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund                    Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund             Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                 Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund                          Oppenheimer Real Asset Fund
Oppenheimer Dividend Growth Fund                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                    Oppenheimer Rochester National Municipals

Oppenheimer Emerging Technologies Fund              Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Enterprise Fund                         Oppenheimer Rochester Maryland Municipal Fund

                                                    Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Fund, Inc.                       MunMunicipal Fund

Oppenheimer Global Fund                             Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Global Opportunities Fund               Oppenheimer Rochester North Carolina Municipal Fund FFFund

Oppenheimer Gold & Special Minerals Fund            Oppenheimer Rochester Ohio Municipal Fund
                                                    Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Growth Fund                             Oppenheimer Select Value Fund
Oppenheimer High Yield Fund                         Oppenheimer Select Value Fund
Oppenheimer International Bond Fund                 Oppenheimer Senior Floating Rate Fund
Oppenheimer International Diversified Fund          Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Growth Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Small Company Fund        Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund                Oppenheimer Value Fund
Oppenheimer Limited Term California Municipal Fund  Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund            Rochester Fund Municipals
Oppenheimer Quest Balanced Fund                     Oppenheimer Portfolio Series:
Oppenheimer Quest Capital Value Fund, Inc.              Active Allocation Fund
Oppenheimer Quest International Value Fund, Inc.        Aggressive Investor Fund
                                                        Conservative Investor Fund
                                                        Moderate Investor Fund

Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.

And the following money market funds:
Oppenheimer Cash Reserves                           Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                 Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust              Centennial Tax Exempt Trust
Centennial Government Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your  Class A share  purchases  during  that  period.  You can choose to include purchases  that you made up to 90 days  before the date of the  Letter.  Class A shares of Oppenheimer  Money Market Fund, Inc. and Oppenheimer  Cash Reserves on
which you have not paid a sales charge and any Class N shares you  purchase,  or may have  purchased,  will  not be  counted  towards  satisfying  the  purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the  aggregate  amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains  distributions  and purchases made at net asset value
(i.e.  without  paying a front-end or contingent  deferred  sales charge) do not count toward satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:  (a) Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge, (b) Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A, Class B or Class
C shares  acquired  by exchange of either (1) Class A shares of one of the other
Oppenheimer  funds that were acquired subject to a Class A initial or contingent deferred  sales  charge  or (2)  Class B or Class C shares  of one of the  other
Oppenheimer  funds that were  acquired  subject to a contingent  deferred  sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be  reduced by  incremental  expenses  borne  solely by that  class.  Those expenses include the asset-based  sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B or Class C shares may not be purchased  by a new investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account
balance  may  become  subject  to  the  Minimum   Balance  Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically  via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
$500  and is  being  escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV  system;  o Accounts held under the Oppenheimer  Legacy Program and/or holding certain  Oppenheimer  Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o A fund  account  that  falls  below  the $500  minimum  solely  due to  market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination  of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class that are  outstanding.  The NYSE  normally  closes at 4:00
p.m.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this  Statement of Additional  Information  mean "Eastern time." The NYSE's most recent annual  announcement  regarding  holidays and days when  the  market  may  close  early  is  available  on the  NYSE's  website  at
www.nyse.com.

     Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on which  they are  traded  or on
NASDAQ(R),  as applicable,  as determined by a pricing  service  approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange or on  NASDAQ(R)on  the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on  NASDAQ(R)on  the valuation  date. If the put,  call or future is not traded on an exchange or on  NASDAQ(R),  it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no
"asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Checkwriting.  When a check is  presented  to  United  Missouri  Bank  (the
"Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the  shareholder's  account to cover the amount of the check.  This enables the shareholder to continue  receiving  dividends on those  shares  until  the check is  presented  to the  Fund.  Checks  may not be presented for payment at the offices of the Bank or the Fund's  custodian.  This limitation  does not  affect  the use of checks  for the  payment of bills or to obtain cash at other banks.  The Fund  reserves  the right to amend,  suspend or discontinue offering checkwriting privileges at any time.

     The Fund will  provide  you  notice  whenever  it is  required  to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

     (1) for  individual  accounts,  represents  that  they  are the  registered owner(s) of the shares of the Fund in that account;

     (2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent,  as  applicable,  duly  authorized to act on behalf of the  registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
Fund's  drafts  (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn against joint  accounts, or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the signature  of any one  signatory  on a check  will be  sufficient  to  authorize payment of that check and redemption  from the account,  even if that account is registered  in the  names of more than one  person  or more than one  authorized signature appears on the Checkwriting card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination  of  checkwriting  privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may  reinvest  all or part  of the  redemption  proceeds  of:  o Class A  shares purchased  subject  to an  initial  sales  charge  or Class A shares  on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $200 or such  lesser amount  as the  Board  may  fix.  The  Board of  Trustees  will  not  cause  the involuntary  redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated  minimum solely as a result of market
fluctuations.   If  the  Board  exercises  this  right,  it  may  also  fix  the requirements  for any notice to be given to the  shareholders  in question  (not less  than 30  days).  The  Board may  alternatively  set  requirements  for the shareholder  to increase the  investment,  or set other terms and  conditions so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this (Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                     Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free Municipals                          Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free New York Municipals                 Oppenheimer Rochester National Municipals
     Oppenheimer California Municipal Fund                    Oppenheimer Senior Floating Rate Fund
     Oppenheimer International Value Fund                     Rochester Fund Municipals
     Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Limited Term Municipal Fund
                                                              Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Money Market Fund, Inc.                      Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer New Jersey Municipal Fund                    Oppenheimer Rochester Virginia Municipal Fund

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Cash Reserves                                   Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                    Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Dividend Growth Fund                           Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Limited Term California Municipal Fund          Oppenheimer Rochester Ohio Municipal Fund
                                                                 Oppenheimer Rochester Virginia Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing Markets Fund and Oppenheimer  International Small Company Fund may be
acquired by  exchange  only with a minimum  initial  investment  of $50,000.  An existing  shareholder of each fund may make additional  exchanges into that fund with as little as $50.

     o Shares of Oppenheimer  Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o When Class B or Class C shares are  redeemed to effect an  exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent  deferred  sales charge will be followed in determining  the order in which the  shares  are  exchanged.  Before  exchanging shares,  shareholders  should take into  account how the exchange may affect any contingent  deferred  sales  charge  that  might be  imposed  in the  subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  Dividends  will be payable on shares held of record  at the time of the  previous  determination  of net asset  value,  or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly  purchased  shares  until  such time as  Federal  Funds  (funds credited to a member bank's  account at the Federal  Reserve Bank) are available from the purchase  payment for such shares.  Normally,  purchase checks received from  investors are converted to Federal Funds on the next business day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The  federal  tax  treatment  of the  Fund's  distributions  is briefly highlighted  in the  Prospectus.  The  following  is only a summary  of  certain additional tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Fund are urged to consult  their tax advisers  with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital  gains to  shareholders without having to pay tax on them. The Fund qualified as a regulated  investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex  tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its  shareholders  would be taxable as ordinary  dividend  income eligible  for the  maximum  15% tax rate  for  non-corporate  shareholders  (for taxable years beginning prior to 2011) and the dividends-received  deduction for corporate shareholders. However, distributions of income derived from tax-exempt municipal  securities  would no longer qualify for treatment as  exempt-interest dividends.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     The Fund also must derive at least 90% of its gross income from  dividends, interest, certain payments with respect to securities loans, gains from the sale or other  disposition of stock or securities or foreign  currencies , net income from qualified publicly-traded  partnerships (i.e., publicly-traded partnerships that are treated as  partnerships  for tax  purposes  and derive at least 90% of their income from certain passive sources) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under this test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of such  issuer.  No more than 25% of the value of the Fund's  total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated  investment  companies),  of two or more issuers (other than regulated investment  companies) that the Fund controls and that are engaged in the same or similar trades or  businesses,  or of one or
more  qualified  publicly-traded  partnerships.   For  purposes  of  this  test,
obligations issued or guaranteed by certain agencies or instrumentalities of the
U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98%
of its capital  gain net income  realized  in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund  will meet  these  requirements.  To meet  these  requirements  in certain  circumstances  the  Fund  might  be  required  to  liquidate  portfolio investment  to make  sufficient  distributions  to avoid  excise tax  liability.
However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only  taxable  income of the Fund,  and  therefore,  may have  little  effect because it is anticipated that most of the Fund's income will be tax-exempt.

     Taxation of Fund  Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the  distributions  are paid in cash or reinvested in additional shares of the Fund (or of another fund). The
Fund's  distributions  will be treated as  dividends to the extent paid from the
Fund's  earnings and profits (as  determined  under the Internal  Revenue Code).
Distributions  in excess of a Fund's  earnings and profits will first reduce the adjusted  tax  basis of a  shareholder's  shares  and,  after  such tax basis is reduced to zero, will constitute  capital gain to the shareholder  (assuming the shares are held as a capital asset).  The Fund's  dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a  distribution  in  shares  of the Fund or  another  fund  will be  treated  as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Exempt-Interest  Dividends.  The Fund  intends to satisfy the  requirements under the Internal Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its  shareholders.  To qualify,  at the end of each quarter of its taxable  year, at least 50% of the value of the Fund's total assets must consist of  obligations  described in Section  103(a) of the Internal  Revenue  Code, as
amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends"
in a written  notice sent by the Fund to its  shareholders  within 60 days after the close of the Fund's  taxable  year will be  excludable  from gross income of shareholders  for federal  income tax purposes.  To the extent the Fund fails to qualify  to pay  exempt-interest  dividends  in any  given  taxable  year,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     The Fund will allocate  interest from tax-exempt  municipal  securities (as well as ordinary  income,  capital  gains,  and tax preference  items  discussed below) among the shares  according to a method that is based on the gross income allocable  to each  class of  shareholders  during  the  taxable  year (or under another  method,  if  prescribed  by the IRS and SEC).  The  percentage  of each
distribution   with   respect  to  a  taxable  year  of  the  Fund  that  is  an exempt-interest  dividend  will be the same,  even  though that  percentage  may differ  substantially  from  the  percentage  of  the  Fund's  income  that  was tax-exempt  during a particular  portion of the year. This  percentage  normally will be designated after the close of the taxable year.

     Exempt-interest  dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued
to  purchase  or  carry  shares  of  a  regulated   investment   company  paying
exempt-interest  dividends,  such as the  Fund,  will not be  deductible  by the investor  for  federal  income  tax  purposes  to  the  extent  attributable  to exempt-interest  dividends.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

     Corporate  taxpayers  are  subject to the federal  alternative  minimum tax based in part on certain  differences  between  taxable  income as adjusted  for other tax preferences and the corporation's  "adjusted current  earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend  paid by the Fund will be  included  in adjusted  current  earnings,  a corporate  shareholder  may  be  required  to  pay  alternative  minimum  tax on exempt-interest  dividends paid by the Fund. Shareholders are advised to consult their tax  advisers  with  respect to their  liability  for federal  alternative minimum tax.

     Ordinary Interest Dividends. A shareholder receiving a dividend from income earned  by the Fund from one or more of the  following  sources  must  treat the dividend  as  ordinary  income in the  computation  of the  shareholder's  gross income, regardless of whether the dividend is reinvested:

     (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements,  commercial paper and obligations of the U.S. government, its agencies and instrumentalities);

     (2) income from securities loans;

     (3) income or gains from options or futures;

     (4) any net short-term capital gain; and

     (5) any market discount accrual on tax-exempt bonds.

     Certain  dividend  income and  long-term  capital  gains are  eligible  for taxation  at a reduced  rate that  applies  to  non-corporate  shareholders  for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income  dividends  constituting  "qualified  dividend  income,"  when  paid by a regulated  investment company to non-corporate  shareholders,  may be taxable to such  shareholders at long-term capital gain rates.  However,  to the extent the
Fund's  distributions are derived from income on debt securities,  they will not be qualified dividend income. Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

     Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If the net capital gain is distributed and properly designated as a capital gain  dividend in reports sent to  shareholders  in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a  shareholder  has held his or her shares or whether  that gain was recognized by the Fund before the  shareholder  acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate  shareholders has been reduced for taxable years beginning prior to 2011.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on  the  gain  at the  35%  corporate  tax  rate,  and  will  provide  to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case,  each  shareholder will be  required  to report a pro rata share of such gain on the  shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for the shareholder's  shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

     Backup withholding.  The Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,  (2) who is  subject  to  backup  withholding  for  failure  to report properly  the receipt of interest or dividend  income,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to  shareholders  in  January  of each year with a copy sent to the IRS.  Backup withholding  is not an  additional  tax. Any amount  withheld  generally  may be allowed  as a refund or a credit  against a  shareholder's  federal  income  tax liability, provided the required information is timely provided to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his or her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax basis in the shares
(including tax basis arising from  reinvestment of dividends).  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption
(including purchases through the reinvestment of dividends). In such a case, the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.
Losses  realized by a  shareholder  on the  redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange  privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder  recognizes on the exchange will be reduced (or the gain  increased)  to the extent any sales  charge paid on the exchanged  Fund shares reduces any charge the  shareholder  would have owed upon the  purchase  of the new  shares  in the  absence  of the  exchange  privilege.
Instead, such sales charge will be treated as an amount paid for the new shares.
In general,  any gain or loss arising from the  redemption of shares of the Fund will be  considered  capital gain or loss,  if the shares were held as a capital asset.  It will be  long-term  capital  gain or loss if the shares were held for more than one year.  However,  any capital loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed  and signed IRS Form W-8BEN or  substitute  form.  The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the
U.S.  allowing for a reduced tax rate on ordinary  income  dividends paid by the
Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all  income  and  any tax  withheld  is  identified  in  reports  mailed  to shareholders in March of each year, with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S.  withholding  tax described  above provided the Fund obtains a properly  completed  and signed IRS Form  W-8ECI or  substitute  form.
Exempt-interest  dividends as well as ordinary income dividends paid by the Fund would be  included in the  earnings  and  profits of a foreign  corporation  for purposes of the branch profits tax on dividend equivalent amounts.

     If a foreign person fails to provide a certification of foreign status, the
Fund will be required to withhold  U.S. tax at a rate of 28% on ordinary  income dividends,  capital gains distributions (including short-term and long-term) and
the  proceeds  of  the  redemption  of  shares  under  the  backup   withholding
provisions.  Any tax withheld (in this situation) by the Fund is remitted by the
Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to  shareholders  in January of each year with a copy sent to the
IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that und and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent  registered  public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer AMT-Free Municipals, including the statement of investments, as of
July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer AMT-Free Municipals as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP
/s/ KPMG LLP

Denver, Colorado
September 14, 2006

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.1%
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$       15,000  AL HFA (Pelican)                                                     6.550%        03/20/2030     $       15,316
--------------------------------------------------------------------------------------------------------------------------------
     1,580,000  AL Space Science Exhibit Finance Authority                           6.000         10/01/2025          1,543,992
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Bessemer, AL Water, Series A                                         5.750         07/01/2026             25,536
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Birmingham, AL Airport Authority                                     5.625         07/01/2026             56,161
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                              5.625         11/15/2015             26,339
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                              5.875         11/15/2024             15,841
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Birmingham, AL Private Educational Building Authority
                (Birmingham-Southern College)                                        6.125         12/01/2025            126,975
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Special Care Facilities Financing Authority
                (Children's Hospital of Alabama)                                     5.500         06/01/2022             15,458
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Birmingham, AL Special Care Facilities Financing Authority
                (Daughters of Charity)                                               5.000         11/01/2025             25,269
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Birmingham-Carraway, AL Special Care Facilities
                (Carraway Methodist Hospitals)                                       5.875         08/15/2025             35,403
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Camden, AL Industrial Devel. Board
                (Weyerhaeuser Company), Series A                                     6.125         12/01/2024          1,085,070
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Cooperative District, AL Fort Deposit                                6.000         02/01/2036            134,624
--------------------------------------------------------------------------------------------------------------------------------
       435,000  Greater Montgomery, AL Educational Building Authority
                (Huntingdon College)                                                 5.100         05/01/2016            433,412
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Jefferson County, AL Sewer                                           5.375         02/01/2027            115,725
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Marshall County, AL Health Care Authority                            5.400         02/01/2031             31,492
--------------------------------------------------------------------------------------------------------------------------------
       155,000  McIntosh, AL Industrial Devel. Board
                (CIBA Specialty Chemicals)                                           5.375         06/01/2028            157,344
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          5.875         03/01/2016             51,076
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          6.000         03/01/2026             30,649
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          7.000         03/01/2015             15,032
--------------------------------------------------------------------------------------------------------------------------------
        15,000  West Morgan-East Lawrence, AL Water Authority                        5.625         08/15/2025             15,311
                                                                                                                  --------------
                                                                                                                       3,956,025
--------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
     2,500,000  AK HFC RITES                                                         7.432 1       06/01/2032          2,701,550
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  AK HFC ROLs                                                          8.578 1       12/01/2033          2,086,160
--------------------------------------------------------------------------------------------------------------------------------
       175,000  AK Northern Tobacco Securitization Corp. (TASC)                      5.500         06/01/2029            178,140
--------------------------------------------------------------------------------------------------------------------------------
        15,000  AK Northern Tobacco Securitization Corp. (TASC)                      6.500         06/01/2031             15,761
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Aleutians East Burough, AK (Aleutian Pribilof Islands)               5.500         06/01/2025          1,048,290
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Aleutians East Burough, AK (Aleutian Pribilof Islands)               5.500         06/01/2036          1,036,430
                                                                                                                  --------------
                                                                                                                       7,066,331

                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.1%
$       30,000  Apache County, AZ IDA (Tucson Electric Power Company)                5.875%        03/01/2033     $       30,013
--------------------------------------------------------------------------------------------------------------------------------
        10,000  AZ Health Facilities Authority
                (FMC/SMC Obligated Group)                                            5.250         10/01/2026             10,247
--------------------------------------------------------------------------------------------------------------------------------
       750,000  AZ West Campus Hsg. (Arizona State University)                       6.375         07/01/2022            854,243
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Buckeye, AZ Watson Road Community Facilities District                5.750         07/01/2022          1,026,160
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Buckeye, AZ Watson Road Community Facilities District                6.000         07/01/2030          2,067,040
--------------------------------------------------------------------------------------------------------------------------------
       764,950  Central AZ Irrigation & Drain District, Series A                     6.000         06/01/2013            765,990
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Estrella, AZ Mountain Ranch Community Facilities District            5.625         07/15/2025            200,412
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Estrella, AZ Mountain Ranch Community Facilities District            5.800         07/15/2030            101,005
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Gladden Farms, AZ Community Facilities District 2                    5.500         07/15/2031            250,278
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Glendale, AZ IDA (Midwestern University)                             5.375         05/15/2028             10,305
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Glendale, AZ IDA (Midwestern University)                             6.000         05/15/2026            102,166
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Litchfield, AZ Park Community Facility District                      6.375         07/15/2026            852,728
--------------------------------------------------------------------------------------------------------------------------------
     2,025,000  Maricopa County, AZ IDA (Christian Care Apartments)                  6.500         01/01/2036          2,117,583
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                     6.625         01/01/2034          2,051,940
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Maricopa County, AZ IDA (Immanuel Campus Care)                       8.500         04/20/2041            500,215
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Maricopa County, AZ IDA (Madera Pointe Apartments)                   5.800         06/01/2015             86,768
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         11/01/2018          1,365,375
--------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         05/01/2031          1,078,623
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                               5.750         11/01/2022             75,839
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                               6.300         12/01/2026             56,672
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Merrill Ranch, AZ Community Facilities District No. 1
                Special Assessment Lien                                              5.300         07/01/2030            500,550
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.000         07/01/2032            414,556
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.250         07/01/2032             54,186
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Mesa, AZ IDA Student Hsg. (Arizona State University East)            6.000         07/01/2026            215,020
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Peoria, AZ IDA (Sierra Winds)                                        6.375         08/15/2029          3,097,290
--------------------------------------------------------------------------------------------------------------------------------
     5,535,000  Phoenix, AZ IDA (Christian Care)                                     5.500         07/01/2035          5,462,104
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Phoenix, AZ IDA (Summit Apartments)                                  6.550         07/20/2037          1,077,650
--------------------------------------------------------------------------------------------------------------------------------
     1,735,000  Pima County, AZ IDA (Arizona Charter School)                         6.100         07/01/2024          1,782,591
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (Arizona Charter School)                         6.300         07/01/2031            515,050
--------------------------------------------------------------------------------------------------------------------------------
     1,570,000  Pima County, AZ IDA (Arizona Charter School)                         6.500         07/01/2023          1,643,052
--------------------------------------------------------------------------------------------------------------------------------
     1,315,000  Pima County, AZ IDA (Arizona Charter School)                         6.750         07/01/2031          1,379,080
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                      6.250         06/01/2026            503,780
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                      6.375         06/01/2036            755,910
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                      6.125         12/15/2034          1,143,681
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                         6.750         04/01/2036            526,215

                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      120,000  Pima County, AZ IDA (Paradise Education Center)                      5.875%        06/01/2033     $      117,608
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pima County, AZ IDA (Paradise Education Center)                      6.000         06/01/2036            248,430
--------------------------------------------------------------------------------------------------------------------------------
     2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)               5.600         07/01/2023          2,980,735
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pinal County, AZ IDA (Florence West Prison)                          5.250         10/01/2021          1,035,390
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pinal County, AZ IDA (Florence West Prison)                          5.250         10/01/2022          1,037,020
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Quail Creek, AZ Community Facilities District                        5.550         07/15/2030            504,590
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                          7.000         05/01/2020            997,410
--------------------------------------------------------------------------------------------------------------------------------
     1,420,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2025          1,455,571
--------------------------------------------------------------------------------------------------------------------------------
     3,620,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2030          3,691,459
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2035          4,066,880
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Verrado, AZ Community Facilities District                            6.500         07/15/2027          5,304,850
--------------------------------------------------------------------------------------------------------------------------------
     1,375,000  Vistancia, AZ Community Facilities District                          5.500         07/15/2020          1,397,798
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Vistancia, AZ Community Facilities District                          5.750         07/15/2024          1,229,052
                                                                                                                  --------------
                                                                                                                      56,741,110
--------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
       100,000  Independence County, AR Hydroelectric Power                          5.300         05/01/2033            101,974
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Pine Bluff, AR IDA (Colt Industries)                                 6.500         02/15/2009            195,343
--------------------------------------------------------------------------------------------------------------------------------
       690,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                                     6.300         11/01/2020            693,278
                                                                                                                  --------------
                                                                                                                         990,595
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--7.2%
     3,255,000  Apple Valley, CA Redevel. Agency Tax Allocation                      5.000         06/01/2035          3,274,400
--------------------------------------------------------------------------------------------------------------------------------
     2,220,000  Beaumont, CA Financing Authority, Series B                           5.875         09/01/2023          2,362,813
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  CA County Tobacco Securitization Agency                              6.500 3       06/01/2046            565,950
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  CA County Tobacco Securitization Agency                              6.650 3       06/01/2046            448,320
--------------------------------------------------------------------------------------------------------------------------------
   129,820,000  CA County Tobacco Securitization Agency                              6.700 3       06/01/2050          7,177,748
--------------------------------------------------------------------------------------------------------------------------------
    38,650,000  CA County Tobacco Securitization Agency                              7.550 3       06/01/2055          1,084,906
--------------------------------------------------------------------------------------------------------------------------------
    93,000,000  CA County Tobacco Securitization Agency (TASC)                       6.650 3       06/01/2046          6,696,930
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  CA GO Fixed Receipts                                                 5.250         02/01/2025          1,260,516
--------------------------------------------------------------------------------------------------------------------------------
     4,700,000  CA GO RITES                                                          6.525 1       02/01/2025          5,648,084
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  CA Golden State Tobacco Securitization Corp. 4                       6.625         06/01/2040          1,673,940
--------------------------------------------------------------------------------------------------------------------------------
    33,195,000  CA Golden State Tobacco Securitization Corp. (TASC)                  5.000         06/01/2045         33,369,274
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CA Golden State Tobacco Securitization Corp. ROLs 5                  8.568 1       06/01/2045          5,105,100
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  CA Municipal Finance Authority
                (Cancer Center of Santa Barbara)                                     5.000         06/01/2026          1,152,596
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  CA Statewide CDA (East Campus Apartments)                            5.625         08/01/2034          6,246,840
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Corona-Norco, CA Unified School District
                Community Facilities District No. 04-1                               5.200         09/01/2036          1,998,400

                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    5,060,000  East Palo Alto, CA Public Finance Authority
                (University Circle Gateway)                                          5.000%        10/01/2029     $    5,170,510
--------------------------------------------------------------------------------------------------------------------------------
       590,000  Independent Cities, CA Lease Finance Authority
                (Morgan Hill-Hacienda Valley)                                        5.950         11/15/2039            617,535
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Jurupa, CA Community Services District
                (Eastvale Area) COP 2                                                5.125         09/01/2025          1,197,048
--------------------------------------------------------------------------------------------------------------------------------
     1,270,000  Lake Elsinore, CA Special Tax                                        5.150         09/01/2025          1,281,163
--------------------------------------------------------------------------------------------------------------------------------
     1,195,000  Lake Elsinore, CA Special Tax                                        5.250         09/01/2030          1,205,444
--------------------------------------------------------------------------------------------------------------------------------
     2,450,000  Lake Elsinore, CA Special Tax                                        5.250         09/01/2035          2,448,065
--------------------------------------------------------------------------------------------------------------------------------
     4,900,000  Los Angeles, CA Community Redevel. Agency ROLs                       8.608 1       09/01/2030          5,453,994
--------------------------------------------------------------------------------------------------------------------------------
     4,175,000  Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines) 4                                                   6.350         11/01/2025          3,825,260
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS                  6.368 6       07/01/2022          3,537,780
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Riverside, CA Unified School District                                6.200         09/01/2030             51,641
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                6.625         03/01/2018          7,697,620
--------------------------------------------------------------------------------------------------------------------------------
    13,675,000  Southern CA Tobacco Securitization Authority                         6.400 3       06/01/2046          1,116,564
--------------------------------------------------------------------------------------------------------------------------------
    47,250,000  Southern CA Tobacco Securitization Authority                         7.100 3       06/01/2046          3,020,220
--------------------------------------------------------------------------------------------------------------------------------
     1,465,000  Stockton, CA Public Financing Authority, Series A 4                  5.000         09/01/2022          1,508,818
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2023          1,491,006
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2024          1,283,325
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2025          1,383,804
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Stockton, CA Public Financing Authority, Series A                    5.250         09/01/2031          3,132,390
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Stockton, CA Public Financing Authority, Series A                    5.250         09/01/2034          3,125,790
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                            5.450         09/01/2026          1,996,260
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                            5.500         09/01/2036            991,950
--------------------------------------------------------------------------------------------------------------------------------
     1,160,000  Victor Valley, CA Union High School District                         5.100         09/01/2035          1,141,800
                                                                                                                  --------------
                                                                                                                     130,743,804
--------------------------------------------------------------------------------------------------------------------------------
COLORADO--5.1%
       140,000  Adams & Weld Counties, CO School District (Brighton)                 5.600         12/01/2012            140,804
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Andonea, CO Metropolitan District No. 2                              6.125         12/01/2025            508,115
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Andonea, CO Metropolitan District No. 3                              6.250         12/01/2035          1,017,920
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  Arista, CO Metropolitan District                                     6.750         12/01/2035          2,975,868
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Beacon Point, CO Metropolitan District                               6.125         12/01/2025            526,070
--------------------------------------------------------------------------------------------------------------------------------
     4,735,000  Broomfield, CO Village Metropolitan District No. 2                   6.250         12/01/2032          4,731,449
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Central Marksheffel, CO Metropolitan District                        7.250         12/01/2029          1,069,430
--------------------------------------------------------------------------------------------------------------------------------
       500,000  CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                        6.125         12/15/2035            509,175
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                     6.000         07/01/2042          4,895,100

                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$       10,000  CO Health Facilities Authority (Denver Options)                      5.375%        02/01/2022     $       10,292
--------------------------------------------------------------------------------------------------------------------------------
        30,000  CO Health Facilities Authority (Denver Options)                      5.625         02/01/2032             31,118
--------------------------------------------------------------------------------------------------------------------------------
     2,560,000  CO Health Facilities Authority (Longmont United Hospital)            5.000         12/01/2030          2,608,486
--------------------------------------------------------------------------------------------------------------------------------
        30,000  CO Health Facilities Authority
                (Northern Colorado Medical Center)                                   6.000         05/15/2020             31,802
--------------------------------------------------------------------------------------------------------------------------------
     2,270,000  CO Health Facilities Authority RITES                                 8.432 1       03/01/2022          2,752,420
--------------------------------------------------------------------------------------------------------------------------------
       500,000  CO International Center Metropolitan District No. 3                  6.500         12/01/2035            514,530
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Colorado Springs, CO Utilities                                       5.750         11/15/2023             65,346
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Colorado Springs, CO Utilities                                       5.750         11/15/2023             50,272
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Colorado Springs, CO Utilities                                       5.750         11/15/2025            100,524
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Crystal Crossing, CO Metropolitan District                           6.000         12/01/2036            503,205
--------------------------------------------------------------------------------------------------------------------------------
       815,000  Denver, CO City & County Airport 4                                   5.500         11/15/2025            826,394
--------------------------------------------------------------------------------------------------------------------------------
     6,460,000  Denver, CO City & County Airport                                     5.500         11/15/2025          6,550,311
--------------------------------------------------------------------------------------------------------------------------------
    12,500,000  Denver, CO Convention Center Hotel Authority                         5.000         12/01/2035         12,857,750
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Denver, CO Health & Hospital Authority, Series A                     5.375         12/01/2028            117,344
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Denver, CO Urban Renewal Authority                                   9.125         09/01/2017            811,312
--------------------------------------------------------------------------------------------------------------------------------
     5,540,000  Eagle Bend, CO Metropolitan District                                 5.000         12/01/2035          5,624,263
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Elkhorn Ranch, CO Metropolitan District                              6.375         12/01/2035          1,036,160
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Fort Collins, CO Pollution Control
                (Anheuser-Busch Companies)                                           6.000         09/01/2031             15,170
--------------------------------------------------------------------------------------------------------------------------------
       500,000  High Plains, CO Metropolitan District                                6.250         12/01/2035            527,980
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Huntington Trails, CO Metropolitan District                          6.250         12/01/2036            503,960
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Kiowa, CO Water & Sewer                                              5.500         12/01/2030          1,178,580
--------------------------------------------------------------------------------------------------------------------------------
       100,000  La Plata County, CO School District No. 9-R (Durango)                5.250         11/01/2017            100,330
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Municipal SubDistrict Northern CO
                Water Conservancy District                                           5.250         12/01/2015             35,949
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Murphy Creek, CO Metropolitan District No. 3                         6.000         12/01/2026          1,051,310
--------------------------------------------------------------------------------------------------------------------------------
     2,850,000  Murphy Creek, CO Metropolitan District No. 3 4                       6.125         12/01/2035          3,011,453
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Northwest CO Metropolitan District No. 3                             6.125         12/01/2025          1,045,430
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Northwest CO Metropolitan District No. 3                             6.250         12/01/2035          1,960,256
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2030          2,066,320
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2037          5,135,900
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  SBC Metropolitan, CO District                                        5.000         12/01/2020          2,037,960
--------------------------------------------------------------------------------------------------------------------------------
     2,250,000  SBC Metropolitan, CO District                                        5.000         12/01/2025          2,269,058
--------------------------------------------------------------------------------------------------------------------------------
     1,440,000  SBC Metropolitan, CO District                                        5.000         12/01/2029          1,442,563
--------------------------------------------------------------------------------------------------------------------------------
     5,330,000  SBC Metropolitan, CO District                                        5.000         12/01/2034          5,279,418
--------------------------------------------------------------------------------------------------------------------------------
       190,000  Silver Dollar, CO Metropolitan District                              5.100         12/01/2030            193,219
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Southlands, CO Medical District                                      7.000         12/01/2024          1,096,650
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Southlands, CO Medical District                                      7.125         12/01/2034          4,391,600
--------------------------------------------------------------------------------------------------------------------------------
     2,695,000  Tower, CO Metropolitan District                                      5.000         12/01/2029          2,744,130

                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$    1,000,000  Wheatlands, CO Metropolitan District                                 6.000%        12/01/2025     $    1,036,400
--------------------------------------------------------------------------------------------------------------------------------
     4,250,000  Woodmen Heights, CO Metropolitan District                            7.000         12/01/2030          4,377,883
                                                                                                                  --------------
                                                                                                                      92,366,979
--------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.0%
       955,000  CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                                  5.850         09/01/2028            998,949
--------------------------------------------------------------------------------------------------------------------------------
     3,465,000  CT Devel. Authority Pollution Control
                (Western Massachusetts Electric Company)                             5.850         09/01/2028          3,624,459
--------------------------------------------------------------------------------------------------------------------------------
        85,000  CT H&EFA (3030 Park Fairfield Health Center)                         6.000         11/01/2015             87,047
--------------------------------------------------------------------------------------------------------------------------------
       660,000  CT H&EFA (Bridgeport Hospital)                                       5.375         07/01/2025            673,794
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT H&EFA (Bridgeport Hospital)                                       6.625         07/01/2018          1,002,400
--------------------------------------------------------------------------------------------------------------------------------
        15,000  CT H&EFA (Bridgeport Hospital/Bridgeport
                Hospital Foundation Obligated Group)                                 5.250         07/01/2015             15,312
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT H&EFA (Canterbury School)                                         5.000         07/01/2036          1,015,990
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.000         07/01/2025          3,083,520
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.125         07/01/2030          5,158,650
--------------------------------------------------------------------------------------------------------------------------------
       610,000  CT H&EFA (New Britain General Hospital), Series B                    6.000         07/01/2024            621,084
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  CT H&EFA (St. Camillus Health Center)                                6.250         11/01/2018          1,137,814
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (St. Joseph's Manor)                                        6.250         11/01/2016          3,024,990
--------------------------------------------------------------------------------------------------------------------------------
     4,430,000  CT H&EFA (University of Hartford)                                    5.250         07/01/2036          4,622,971
--------------------------------------------------------------------------------------------------------------------------------
        60,000  CT HFA                                                               5.600         06/15/2017             61,704
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.500         09/01/2036          1,291,963
--------------------------------------------------------------------------------------------------------------------------------
     9,900,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.750         09/01/2027         10,107,801
                                                                                                                  --------------
                                                                                                                      36,528,448
--------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.4%
     4,000,000  Bridgeville, DE Special Obligation (Heritage Shores)                 5.450         07/01/2035          3,956,720
--------------------------------------------------------------------------------------------------------------------------------
       255,000  DE EDA (General Motors Corp.)                                        5.600         04/01/2009            249,316
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Kent County, DE Student Hsg.
                (DE State University Student Hsg. Foundation)                        5.000         07/01/2025          1,115,389
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Kent County, DE Student Hsg.
                (DE State University Student Hsg. Foundation)                        5.000         07/01/2030          1,009,400
                                                                                                                  --------------
                                                                                                                       6,330,825
--------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.2%
     2,000,000  District of Columbia Friendship Public Charter School                5.250         06/01/2033          2,037,780
--------------------------------------------------------------------------------------------------------------------------------
       130,000  District of Columbia Hospital
                (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group)                         5.750         08/15/2026            132,791
--------------------------------------------------------------------------------------------------------------------------------
       610,000  District of Columbia Tobacco Settlement Financing Corp.              6.750         05/15/2040            663,113
                                                                                                                  --------------
                                                                                                                       2,833,684

                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA--14.6%
$      700,000  Amelia Walk, FL Community Devel. District
                Special Assessment                                                   5.500%        05/01/2037     $      704,928
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Arlington Ridge, FL Community Devel. District                        5.500         05/01/2036          1,207,752
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Auburndale, FL Water & Sewer                                         5.250         12/01/2025             20,297
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Avelar Creek, FL Community Devel. District                           5.375         05/01/2036            324,012
--------------------------------------------------------------------------------------------------------------------------------
     1,990,000  Bartram Park, FL Community Devel. District                           5.300         05/01/2035          1,999,612
--------------------------------------------------------------------------------------------------------------------------------
     1,900,000  Bay Laurel Center, FL Community Devel. District                      5.450         05/01/2037          1,914,839
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Bay, FL Medical Center                                               5.650         10/01/2026            148,236
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Baywinds, FL Community Devel. District                               5.250         05/01/2037            246,413
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Beacon, FL Tradeport Community Devel. District                       7.250         05/01/2033          2,156,600
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Broward County, FL Educational Facilities Authority
                (Nova Southeastern University)                                       5.625         04/01/2034             25,948
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Broward County, FL Professional Sports Facilities
                (Civic Arena)                                                        5.700         09/01/2016             25,291
--------------------------------------------------------------------------------------------------------------------------------
        90,000  Cape Coral, FL Health Facilities Authority (Gulf Care)               5.625         10/01/2027             93,181
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Cape Coral, FL Health Facilities Authority (Gulf Care)               6.000         10/01/2025            132,795
--------------------------------------------------------------------------------------------------------------------------------
       560,000  Cascades, FL Groveland Community Devel. District                     5.300         05/01/2036            556,220
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Clearwater, FL Hsg. Authority (Hamptons at Clearwater)               5.350         05/01/2024            363,793
--------------------------------------------------------------------------------------------------------------------------------
     3,655,000  Concorde Estates, FL Community Devel. District                       5.850         05/01/2035          3,816,076
--------------------------------------------------------------------------------------------------------------------------------
     2,700,000  Cordoba Ranch, FL Community Devel. District
                Special Assessment                                                   5.550         05/01/2037          2,731,158
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Crestview II, FL Community Devel. District
                Special Assessment                                                   5.600         05/01/2037            400,408
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Dade County, FL Aviation (Miami International Airport) 4             5.600         10/01/2026            178,896
--------------------------------------------------------------------------------------------------------------------------------
     1,820,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                 8.000         06/01/2022          1,850,703
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Dade County, FL Water & Sewer System                                 5.250         10/01/2026            102,199
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Destin, FL Community Redevel. Agency (Town Center Area)              5.300         05/01/2027             25,316
--------------------------------------------------------------------------------------------------------------------------------
     1,955,000  Double Branch, FL Special Assessment
                Community Devel. District                                            6.700         05/01/2034          2,137,851
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community Devel. District                         5.000         05/01/2011          1,005,590
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community Devel. District                         5.375         05/01/2036            998,440
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  East Homestead, FL Community Devel. District                         5.450         11/01/2036          1,511,715
--------------------------------------------------------------------------------------------------------------------------------
       960,000  Fiddlers Creek, FL Community Devel. District                         5.875         05/01/2021          1,004,563
--------------------------------------------------------------------------------------------------------------------------------
     2,550,000  FL Capital Trust Agency (American Opportunity)                       5.875         06/01/2038          2,504,712
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.300         07/01/2035         10,007,400
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.350         07/01/2040          4,986,550
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   6.000         07/01/2040          5,918,340
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   8.000         07/01/2040          1,973,340
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  FL Capital Trust Agency (Seminole Tribe Convention)                  8.950         10/01/2033          1,479,360
--------------------------------------------------------------------------------------------------------------------------------
       955,000  FL Capital Trust Agency Multifamily Affordable Hsg.,
                Series C                                                             8.125         10/01/2038            995,301

                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      245,000  FL Gateway Services Community Devel. District
                (Sun City Center)                                                    6.500%        05/01/2033     $      263,559
--------------------------------------------------------------------------------------------------------------------------------
       950,000  FL Principal One Community Devel. District                           5.650         05/01/2035            962,341
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Forest Creek, FL Community Devel. District                           5.450         05/01/2036          5,018,550
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Gainesville, FL Utilities System                                     5.200         10/01/2026              5,112
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Glades, FL Correctional Devel. Corp.
                (Glades County Detention)                                            7.375         03/01/2030          4,982,900
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Heritage Bay, FL Community Devel. District                           5.500         05/01/2036          4,023,440
--------------------------------------------------------------------------------------------------------------------------------
       975,000  Heritage Harbour South, FL Community Devel. District                 6.500         05/01/2034          1,049,432
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Hialeah, FL Hsg. Authority                                           5.800         06/20/2033             10,516
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Highlands County, FL Health Facilities Authority
                (Adventist)                                                          5.250         11/15/2028             10,189
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Highlands, FL Community Devel. District                              5.550         05/01/2036          6,076,140
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Hillsborough County, FL IDA (Senior Care Group)                      6.750         07/01/2029            762,608
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Hillsborough County, FL IDA (Tampa General Hospital)                 5.400         10/01/2028             26,150
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Hillsborough County, FL IDA
                (University Community Hospital)                                      5.625         08/15/2023          3,111,990
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Hillsborough County, FL School Board COP                             5.375         07/01/2021             10,334
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Islands at Doral, FL Southwest Community Devel. District             6.375         05/01/2035          1,715,328
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Jacksonville, FL Electric Authority                                  5.000         10/01/2031            145,062
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Jacksonville, FL Electric Authority (St. Johns River)                5.375         10/01/2016            100,949
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Jacksonville, FL Electric Authority (Water & Sewer)                  5.250         10/01/2039             10,349
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Jacksonville, FL Electric Authority RITES                            4.897 1       10/01/2022          1,877,925
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Jacksonville, FL Health Facilities Authority
                (Daughters of Charity Health Services of Austin)                     5.250         08/15/2027             35,798
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Jacksonville, FL Pollution Control
                (Anheuser-Busch Companies)                                           5.700         08/01/2031            101,092
--------------------------------------------------------------------------------------------------------------------------------
     2,935,000  Keys Cove, FL Community Devel. District                              5.500         05/01/2036          2,953,960
--------------------------------------------------------------------------------------------------------------------------------
     1,205,000  Keys Cove, FL Community Devel. District                              5.875         05/01/2035          1,257,574
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Lake County, FL School Board COP RITES                               6.560 1       06/01/2030          2,776,100
--------------------------------------------------------------------------------------------------------------------------------
     4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                         6.750         10/01/2032          4,814,550
--------------------------------------------------------------------------------------------------------------------------------
     2,185,000  Lucaya, FL Community Devel. District                                 5.375         05/01/2035          2,168,984
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Madison County, FL Mtg. (Twin Oaks)                                  6.000         07/01/2025            617,142
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Marion County, FL Hospital District
                (Munroe Regional Medical Center)                                     5.625         10/01/2024             87,938
--------------------------------------------------------------------------------------------------------------------------------
     1,925,000  Marsh Harbor, FL Community Devel. District, Series A                 5.450         05/01/2036          1,938,802
--------------------------------------------------------------------------------------------------------------------------------
     3,050,000  Mediterranea, FL Community Devel. District
                Special Assessment                                                   5.600         05/01/2037          3,102,887
--------------------------------------------------------------------------------------------------------------------------------
     2,390,000  Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                           6.800         11/15/2031          2,628,737

                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    2,500,000  Midtown Miami, FL Community Devel. District
                Special Assessment                                                   6.500%        05/01/2037     $    2,754,275
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Mira Lago West, FL Community Devel. District                         5.375         05/01/2036            149,766
--------------------------------------------------------------------------------------------------------------------------------
     1,430,000  Miromar Lakes, FL Community Devel. District                          6.875         05/01/2035          1,581,394
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Monterra, FL Community Devel. District
                Special Assessment                                                   5.125         11/01/2014          1,004,530
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  New Port Tampa Bay, FL Community Devel. District                     5.300         11/01/2012          1,005,140
--------------------------------------------------------------------------------------------------------------------------------
     4,260,000  New Port Tampa Bay, FL Community Devel. District                     5.875         05/01/2038          4,303,622
--------------------------------------------------------------------------------------------------------------------------------
     7,940,000  Oakland, FL Charter School                                           6.950         12/01/2032          8,209,960
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                    8.875         07/01/2021            333,501
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                    9.000         07/01/2031            881,840
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Palm Bay, FL Educational Facilities (Patriot Charter School)         7.000         07/01/2036          1,332,738
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities Authority
                (Adult Community Services)                                           5.625         11/15/2020             25,559
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.500         12/01/2021             30,910
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.625         12/01/2031             25,899
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Palm Beach County, FL Multifamily (Boynton Apartments) 7             8.000         01/01/2014            128,158
--------------------------------------------------------------------------------------------------------------------------------
     2,125,000  Palm Coast Park, FL Community Devel. District
                Special Assessment                                                   5.700         05/01/2037          2,138,600
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Palm Glades, FL Community Devel. District                            5.300         05/01/2036            325,413
--------------------------------------------------------------------------------------------------------------------------------
     2,910,000  Parkway Center, FL Community Devel. District, Series A               6.125         05/01/2024          3,095,978
--------------------------------------------------------------------------------------------------------------------------------
     2,205,000  Parkway Center, FL Community Devel. District, Series A               6.300         05/01/2034          2,345,657
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Pinellas County, FL Educational Facilities Authority
                (Barry University)                                                   5.375         10/01/2028             51,256
--------------------------------------------------------------------------------------------------------------------------------
     7,910,000  Pinellas County, FL Educational Facilities Authority
                (Eckerd College)                                                     5.250         10/01/2029          8,209,314
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Portico, FL Community Devel. District                                5.450         05/01/2037            755,858
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Quarry, FL Community Devel. District                                 5.250         05/01/2016          9,016,290
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Quarry, FL Community Devel. District                                 5.250         05/01/2036            800,688
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Quarry, FL Community Devel. District                                 5.500         05/01/2036          2,514,650
--------------------------------------------------------------------------------------------------------------------------------
    11,500,000  Renaissance Commons, FL Community Devel. District,
                Series A                                                             5.600         05/01/2036         11,766,340
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Reunion East, FL Community Devel. District                           5.800         05/01/2036            258,063
--------------------------------------------------------------------------------------------------------------------------------
     6,025,000  Reunion East, FL Community Devel. District, Series A                 7.375         05/01/2033          6,689,497
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Reunion West, FL Community Devel. District
                Special Assessment                                                   6.250         05/01/2036          2,635,225
--------------------------------------------------------------------------------------------------------------------------------
       275,000  Santa Rosa Bay, FL Bridge Authority                                  6.250         07/01/2028            280,836
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Shingle Creek, FL Community Devel. District                          6.100         05/01/2025          2,006,480

                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$    1,750,000  Shingle Creek, FL Community Devel. District                          6.125%        05/01/2037     $    1,743,315
--------------------------------------------------------------------------------------------------------------------------------
     1,305,000  Sonoma Bay, FL Community Devel. District, Series A                   5.450         05/01/2036          1,314,357
--------------------------------------------------------------------------------------------------------------------------------
        75,000  South Lake County, FL Hospital District
                (Orlando Regional Healthcare System)                                 5.800         10/01/2034             77,759
--------------------------------------------------------------------------------------------------------------------------------
       100,000  South Miami, FL Health Facilities Authority
                (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)                             5.375         10/01/2016            101,381
--------------------------------------------------------------------------------------------------------------------------------
     1,280,000  South-Dade, FL Venture Community Devel. District                     6.125         05/01/2034          1,355,341
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  St. John's Forest, FL Community Devel. District, Series A            6.125         05/01/2034          3,158,250
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Stonebrier, FL Community Devel. District                             5.500         05/01/2037          1,006,360
--------------------------------------------------------------------------------------------------------------------------------
       945,000  Stonegate, FL Community Devel. District                              6.000         05/01/2024          1,006,746
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Stonegate, FL Community Devel. District                              6.125         05/01/2034          1,053,130
--------------------------------------------------------------------------------------------------------------------------------
       780,000  Summerville, FL Community Devel. District                            5.500         05/01/2036            785,039
--------------------------------------------------------------------------------------------------------------------------------
    14,290,000  Tampa, FL (University of Tampa)                                      5.000         04/01/2035         14,723,273
--------------------------------------------------------------------------------------------------------------------------------
     4,940,000  Town Center, FL at Palm Coast Community Devel. District              6.000         05/01/2036          5,101,538
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Verandah East, FL Community Devel. District                          5.400         05/01/2037          2,535,550
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Verano Center, FL Community Devel. District                          5.375         05/01/2037            600,984
--------------------------------------------------------------------------------------------------------------------------------
     1,790,000  Villa Portofino West, FL Community Devel. District                   5.350         05/01/2036          1,790,519
--------------------------------------------------------------------------------------------------------------------------------
       900,000  Village, FL Community Devel. District No. 5, Series A                6.100         05/01/2034            944,892
--------------------------------------------------------------------------------------------------------------------------------
       815,000  Village, FL Community Devel. District No. 5, Series A                6.500         05/01/2033            875,775
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Villages of Westport, FL Community Devel. District                   5.700         05/01/2035          1,622,640
--------------------------------------------------------------------------------------------------------------------------------
     1,660,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2025          1,701,118
--------------------------------------------------------------------------------------------------------------------------------
       170,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2035            172,938
--------------------------------------------------------------------------------------------------------------------------------
     2,550,000  Volusia County, FL Educational Facility Authority ROLs               8.568 1       10/15/2013          2,802,654
--------------------------------------------------------------------------------------------------------------------------------
     7,900,000  Volusia County, FL Educational Facility Authority ROLs               8.568 1       10/15/2035          8,446,048
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Watergrass, FL Community Devel. District                             4.875         11/01/2010          2,001,820
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Waters Edge, FL Community Devel. District                            5.300         05/01/2036          5,005,250
--------------------------------------------------------------------------------------------------------------------------------
     4,265,000  Wentworth Estates, FL Community Devel. District                      5.125         11/01/2012          4,283,681
--------------------------------------------------------------------------------------------------------------------------------
     3,525,000  Wentworth Estates, FL Community Devel. District                      5.625         05/01/2037          3,563,493
--------------------------------------------------------------------------------------------------------------------------------
       500,000  West Villages, FL Improvement District                               5.500         05/01/2037            503,230
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  West Villages, FL Improvement District                               5.800         05/01/2036          3,079,470
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Westside FL Community Devel. District                                5.650         05/01/2037          6,084,180
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Winter Garden Village at Fowler Groves, FL
                Community Devel. District Special Tax                                5.650         05/01/2037            510,280
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  World Commerce, FL Community Devel. District
                Special Assessment                                                   6.500         05/01/2036          2,962,820
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Zephyr Ridge, FL Community Devel. District                           5.250         05/01/2013            500,575
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Zephyr Ridge, FL Community Devel. District                           5.625         05/01/2037          1,008,150
                                                                                                                  --------------
                                                                                                                     263,274,266

                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.3%
$   13,410,000  Athens, GA Area Facilities Corp. COP (GA Dept. of Labor)             5.000%        06/15/2037     $   13,327,797
--------------------------------------------------------------------------------------------------------------------------------
    13,000,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.000         07/01/2036         14,000,870
--------------------------------------------------------------------------------------------------------------------------------
     3,905,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.250         07/01/2024          4,320,922
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.250         07/01/2036          2,714,184
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Atlanta, GA Tax Allocation (Eastside)                                5.400         01/01/2020          1,016,580
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Atlanta, GA Tax Allocation (Eastside)                                5.600         01/01/2030          2,548,525
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  Atlanta, GA Tax Allocation (Princeton Lakes)                         5.500         01/01/2031          1,239,891
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Clarke County, GA Hospital Authority
                (Athens Regional Medical Center)                                     5.000         01/01/2027             45,105
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Clarke County, GA Hospital Authority
                (Athens Regional Medical Center)                                     5.250         01/01/2029             46,418
--------------------------------------------------------------------------------------------------------------------------------
        20,000  De Kalb County, GA Devel. Authority
                (General Motors Corp.)                                               6.000         03/15/2021             20,004
--------------------------------------------------------------------------------------------------------------------------------
     9,745,000  De Kalb County, GA Devel. Authority Public Purpose                   5.500         12/10/2023          9,894,196
--------------------------------------------------------------------------------------------------------------------------------
       995,000  De Kalb County, GA Hsg. Authority
                (Alternative Hsg. Snapwoods)                                         5.500         12/20/2032          1,019,437
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Fulton County, GA Residential Care Facilities
                (Canterbury Court)                                                   6.125         02/15/2034          2,048,080
--------------------------------------------------------------------------------------------------------------------------------
        25,000  GA HFA (Hunters Grove)                                               5.850         01/01/2017             25,624
--------------------------------------------------------------------------------------------------------------------------------
     2,815,000  GA Municipal Electric Authority RITES                               12.421 1       01/01/2017          4,624,088
--------------------------------------------------------------------------------------------------------------------------------
       500,000  GA Municipal Electric Authority, Series X                            6.500         01/01/2012            541,060
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Gainesville & Hall County, GA Hospital Authority
                (Northeast Georgia Health Systems)                                   5.500         05/15/2031             51,489
--------------------------------------------------------------------------------------------------------------------------------
       280,000  Gordon County, GA Hospital Authority
                (AHS-Sunbelt/AHS-GA Obligated Group)                                 5.750         11/15/2025            285,998
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Gwinnett County, GA Hospital Authority
                (Gwinnett Hospital System)                                           5.000         09/01/2019             15,009
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Private Colleges & University Authority, GA
                (Mercer University)                                                  5.375         10/01/2029            101,978
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Private Colleges & University Authority, GA
                (Mercer University)                                                  5.375         06/01/2031              5,091
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Savannah, GA EDA (Skidway Health & Living Services)                  7.400         01/01/2024            525,180
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Savannah, GA EDA (Stone Container Corp.)                             8.125         07/01/2015          1,021,890
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2020             32,871
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2031            136,809
                                                                                                                  --------------
                                                                                                                      59,609,096
--------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
        70,000  Hawaii County, HI Improvement District No. 17
                (Kaloko Subdivision)                                                 7.375         08/01/2011             72,654

                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$    5,000,000  HI Airports System RITES                                             7.454% 1      07/01/2020     $    5,779,150
--------------------------------------------------------------------------------------------------------------------------------
     4,200,000  HI Dept. of Budget & Finance Special Purpose
                (Kahala Nui)                                                         8.000         11/15/2033          4,834,074
--------------------------------------------------------------------------------------------------------------------------------
       500,000  HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                     7.875         11/15/2023            575,105
--------------------------------------------------------------------------------------------------------------------------------
       125,000  HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)                  5.450         07/01/2017            128,603
                                                                                                                  --------------
                                                                                                                      11,389,586
--------------------------------------------------------------------------------------------------------------------------------
    IDAHO--1.8%
     2,500,000  ID Health Facilities Authority ROLs                                  8.488 1       09/01/2035          2,607,400
--------------------------------------------------------------------------------------------------------------------------------
     1,780,000  ID Health Facilities Authority ROLs                                  8.488 1       09/01/2035          1,856,469
--------------------------------------------------------------------------------------------------------------------------------
        20,000  ID Hsg. Agency (Multifamily Hsg.)                                    6.700         07/01/2024             20,020
--------------------------------------------------------------------------------------------------------------------------------
     1,900,000  Madison County, ID Hospital (COP)                                    5.250         09/01/2037          1,927,854
--------------------------------------------------------------------------------------------------------------------------------
    16,855,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)              6.000         10/01/2024         17,148,614
--------------------------------------------------------------------------------------------------------------------------------
     5,360,000  Pocatello, ID Devel. Authority Revenue Allocation
                Tax Increment, Series A                                              6.000         08/01/2028          5,317,978
--------------------------------------------------------------------------------------------------------------------------------
     2,980,000  Twin Falls, ID Urban Renewal Agency, Series A                        5.450         08/01/2022          2,947,101
                                                                                                                  --------------
                                                                                                                      31,825,436
--------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--9.1%
     1,825,000  Bedford Park, IL Tax                                                 5.125         12/30/2018          1,807,571
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Bryant, IL Pollution Control (Central Illinois Light Company)        5.900         08/01/2023             75,197
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Carol Stream, IL Tax (Geneva Crossing)                               5.000         12/30/2021            348,809
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Cary, IL Special Tax (Special Service Area No. 1)                    5.000         03/01/2030          1,009,440
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Cary, IL Special Tax (Special Service Area No. 2)                    5.000         03/01/2030          2,018,880
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Chicago, IL Board of Education (Chicago School Reform)               5.250         12/01/2030             67,058
--------------------------------------------------------------------------------------------------------------------------------
     1,515,000  Chicago, IL GO 4                                                     5.125         01/01/2025          1,533,195
--------------------------------------------------------------------------------------------------------------------------------
    10,030,000  Chicago, IL Midway Airport                                           5.500         01/01/2029         10,193,790
--------------------------------------------------------------------------------------------------------------------------------
    31,245,000  Chicago, IL O'Hare International Airport
                (American Airlines)                                                  8.200         12/01/2024         32,088,615
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                                          5.625         01/01/2014             51,066
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                    6.750         06/01/2022          5,216,850
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL Waterworks                                               5.000         11/01/2025             50,837
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Cook County, IL (Jewish Federation)                                  6.000         08/15/2022             20,432
--------------------------------------------------------------------------------------------------------------------------------
     2,400,000  Cook County, IL Community School District GO                         7.125         06/01/2024          3,006,816
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  Cortland, IL Special Tax (Sheaffer System)                           5.500         03/01/2017          1,126,283
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Deerfield, IL Educational Facilities
                (Chicagoland Jewish High School)                                     6.000         05/01/2041            503,795
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                        5.400         03/01/2016            271,110
--------------------------------------------------------------------------------------------------------------------------------
       320,000  Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                        5.625         03/01/2036            321,818

                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      130,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.700%        08/15/2026     $      130,179
--------------------------------------------------------------------------------------------------------------------------------
    12,250,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.950         08/15/2026         12,443,918
--------------------------------------------------------------------------------------------------------------------------------
       330,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028            330,333
--------------------------------------------------------------------------------------------------------------------------------
       300,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028            300,303
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  IL Educational Facilities Authority (Augustana College)              5.625         10/01/2022          1,699,246
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Educational Facilities Authority (Augustana College)              5.700         10/01/2032          3,099,900
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  IL Educational Facilities Authority
                (Educational Advancement Fund)                                       6.250         05/01/2034          1,140,784
--------------------------------------------------------------------------------------------------------------------------------
     4,715,000  IL Educational Facilities Authority
                (Northwestern University)                                            5.000         12/01/2038          4,794,542
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  IL Educational Facilities Authority
                (Plum Creek Rolling Meadows)                                         6.500         12/01/2037          1,448,869
--------------------------------------------------------------------------------------------------------------------------------
     1,920,000  IL Finance Authority (Bethel Terrace Apartments)                     5.125         09/01/2025          1,867,526
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  IL Finance Authority (Clare Oaks)                                    6.000         11/15/2039          1,754,603
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg)                 5.375         02/15/2025          2,007,420
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg)                 5.625         02/15/2037          2,016,800
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IL Finance Authority (Luther Oaks)                                   5.700         08/15/2028            500,510
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IL Finance Authority (Luther Oaks)                                   6.000         08/15/2039            510,795
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IL Finance Authority (Lutheran Hillside Village) 2                   5.250         02/01/2037          5,088,500
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IL Finance Authority (Lutheran Social Services
                of Illinois/Vesper Management Corp. Obligated Group)                 5.125         08/15/2028            968,540
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Finance Authority Student Hsg.
                (MJH Education Assistance)                                           5.125         06/01/2035          2,997,540
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IL Health Facilities Authority
                (Covenant Retirement Communities)                                    5.625         12/01/2032          5,283,250
--------------------------------------------------------------------------------------------------------------------------------
     1,755,000  IL Health Facilities Authority (Edward Hospital)                     6.000         02/15/2019          1,787,906
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                6.000         07/01/2033          4,322,240
--------------------------------------------------------------------------------------------------------------------------------
     1,410,000  IL Health Facilities Authority
                (Rush-Presbyterian-St. Luke's Medical Center)                        5.500         11/15/2025          1,422,859
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  IL Health Facilities Authority ROLs                                  8.983 1       08/15/2033          3,769,010
--------------------------------------------------------------------------------------------------------------------------------
        75,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                          7.000         07/01/2017             75,861
--------------------------------------------------------------------------------------------------------------------------------
        90,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A           8.250         07/01/2016             94,271
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                6.125         07/01/2025             15,014
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Hsg. Devel. Authority (Multifamily)                               6.100         07/01/2028             50,039
--------------------------------------------------------------------------------------------------------------------------------
       145,000  IL Metropolitan Pier & Exposition Authority                          5.250         06/15/2027            147,733
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  IL Metropolitan Pier & Exposition Authority RITES                    6.421 1       12/15/2028          2,747,700
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Lake County, IL HFC, Series A                                        6.700         11/01/2014            160,227
--------------------------------------------------------------------------------------------------------------------------------
     3,740,000  Lakemoor Village, IL Special Tax                                     5.000         03/01/2027          3,812,593

                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$    2,725,000  Lincolnshire, IL Special Service Area No. 1 Special Tax
                (Sedgebrook)                                                         6.250%        03/01/2034     $    2,873,867
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 4                                        5.250         01/01/2025          3,134,730
--------------------------------------------------------------------------------------------------------------------------------
    13,330,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.250         01/01/2036         13,856,402
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.500         01/01/2030          3,153,990
--------------------------------------------------------------------------------------------------------------------------------
     1,575,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.500         01/01/2036          1,644,930
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          7.125         01/01/2036          3,188,460
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Plano, IL Special Service Area No. 5                                 6.000         03/01/2036          1,262,938
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Quincy, IL (Blessing Hospital)                                       6.000         11/15/2018             40,041
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Schaumburg, IL Multifamily Hsg. (Plum Grove)                         6.050         02/01/2031            518,430
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Volo Village, IL Special Service Area (Remington Pointe)             6.450         03/01/2034          4,190,360
--------------------------------------------------------------------------------------------------------------------------------
     1,825,000  Yorkville, IL United City Special Services Area
                Special Tax (Bristol Bay)                                            5.875         03/01/2036          1,799,706
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Yorkville, IL United City Special Services Area
                Special Tax (Raintree Village II)                                    6.250         03/01/2035          1,834,823
                                                                                                                  --------------
                                                                                                                     163,999,250
--------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%
     4,815,000  Boone County, IN Redevel. Commission, Series A                       5.250         02/01/2034          4,940,479
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Hamilton County, IN Redevel. District (Thomas Electrics)             5.100         02/01/2031          1,577,760
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IN Devel. Finance Authority (USX Corp.)                              5.600         12/01/2032             25,743
--------------------------------------------------------------------------------------------------------------------------------
       180,000  IN Devel. Finance Authority (USX Corp.)                              6.150         07/15/2022            185,254
--------------------------------------------------------------------------------------------------------------------------------
        30,000  IN Health Facility Financing Authority                               5.250         07/01/2022             30,623
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN Health Facility Financing Authority
                (Deaconess Hospital)                                                 5.500         03/01/2029             15,353
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN HFA (Single Family Mtg.)                                          6.800         01/01/2017             15,360
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IN Municipal Power Agency, Series A                                  5.300         01/01/2023             25,267
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  Indianapolis, IN Local Public Improvement Bond
                Bank RITES                                                           7.432 1       07/01/2033          4,222,140
--------------------------------------------------------------------------------------------------------------------------------
     1,605,000  Marion, IN Redevel. District County Optional Income Tax              5.250         01/15/2025          1,680,226
--------------------------------------------------------------------------------------------------------------------------------
     6,820,000  Nobelsville, IN Redevel. Authority (146th Street Extension) 2        5.250         02/01/2030          7,069,748
--------------------------------------------------------------------------------------------------------------------------------
     4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)                 7.125         07/01/2022          4,956,910
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                                 5.400         08/01/2017             67,347
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                                 6.625         12/01/2024          1,656,915
--------------------------------------------------------------------------------------------------------------------------------
     1,195,000  Portage, IN Economic Devel. (Ameriplex)                              5.000         07/15/2023          1,188,212

                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

INDIANA Continued
$    1,000,000  Portage, IN Economic Devel. (Ameriplex)                              5.000%        01/15/2027     $      982,380
--------------------------------------------------------------------------------------------------------------------------------
       240,000  St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                      6.000         05/15/2038            248,782
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  Vanderburgh County, IN Redevel. Commission                           5.250         02/01/2031          1,437,814
                                                                                                                  --------------
                                                                                                                      30,326,313
--------------------------------------------------------------------------------------------------------------------------------
IOWA--1.7%
       400,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.125         11/15/2020            398,604
--------------------------------------------------------------------------------------------------------------------------------
       700,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.375         11/15/2027            702,478
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Coralville, IA Urban Renewal                                         5.750         06/01/2028            251,638
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Coralville, IA Urban Renewal                                         6.000         06/01/2036            253,718
--------------------------------------------------------------------------------------------------------------------------------
       750,000  IA Finance Authority (Amity Fellowserve)                             6.500         10/01/2036            756,308
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IA Finance Authority (Boys & Girls Home
                & Family Services)                                                   6.250         12/01/2028             51,662
--------------------------------------------------------------------------------------------------------------------------------
       325,000  IA Finance Authority (Mercy Health Services)                         5.250         08/15/2027            332,176
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  IA Finance Authority Health Facilities (Care Initiatives) 2          5.500         07/01/2025          1,270,111
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   5.750         11/15/2019            502,000
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   6.000         11/15/2024          1,011,400
--------------------------------------------------------------------------------------------------------------------------------
       900,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   6.125         11/15/2032            911,097
--------------------------------------------------------------------------------------------------------------------------------
     4,185,000  IA Higher Education Loan Authority (Wartburg College)                5.250         10/01/2030          4,188,390
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IA Higher Education Loan Authority (Wartburg College)                5.300         10/01/2037          2,988,420
--------------------------------------------------------------------------------------------------------------------------------
        20,000  IA State University Science & Technology
                (Academic Building)                                                  5.500         07/01/2015             20,026
--------------------------------------------------------------------------------------------------------------------------------
       210,000  IA Tobacco Settlement Authority                                      5.500         06/01/2042            214,028
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IA Tobacco Settlement Authority                                      5.625         06/01/2046             25,734
--------------------------------------------------------------------------------------------------------------------------------
    15,420,000  IA Tobacco Settlement Authority ROLs 5                               9.074 1       06/01/2046         16,778,194
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Iowa City, IA Sewer                                                  5.750         07/01/2021             30,046
                                                                                                                  --------------
                                                                                                                      30,686,030
--------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
     1,730,000  Hays, KS Sales Tax                                                   6.000         01/01/2025          1,741,712
--------------------------------------------------------------------------------------------------------------------------------
     2,735,000  KS Devel. Finance Authority (Luther Gardens)                         5.600         05/20/2034          2,928,912
--------------------------------------------------------------------------------------------------------------------------------
        70,000  La Cygne, KS Pollution Control
                (Kansas Gas & Electric Company)                                      5.100         03/01/2023             70,055
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Pittsburgh, KS Special Obligation
                (North Broadway Redevel.)                                            4.900         04/01/2024          2,457,775
                                                                                                                  --------------
                                                                                                                       7,198,454
--------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
       580,000  Boone County, KY Pollution Control
                (Dayton Power & Light Company)                                       6.500         11/15/2022            585,243

                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$      970,000  Kenton County, KY Airport Special Facilities
                (Delta Airlines) 7                                                   7.250%        02/01/2022     $      525,197
--------------------------------------------------------------------------------------------------------------------------------
       215,000  KY EDFA (St. Claire Medical Center)                                  5.625         09/01/2021            215,275
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Louisville & Jefferson County, KY Metropolitan
                Government (AHSI/AOLM Obligated Group)                               5.000         10/01/2035          2,516,875
--------------------------------------------------------------------------------------------------------------------------------
     3,790,000  Muhlenberg County, KY Hospital
                (Muhlenberg Community Hospital)                                      6.750         07/01/2010          3,872,698
                                                                                                                  --------------
                                                                                                                       7,715,288
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.1%
     5,010,000  Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)            6.625         02/01/2016          5,362,854
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Calcasieu Parish, LA Industrial Devel. Board
                Pollution Control (Entergy Gulf States)                              5.450         07/01/2010             10,048
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Epps, LA COP 8                                                       8.000         06/01/2018             61,809
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2022          1,033,060
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2027          1,795,080
--------------------------------------------------------------------------------------------------------------------------------
     3,825,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2035          3,893,888
--------------------------------------------------------------------------------------------------------------------------------
       865,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               7.500         09/01/2016            900,569
--------------------------------------------------------------------------------------------------------------------------------
     1,510,000  LA Local Government EF&CD Authority
                (Capital Projects and Equipment)                                     6.550         09/01/2025          1,675,843
--------------------------------------------------------------------------------------------------------------------------------
     6,155,000  LA Local Government EF&CD Authority
                (Oakleigh Apartments) Series A                                       6.375         06/01/2038          6,457,026
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  LA Local Government EF&CD Authority
                (Oakleigh Apartments), Series A                                      7.500         06/01/2038          1,291,118
--------------------------------------------------------------------------------------------------------------------------------
        25,000  LA Public Facilities Authority (Dillard University)                  5.300         08/01/2026             26,186
--------------------------------------------------------------------------------------------------------------------------------
       305,000  LA Tobacco Settlement Financing Corp. (TASC)                         5.875         05/15/2039            320,009
--------------------------------------------------------------------------------------------------------------------------------
    11,745,000  LA Tobacco Settlement Financing Corp. RITES                          6.594 1       05/15/2039         12,900,943
--------------------------------------------------------------------------------------------------------------------------------
        50,000  New Orleans, LA Aviation Board
                (Passenger Facility Charge)                                          6.000         09/01/2019             50,066
--------------------------------------------------------------------------------------------------------------------------------
       135,000  New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                                   5.500         07/15/2018            136,512
--------------------------------------------------------------------------------------------------------------------------------
       140,000  New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                                   5.600         07/15/2025            141,579
--------------------------------------------------------------------------------------------------------------------------------
       250,000  New Orleans, LA GO                                                   5.500         12/01/2021            269,530
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Orleans Parish, LA School Board                                      5.375         09/01/2018            160,115
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Pointe Coupee Parish, LA Pollution Control
                (Gulf State Utilities Company)                                       6.700         03/01/2013            301,482
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Tammany Parish, LA Hospital Service District                     5.000         07/01/2022            499,705

                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$       25,000  West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                                7.000%        11/01/2015     $       25,275
                                                                                                                  --------------
                                                                                                                      37,312,697
--------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
        35,000  ME H&HEFA (University of New England)                                5.750         07/01/2023             35,026
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.7%
        10,000  Baltimore, MD City Hsg. Corp.                                        7.750         10/01/2009             10,017
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Baltimore, MD Convention Center 4                                    5.875         09/01/2039          1,046,330
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Baltimore, MD Pollution Control (General Motors Corp.)               5.350         04/01/2008             64,617
--------------------------------------------------------------------------------------------------------------------------------
     7,785,000  Frederick County, MD Education Facilities
                (Mount St. Mary University)                                          5.625         09/01/2038          8,091,262
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         5.750         09/01/2020             26,449
--------------------------------------------------------------------------------------------------------------------------------
        40,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         6.000         09/01/2032             42,548
--------------------------------------------------------------------------------------------------------------------------------
     5,100,000  MD EDC Student Hsg. (Bowie State University)                         5.375         06/01/2033          4,770,336
--------------------------------------------------------------------------------------------------------------------------------
       620,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                     5.750         06/01/2029            634,756
--------------------------------------------------------------------------------------------------------------------------------
       755,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                     6.000         06/01/2030            783,615
--------------------------------------------------------------------------------------------------------------------------------
     1,535,000  MD EDC Student Hsg. (Morgan State University)                        6.000         07/01/2022          1,553,696
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.625         10/01/2023          1,923,220
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  MD EDC Student Hsg. (University of Maryland)                         5.750         10/01/2033          3,344,775
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD EDC Student Hsg.
                (University Village at Sheppard Pratt)                               6.000         07/01/2033             69,112
--------------------------------------------------------------------------------------------------------------------------------
     4,115,000  MD H&EFA (Vivista Medical Center)                                    5.000         07/01/2037          4,171,211
--------------------------------------------------------------------------------------------------------------------------------
       145,000  MD H&HEFA (Doctors Community Hospital)                               5.500         07/01/2024            145,070
--------------------------------------------------------------------------------------------------------------------------------
       750,000  MD H&HEFA (Edenwald)                                                 5.200         01/01/2024            756,503
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD H&HEFA (Edenwald)                                                 5.400         01/01/2031            254,658
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD H&HEFA (Edenwald)                                                 5.400         01/01/2037            254,270
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD H&HEFA (Johns Hopkins Hospital)                                   5.375         07/01/2020             66,377
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MD H&HEFA (Medstar Health)                                           5.500         08/15/2033             20,877
--------------------------------------------------------------------------------------------------------------------------------
        45,000  MD H&HEFA (Montgomery General Hospital)                              5.625         07/01/2018             45,061
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)                      5.250         07/01/2035             51,303
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                                         5.500         08/15/2024             25,279
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           5.500         05/01/2020            104,112
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           6.000         05/01/2035            158,390
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD Stadium Authority (Convention Center Expansion)                   5.875         12/15/2013            251,868
--------------------------------------------------------------------------------------------------------------------------------
       125,000  MD Stadium Authority Sports Facility                                 5.750         03/01/2018            126,435
--------------------------------------------------------------------------------------------------------------------------------
       195,000  MD Stadium Authority Sports Facility                                 5.800         03/01/2026            197,155
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Prince Georges County, MD Special District (Victoria Falls)          5.250         07/01/2035          1,245,325
                                                                                                                  --------------
                                                                                                                      30,234,627

                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.7%
$       70,000  Boston, MA Industrial Devel. Financing Authority
                (Boston Alzheimers Center, Inc.)                                     5.900%        02/01/2022     $       72,030
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MA Devel. Finance Agency (Boston Biomedical Research)                5.750         02/01/2029            103,253
--------------------------------------------------------------------------------------------------------------------------------
     1,850,000  MA Devel. Finance Agency (Curry College)                             5.000         03/01/2035          1,850,555
--------------------------------------------------------------------------------------------------------------------------------
       800,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2019            813,368
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2029          2,022,280
--------------------------------------------------------------------------------------------------------------------------------
       260,000  MA Devel. Finance Agency (Evergreen Center)                          5.500         01/01/2035            261,204
--------------------------------------------------------------------------------------------------------------------------------
       610,000  MA Devel. Finance Agency
                (Loomis House/Loomis Communities Obligated Group)                    5.750         07/01/2023            616,588
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MA Devel. Finance Agency
                (Northern Berkshire Community Services)                              6.250         08/15/2029             52,092
--------------------------------------------------------------------------------------------------------------------------------
     1,825,000  MA Devel. Finance Agency
                (Pacific Rim Charter Public School)                                  5.125         06/01/2031          1,854,474
--------------------------------------------------------------------------------------------------------------------------------
       900,000  MA Devel. Finance Agency
                (Pharmacy & Allied Health Sciences)                                  5.750         07/01/2033            946,044
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Devel. Finance Agency
                (Seven Hills Foundation & Affiliates)                                5.000         09/01/2035          1,014,910
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  MA Devel. Finance Agency (Symmes Life Care)                          5.000         03/01/2035          1,269,263
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MA H&EFA (Beverly Hospital Corp.)                                    5.250         07/01/2023             25,020
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MA H&EFA (Boston College)                                            5.250         06/01/2023             30,030
--------------------------------------------------------------------------------------------------------------------------------
     3,845,000  MA H&EFA (Emerson Hospital)                                          5.000         08/15/2035          3,885,334
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  MA H&EFA (Nichols College)                                           6.125         10/01/2029          1,470,490
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MA H&EFA (Schepens Eye Research Institute)                           6.500         07/01/2028            161,996
--------------------------------------------------------------------------------------------------------------------------------
        60,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)                             5.300         11/15/2028             60,900
--------------------------------------------------------------------------------------------------------------------------------
     3,510,000  MA H&EFA RITES                                                       6.560 1       08/15/2025          3,780,761
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MA Industrial Finance Agency (Babson College)                        5.250         10/01/2027             30,948
--------------------------------------------------------------------------------------------------------------------------------
       690,000  MA Industrial Finance Agency (St. John's High School)                5.350         06/01/2028            708,009
--------------------------------------------------------------------------------------------------------------------------------
     7,560,000  MA Turnpike Authority, Series B                                      5.125         01/01/2037          7,697,970
--------------------------------------------------------------------------------------------------------------------------------
     1,510,000  MA Turnpike Authority, Series B                                      5.250         01/01/2029          1,546,753
                                                                                                                  --------------
                                                                                                                      30,274,272
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.3%
        50,000  Byron Center, MI Public Schools                                      5.000         05/01/2024             50,674
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Clare County, MI Sewer Disposal System                               5.850         11/01/2021             30,988
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Dearborn, MI Economic Devel. Corp.
                (OHC/UC Obligated Group)                                             5.875         11/15/2025            148,125
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Dearborn, MI EDC (OHC/UC Obligated Group)                            5.750         11/15/2015             40,795
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Detroit, MI GO                                                       5.000         04/01/2025          1,035,210
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Detroit, MI Local Devel. Finance Authority                           5.500         05/01/2021             10,225
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Detroit, MI Water Supply System, Series A                            5.000         07/01/2027             45,465
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Detroit, MI Wayne County Stadium Authority                           5.250         02/01/2027             25,631

                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       45,000  Detroit, MI Wayne County Stadium Authority                           5.500%        02/01/2017     $       46,253
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  Dickinson County, MI Healthcare System                               5.500         11/01/2013          1,411,061
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              5.375         07/01/2028            132,811
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              6.000         07/01/2020          2,605,430
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Galesburg-Augusta, MI Community Schools GO                           5.500         05/01/2030             26,484
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Hamilton, MI Community School District                               5.000         05/01/2024             25,337
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Howell, MI Public Schools                                            5.000         05/01/2025             51,642
--------------------------------------------------------------------------------------------------------------------------------
        60,000  John Tolfree, MI Health System Corp.                                 6.000         09/15/2023             60,996
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Kalamazoo, MI Hospital Finance Authority
                (Bronson Methodist Hospital)                                         5.250         05/15/2018              5,143
--------------------------------------------------------------------------------------------------------------------------------
       570,000  MI Hospital Finance Authority (Detroit Medical Group)                5.250         08/15/2027            584,934
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  MI Hospital Finance Authority
                (Henry Ford Health System)                                           5.250         11/15/2032          5,195,050
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  MI Hospital Finance Authority
                (Henry Ford Health System)                                           5.250         11/15/2046          7,214,480
--------------------------------------------------------------------------------------------------------------------------------
        35,000  MI Hospital Finance Authority
                (Mclaren Health Care Corp.)                                          5.000         06/01/2028             35,460
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MI Hospital Finance Authority
                (MidMichigan Obligated Group)                                        5.375         06/01/2027             20,678
--------------------------------------------------------------------------------------------------------------------------------
        10,000  MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                            5.000         08/15/2018             10,236
--------------------------------------------------------------------------------------------------------------------------------
        75,000  MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                            5.000         08/15/2031             76,024
--------------------------------------------------------------------------------------------------------------------------------
         5,000  MI Hospital Finance Authority
                (Pontiac Osteopathic Hospital)                                       6.000         02/01/2014              5,000
--------------------------------------------------------------------------------------------------------------------------------
       265,000  MI Hospital Finance Authority (Port Huron
                Hospital/Marwood Manor Nursing Home)                                 5.500         07/01/2015            267,936
--------------------------------------------------------------------------------------------------------------------------------
        10,000  MI Hospital Finance Authority
                (Sisters of Mercy Health System)                                     5.250         08/15/2021             10,010
--------------------------------------------------------------------------------------------------------------------------------
        15,000  MI Hsg. Devel. Authority (Walled Lake Villa)                         6.000         04/15/2018             15,361
--------------------------------------------------------------------------------------------------------------------------------
     3,625,000  MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                                               5.550         04/01/2009          3,587,663
--------------------------------------------------------------------------------------------------------------------------------
       385,000  MI Municipal Bond Authority                                          5.500         11/01/2027            387,965
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MI Municipal Bond Authority                                          6.000         12/01/2013             30,215
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MI Public Educational Facilities Authority
                (Black River School)                                                 5.800         09/01/2030            151,302
--------------------------------------------------------------------------------------------------------------------------------
     1,155,000  MI Public Educational Facilities Authority (Old Redford)             6.000         12/01/2035          1,150,934
--------------------------------------------------------------------------------------------------------------------------------
     9,815,000  MI Strategic Fund Pollution Control
                (General Motors Corp.)                                               7.750 6       04/01/2008          9,815,000
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MI Trunk Line Dept. of Treasury                                      5.000         11/01/2026             51,032

                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      250,000  Monroe County, MI Hospital Finance Authority
                (Mercy Memorial Hospital Corp.)                                      5.500%        06/01/2035     $      256,433
--------------------------------------------------------------------------------------------------------------------------------
       120,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A               6.600         06/01/2022            124,129
--------------------------------------------------------------------------------------------------------------------------------
        80,000  Northern MI University                                               5.000         12/01/2025             81,506
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Oakland County, MI Sewer Disposal
                (White Lake Township)                                                6.000         05/01/2013             15,546
--------------------------------------------------------------------------------------------------------------------------------
       450,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.375         11/01/2030            447,548
--------------------------------------------------------------------------------------------------------------------------------
     1,325,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.625         11/01/2035          1,337,707
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  Pontiac, MI Tax Increment Finance Authority                          6.250         06/01/2022          1,551,863
--------------------------------------------------------------------------------------------------------------------------------
     2,475,000  Pontiac, MI Tax Increment Finance Authority                          6.375         06/01/2031          2,637,855
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Reeths-Puffer, MI Schools                                            5.000         05/01/2025             50,199
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                          5.250         11/15/2031             41,348
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                          5.250         11/15/2035             10,323
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Wayne County, MI Building Authority                                  5.250         06/01/2016            102,106
--------------------------------------------------------------------------------------------------------------------------------
        70,000  Western MI University                                                5.125         11/15/2022             70,879
                                                                                                                  --------------
                                                                                                                      41,088,992
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.8%
       125,000  Cuyuna Range, MN Hospital District Health Facilities                 5.200         06/01/2025            125,518
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Cuyuna Range, MN Hospital District Health Facilities                 5.500         06/01/2035            252,243
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Hastings, MN Health Care Facility (Regina Medical Center)            5.300         09/15/2028             50,461
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Lake Crystal, MN Hsg. (Ecumen-Second Century) 2                      5.700         09/01/2036            501,000
--------------------------------------------------------------------------------------------------------------------------------
       230,000  McLeod County, MN Commercial Devel.
                (Southwest Minnesota Foundation)                                     5.125         12/01/2031            229,335
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                    5.750         02/01/2027          1,017,960
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MN HEFA (College of St. Benedict)                                    5.350         03/01/2020             20,065
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MN Municipal Power Agency                                            5.000         10/01/2030          2,030,000
--------------------------------------------------------------------------------------------------------------------------------
     7,385,000  MN Municipal Power Agency                                            5.000         10/01/2035          7,479,380
--------------------------------------------------------------------------------------------------------------------------------
     1,855,000  Pine City, MN Health Care & Hsg. (North Branch)                      5.000         10/20/2047          1,919,851
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.000         10/20/2036            249,903
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.125         10/20/2047            500,245
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                              5.375         08/01/2021            251,293
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                              5.625         02/01/2031            251,738
--------------------------------------------------------------------------------------------------------------------------------
       660,000  St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                               6.250         03/01/2029            697,099

                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      125,000  St. Paul, MN Hsg. & Redevel. Authority
                (St. Paul Ramsey Medical Center)                                     5.500%        05/15/2013     $      125,155
--------------------------------------------------------------------------------------------------------------------------------
        25,000  St. Paul, MN Hsg. & Redevel. Authority
                (St. Paul Ramsey Medical Center)                                     5.550         05/15/2023             25,030
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)               7.000         03/01/2029          7,530,600
--------------------------------------------------------------------------------------------------------------------------------
       570,000  St. Paul, MN Port Authority (Great Northern)                         6.000         03/01/2030            588,622
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Paul, MN Port Authority (Healtheast Midway Campus)               6.000         05/01/2030            508,790
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Washington County, MN Hsg. & Redevel. Authority
                (Healtheast)                                                         5.500         11/15/2027            132,724
--------------------------------------------------------------------------------------------------------------------------------
     7,885,000  Washington County, MN Hsg. & Redevel. Authority
                (Seasons Villas)                                                     6.950         12/01/2023          8,069,351
                                                                                                                  --------------
                                                                                                                      32,556,363
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.7%
        80,000  Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)                                      5.750         07/01/2031             81,277
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Lowndes County, MS Solid Waste Disposal
                & Pollution Control (Weyerhaeuser Co.)                               6.800         04/01/2022             71,427
--------------------------------------------------------------------------------------------------------------------------------
     6,055,000  MS Business Finance Corp. (System Energy Resources)                  5.875         04/01/2022          6,072,802
--------------------------------------------------------------------------------------------------------------------------------
     1,550,000  MS Business Finance Corp. (System Energy Resources)                  5.900         05/01/2022          1,554,790
--------------------------------------------------------------------------------------------------------------------------------
     5,030,000  MS Home Corp. Hsg. (Valley State Student Hsg.)                       5.500         12/01/2035          5,190,256
--------------------------------------------------------------------------------------------------------------------------------
       290,000  MS Hospital Equipment & Facilities Authority
                (Rush Medical Foundation)                                            6.000         01/01/2016            295,554
                                                                                                                  --------------
                                                                                                                      13,266,106
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.1%
        20,000  Bates County, MO Hospital
                (Bates County Memorial Hospital)                                     5.650         03/01/2021             20,282
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Belton, MO Tax Increment (Belton Town Center)                        5.625         03/01/2025            199,532
--------------------------------------------------------------------------------------------------------------------------------
       365,000  Branson, MO IDA (Branson Hills)                                      7.050         05/01/2027            390,853
--------------------------------------------------------------------------------------------------------------------------------
     2,340,000  Branson, MO IDA (Branson Landing)                                    5.250         06/01/2021          2,338,619
--------------------------------------------------------------------------------------------------------------------------------
       675,000  Broadway-Fairview, MO Transportation Devel. District
                (Columbia)                                                           5.875         12/01/2031            680,657
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Cameron, MO IDA Health Facilities
                (Cameron Community Hospital)                                         6.375         12/01/2029            285,919
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Chillicothe, MO Tax Increment (South U.S. 65)                        5.500         04/01/2021            397,780
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Chillicothe, MO Tax Increment (South U.S. 65)                        5.625         04/01/2027            398,032
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Hanley Road & North of Folk Ave, MO
                Transportation District                                              5.400         10/01/2031            748,403
--------------------------------------------------------------------------------------------------------------------------------
    10,280,678  Hanley/Eager Road, MO Transportation Devel. District,
                Series A                                                             7.750 3       12/01/2023          2,751,315
--------------------------------------------------------------------------------------------------------------------------------
    13,500,000  Hazelwood, MO Transportation Devel. District
                (370/Missouri Bottom Road/Tausig Road)                               7.200         05/01/2033         14,775,615

                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    4,665,000  Johnson County, MO Hospital
                (Western Missouri Medical Center)                                    5.000%        06/01/2025     $    4,786,850
--------------------------------------------------------------------------------------------------------------------------------
     1,385,000  Kansas City, MO Tax (Briarcliff West)                                5.150         06/01/2016          1,396,274
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Kansas City, MO Tax Increment (Briarcliff West)                      5.400         06/01/2024          1,263,688
--------------------------------------------------------------------------------------------------------------------------------
     2,100,000  Maplewood, MO Tax (Maplewood South Redevel.)                         5.750         11/01/2026          2,134,944
--------------------------------------------------------------------------------------------------------------------------------
       185,000  MO H&EFA (Freeman Health System)                                     5.500         02/15/2024            186,258
--------------------------------------------------------------------------------------------------------------------------------
       200,000  MO H&EFA (St. Lukes/Shawnee Mission Health System)                   5.375         11/15/2026            204,614
--------------------------------------------------------------------------------------------------------------------------------
        60,000  MO Hsg. Devel. Commission (Single Family Mtg.)                       5.550         03/01/2029             60,927
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Ozark Centre, MO Transportation Devel. District                      5.375         09/01/2032            173,056
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Raymore, MO Tax Increment                                            5.375         03/01/2020          1,494,210
--------------------------------------------------------------------------------------------------------------------------------
     3,750,000  Raymore, MO Tax Increment                                            5.625         03/01/2028          3,747,488
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Richmond Heights, MO Tax Increment
                & Transportation Sales Tax                                           5.625         11/01/2025          2,509,500
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                  7.000         08/15/2032          9,583,560
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Joseph, MO IDA (Shoppes at North Village)                        5.375         11/01/2024            249,115
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.375         11/01/2023            998,800
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.500         11/01/2027          1,001,550
--------------------------------------------------------------------------------------------------------------------------------
       150,000  St. Louis County, MO IDA (Multifamily Hsg.)                          5.950         03/20/2031            153,606
--------------------------------------------------------------------------------------------------------------------------------
        25,000  St. Louis County, MO IDA (Waterford)                                 5.400         12/01/2028             25,006
--------------------------------------------------------------------------------------------------------------------------------
       486,000  St. Louis, MO Tax Increment
                (1505 Missouri Avenue Redevel.)                                      6.000         08/04/2025            484,090
--------------------------------------------------------------------------------------------------------------------------------
       545,000  St. Louis, MO Tax Increment (Printers Lofts)                         6.000         08/21/2026            551,077
--------------------------------------------------------------------------------------------------------------------------------
     1,930,000  St. Louis, MO Tax Increment Financing                                5.500         03/09/2027          1,811,402
                                                                                                                  --------------
                                                                                                                      55,803,022
--------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
     3,200,000  Forsyth, MT Pollution Control (Northwestern Corp.)                   4.650         08/01/2023          3,202,784
--------------------------------------------------------------------------------------------------------------------------------
        15,000  MT Board of Hsg., Series A                                           5.200         08/01/2029             14,765
--------------------------------------------------------------------------------------------------------------------------------
       375,000  MT Facilities Finance Authority (St. John's Lutheran) 2              6.000         05/15/2025            380,505
--------------------------------------------------------------------------------------------------------------------------------
       500,000  MT Facilities Finance Authority (St. John's Lutheran) 2              6.125         05/15/2036            508,370
                                                                                                                  --------------
                                                                                                                       4,106,424
--------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.2%
     3,980,000  NE Educational Facilities Authority
                (Midland Lutheran College)                                           5.600         09/15/2029          3,952,697
--------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.8%
     2,220,000  Clark County, NV Economic Devel.
                (Alexander Dawson School at Rainbow Mountain)                        5.375         05/15/2033          2,294,992
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Director of the State of NV Dept. of Business & Industry
                (Las Ventanas Retirement)                                            7.000         11/15/2034          1,007,090
--------------------------------------------------------------------------------------------------------------------------------
     6,200,000  Las Vegas, NV Paiute Tribe, Series A                                 6.625         11/01/2017          6,853,108

                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

NEVADA Continued
$      100,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.200%        08/01/2016     $       97,799
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.250         08/01/2017            142,213
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.300         08/01/2018            292,341
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Reno-Sparks, NV Indian Colony                                        5.000         06/01/2024          2,042,740
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Reno-Sparks, NV Indian Colony                                        5.125         06/01/2027          2,060,620
                                                                                                                  --------------
                                                                                                                      14,790,903
--------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.0%
       305,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.650 3       01/01/2029             91,771
--------------------------------------------------------------------------------------------------------------------------------
     3,220,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.700 3       01/01/2030            916,251
--------------------------------------------------------------------------------------------------------------------------------
       495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   6.000 3       01/01/2023            207,722
--------------------------------------------------------------------------------------------------------------------------------
        85,000  NH Business Finance Authority (Proctor Academy)                      5.400         06/01/2017             87,007
--------------------------------------------------------------------------------------------------------------------------------
       120,000  NH H&EFA (Catholic Medical Center)                                   6.125         07/01/2032            128,335
--------------------------------------------------------------------------------------------------------------------------------
     4,010,000  NH H&EFA (Franklin Pierce College)                                   6.050         10/01/2034          4,244,505
--------------------------------------------------------------------------------------------------------------------------------
     1,980,000  NH H&EFA (Portsmouth Christian Academy)                              5.750         07/01/2023          2,088,920
--------------------------------------------------------------------------------------------------------------------------------
     6,115,000  NH H&EFA (Portsmouth Christian Academy)                              5.850         07/01/2033          6,411,516
--------------------------------------------------------------------------------------------------------------------------------
     4,555,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2030          4,590,620
--------------------------------------------------------------------------------------------------------------------------------
    16,410,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2036         16,448,399
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NH H&EFA (St. Joseph Hospital/Youville House/Cove)                   5.500         07/01/2034             41,806
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NH HE&HFA (Concord Hospital)                                         6.000         10/01/2026             25,583
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NH HE&HFA (Dartmouth College)                                        5.450         06/01/2025             25,277
--------------------------------------------------------------------------------------------------------------------------------
        10,000  NH HE&HFA (Franklin Pierce College)                                  5.300         10/01/2028             10,174
--------------------------------------------------------------------------------------------------------------------------------
       265,000  NH HE&HFA (Franklin Pierce Law Center)                               5.500         07/01/2028            270,841
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NH HE&HFA (New Hampshire College)                                    6.375         01/01/2027             41,216
--------------------------------------------------------------------------------------------------------------------------------
        10,000  NH HE&HFA (St. Anselm College)                                       5.150         07/01/2029             10,285
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NH Turnpike System, Series A                                         6.750         11/01/2011            513,490
                                                                                                                  --------------
                                                                                                                      36,153,718
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--1.2%
     1,000,000  NJ EDA (Cigarette Tax)                                               5.500         06/15/2031          1,037,150
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  NJ EDA (Cigarette Tax)                                               5.750         06/15/2029          2,119,980
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2043          7,595,420
--------------------------------------------------------------------------------------------------------------------------------
     2,490,000  NJ Tobacco Settlement Financing Corp. (TASC) RITES 4                 7.932 1       06/01/2037          2,911,657
--------------------------------------------------------------------------------------------------------------------------------
     3,265,000  NJ Tobacco Settlement Financing Corp. (TASC) RITES 4                 8.307 1       06/01/2042          3,879,408
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  NJ Transit Corp. ROLs, Series 15 8                                   8.500 1       09/15/2015          3,693,593
                                                                                                                  --------------
                                                                                                                      21,237,208
--------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
     1,495,000  Cabezon, NM Public Improvement District                              6.300         09/01/2034          1,542,436

                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO Continued
$    7,640,000  Eldorado, NM Area Water & Sanitation District                        6.000%        02/01/2023     $    7,572,997
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Farmington, NM Pollution Control                                     5.800         04/01/2022            100,932
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               5.800         04/01/2022            100,932
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               5.800         04/01/2022            201,864
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               6.300         12/01/2016             25,660
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Mariposa East, NM Public Improvement District                        6.000         09/01/2032            512,320
--------------------------------------------------------------------------------------------------------------------------------
     3,365,000  NM Educational Assistance Foundation 4                               5.900         09/01/2031          3,490,144
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  NM Hsg. Authority (Villa Del Oso Apartments)                         6.250         01/01/2031          3,039,900
--------------------------------------------------------------------------------------------------------------------------------
     1,265,000  NM Hsg. Authority (Villa Del Oso Apartments)                         7.500         01/01/2038          1,280,193
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Santa Fe, NM Educational Facilities (College of Santa Fe)            5.875         10/01/2021            328,325
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Santa Fe, NM Educational Facilities (St. John's College)             5.500         03/01/2024              5,048
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Sante Fe, NM Educational Facilities (St. John's College)             5.500         03/01/2024            101,822
                                                                                                                  --------------
                                                                                                                      18,302,573
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
        50,000  NYC GO RIBS                                                          8.072 1       08/27/2015             50,143
--------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
     1,075,000  Kinston, NC Hsg. Authority (Kinston Towers)                          6.750         12/01/2018          1,077,666
--------------------------------------------------------------------------------------------------------------------------------
       155,000  NC Eastern Municipal Power Agency, Series A                          5.625         01/01/2024            159,162
--------------------------------------------------------------------------------------------------------------------------------
       165,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2017            165,211
--------------------------------------------------------------------------------------------------------------------------------
       730,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            733,898
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            500,625
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NC Eastern Municipal Power Agency, Series B                          6.250         01/01/2023             20,040
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NC HFA                                                               5.450         01/01/2011             20,586
--------------------------------------------------------------------------------------------------------------------------------
        30,000  NC HFA (Multifamily Hsg.)                                            5.450         09/01/2024             30,015
--------------------------------------------------------------------------------------------------------------------------------
       600,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                    5.500         10/01/2031            608,346
--------------------------------------------------------------------------------------------------------------------------------
       400,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                    5.600         10/01/2036            405,852
--------------------------------------------------------------------------------------------------------------------------------
       750,000  NC Medical Care Commission (United Methodist)                        5.250         10/01/2024            760,238
--------------------------------------------------------------------------------------------------------------------------------
       200,000  NC Medical Care Commission (United Methodist)                        5.500         10/01/2032            204,126
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NC Medical Care Commission Health Care
                (Novant Health)                                                      5.250         05/01/2026             25,130
                                                                                                                  --------------
                                                                                                                       4,710,895
--------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
        10,000  Grand Forks, ND Sewer                                                5.850         12/01/2015             10,014
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                                5.850         06/01/2023             25,162
                                                                                                                  --------------
                                                                                                                          35,176

                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
OHIO--0.9%
$       20,000  Brecksville-Broadview Heights, OH City School District               5.250%        12/01/2021     $       20,475
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Clermont County, OH Hospital Facilities
                (Mercy Health System)                                                5.625         09/01/2021             36,282
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Cleveland, OH Airport System                                         5.000         01/01/2031             45,755
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Cleveland, OH COP (Cleveland Stadium)                                5.250         11/15/2022             67,142
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Cleveland, OH Public Power System                                    5.000         11/15/2024             25,436
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Cleveland, OH Public Power System                                    5.250         11/15/2016            102,369
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                (Ambleside Apartments)                                               7.000         06/01/2018            258,463
--------------------------------------------------------------------------------------------------------------------------------
       305,000  Cleveland-Cuyahoga County, OH Port Authority
                (Myers University)                                                   5.600         05/15/2025            312,588
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Columbus, OH Municipal Airport Authority 4                           5.000         01/01/2028            116,871
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Cuyahoga County, OH Hospital (Metro Health System)                   5.500         02/15/2027             15,401
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Franklin County, OH Convention Facilities Authority                  5.000         12/01/2027             10,177
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Franklin County, OH Hospital (Children's Hospital)                   5.875         11/01/2025             30,389
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Garfield Heights, OH GO                                              6.625         11/01/2011            164,269
--------------------------------------------------------------------------------------------------------------------------------
       695,000  Glenwillow Village, OH GO                                            5.875         12/01/2024            742,079
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Greene County, OH Economic Devel. (YMCA)                             6.000         12/01/2023             34,925
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Greene County, OH University Hsg.
                (Central State University)                                           5.625         09/01/2032          1,546,710
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Lorian County, OH Hospital (Catholic Healthcare Partners)            5.500         09/01/2027             15,500
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Lucas County, OH Health Care Facilities
                (Sunset Retirement Communities)                                      6.625         08/15/2030             79,794
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Miami County, OH Hospital Facilities
                (Upper Valley Medical Center)                                        5.250         05/15/2026            776,355
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Muskingum County, OH Hospital Facilities (BHA/Careserve
                /PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)                       5.400         12/01/2016             10,240
--------------------------------------------------------------------------------------------------------------------------------
       350,000  OH Air Quality Devel. Authority
                (Cincinnati Gas & Electric Company)                                  5.450         01/01/2024            350,424
--------------------------------------------------------------------------------------------------------------------------------
        85,000  OH Water Devel. Authority (Cincinnati Gas)                           5.450         01/01/2024             85,513
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Port of Greater Cincinnati, OH Devel. Authority
                (AHS/AOLM Obligated Group)                                           5.000         10/01/2025          1,016,440
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                      6.300         02/15/2024            537,630
--------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                      6.400         02/15/2034          1,351,476
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Ross County, OH Hospital (Medical Center Hospital)                   5.600         12/01/2014            110,092
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Summit County, OH Port Authority
                (Twinsburg Township) 4                                               5.125         05/15/2025            655,910
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Sylvania, OH Area Joint Recreational District                        6.000         12/01/2020            112,384
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Toledo-Lucas County, OH Port Authority (Crocker Park)                5.375         12/01/2035          8,382,080
                                                                                                                  --------------
                                                                                                                      17,013,169

                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--4.0%
$      130,000  Claremore, OK Industrial & Redevel. Student Hsg.
                (RSU Foundation)                                                     5.750%        09/01/2034     $      135,968
--------------------------------------------------------------------------------------------------------------------------------
     3,515,000  Comanche County, OK Hospital Authority                               5.250         07/01/2020          3,708,044
--------------------------------------------------------------------------------------------------------------------------------
     3,040,000  Comanche County, OK Hospital Authority                               5.250         07/01/2021          3,200,117
--------------------------------------------------------------------------------------------------------------------------------
     1,385,000  Eufaula, OK Public Works Authority                                   5.000         12/01/2030          1,407,118
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Grady County, OK Industrial Authority
                (Correctional Facilities)                                            6.000         11/01/2029             15,379
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Grady County, OK Industrial Authority
                (Correctional Facilities) 8                                          7.800         11/01/2014            350,000
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Haskell County, OK Public Facilities Authority                       5.250         04/01/2026          1,048,210
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Haskell County, OK Public Facilities Authority                       5.250         04/01/2031            681,397
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Langston, OK EDA (Langston University)                               5.000         05/01/2030          4,029,320
--------------------------------------------------------------------------------------------------------------------------------
     6,500,000  Langston, OK EDA (Langston University)                               5.000         05/01/2035          6,510,920
--------------------------------------------------------------------------------------------------------------------------------
     1,870,000  Langston, OK EDA (Langston University)                               5.250         05/01/2026          1,936,983
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Norman, OK Regional Hospital Authority                               5.375         09/01/2036          2,049,660
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Rogers County, OK HFA (Multifamily Hsg.), Series A                   7.750         08/01/2023             15,467
--------------------------------------------------------------------------------------------------------------------------------
     1,135,000  Tulsa, OK IDA Student Hsg. (University of Tulsa)                     5.250         10/01/2026          1,178,868
--------------------------------------------------------------------------------------------------------------------------------
    37,430,000  Tulsa, OK Municipal Airport Trust (American Airlines)                6.250         06/01/2020         37,528,067
--------------------------------------------------------------------------------------------------------------------------------
     8,815,000  Tulsa, OK Municipal Airport Trust (American Airlines) 8              7.350         12/01/2011          8,813,678
                                                                                                                  --------------
                                                                                                                      72,609,196
--------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
     1,250,000  Cow Creek Band, OR (Umpqua Tribe of Indians)                         5.625         10/01/2026          1,241,850
--------------------------------------------------------------------------------------------------------------------------------
        30,000  OR Health & Science University, Series A                             5.250         07/01/2028             30,557
--------------------------------------------------------------------------------------------------------------------------------
        30,000  OR Hsg. & Community Services Dept. (Single Family Mtg.)              6.400         07/01/2018             30,303
--------------------------------------------------------------------------------------------------------------------------------
        50,000  OR Hsg. (Elderly & Disabled Hsg.)                                    5.500         08/01/2026             50,027
                                                                                                                  --------------
                                                                                                                       1,352,737
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.2%
       300,000  Allegheny County, PA HDA
                (West Penn Allegheny Health System)                                  9.250         11/15/2015            356,568
--------------------------------------------------------------------------------------------------------------------------------
     8,200,000  Allegheny County, PA HDA
                (West Penn Allegheny Health System)                                  9.250         11/15/2030          9,700,436
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                                6.900         01/01/2022             78,164
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.750         07/01/2034          1,547,115
--------------------------------------------------------------------------------------------------------------------------------
     1,655,000  Cumberland County, PA Municipal Authority
                (Wesley Affiliated Services)                                         7.250         01/01/2035          1,798,786
--------------------------------------------------------------------------------------------------------------------------------
     3,905,000  Northumberland County, PA IDA (NHS Youth Services)                   7.750         02/15/2029          4,077,952
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Philadelphia, PA H&HEFA
                (Centralized Comprehensive Human Services)                           7.250         01/01/2021          1,051,790
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Philadelphia, PA H&HEFA
                (Temple University Children's Medical Center)                        5.625         06/15/2019          1,231,788

                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    1,000,000  Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                               5.625%        07/01/2023     $    1,065,620
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                               5.625         07/01/2028          1,573,095
                                                                                                                  --------------
                                                                                                                      22,481,314
--------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.4%
     5,000,000  Central Falls, RI Detention Facility                                 7.250         07/15/2035          5,518,500
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Providence, RI HDC (Barbara Jordan Apartments)                       6.750         07/01/2025             50,070
--------------------------------------------------------------------------------------------------------------------------------
        40,000  RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                                          6.500         04/01/2027             40,048
--------------------------------------------------------------------------------------------------------------------------------
       175,000  RI Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2042            184,623
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Tiverton, RI Special Obligation Tax
                (Mount Hope Bay Village)                                             6.875         05/01/2022          1,616,655
                                                                                                                  --------------
                                                                                                                       7,409,896
--------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.7%
     5,000,000  Dorchester County, SC School District                                5.250         12/01/2029          5,161,350
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Greenville County, SC School District                                4.625         12/01/2020         10,114,600
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Lancaster County, SC (Edenmoor Improvement District)                 5.375         12/01/2016          2,011,660
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Lancaster County, SC (Edenmoor Improvement District)                 5.750         12/01/2037          1,516,260
--------------------------------------------------------------------------------------------------------------------------------
     2,200,000  Lancaster County, SC (Sun City Carolina Lakes)                       5.450         12/01/2037          2,212,936
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Marion County, SC Hospital District                                  5.375         11/01/2025             40,566
--------------------------------------------------------------------------------------------------------------------------------
       500,000  SC Connector 2000 Assoc. Toll Road, Series B                         6.080 3       01/01/2021            224,495
--------------------------------------------------------------------------------------------------------------------------------
    10,355,000  SC Connector 2000 Assoc. Toll Road, Series B                         6.780 3       01/01/2026          3,422,535
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  SC Educational Facilities Authority (Furman University)              5.000         10/01/2038         10,260,000
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  SC Educational Facilities Authority
                (Southern Wesleyan University)                                       5.000         03/01/2020          1,095,127
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  SC Educational Facilities Authority
                (Southern Wesleyan University)                                       5.750         03/01/2029          1,047,770
--------------------------------------------------------------------------------------------------------------------------------
        70,000  SC Jobs-Economic Devel. Authority
                (Anderson Area Medical Center)                                       5.250         02/01/2015             71,098
--------------------------------------------------------------------------------------------------------------------------------
    10,660,000  SC Jobs-Economic Devel. Authority
                (Coastal Hsg. Foundation)                                            5.000         04/01/2035         10,926,820
--------------------------------------------------------------------------------------------------------------------------------
        90,000  SC Public Service Authority                                          5.125         01/01/2032             91,941
--------------------------------------------------------------------------------------------------------------------------------
       120,000  SC Tobacco Settlement Management Authority, Series B                 6.375         05/15/2028            128,653
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Spartanburg County, SC Health Services                               5.300         04/15/2025             50,414
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Spartanburg County, SC Health Services, Series A                     5.500         04/15/2027             41,138
                                                                                                                  --------------
                                                                                                                      48,417,363
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.1%
     2,300,000  Lower Brule, SD Sioux Tribe (Farm Road Reconstruction) 4             6.500         02/01/2016          2,295,147

                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

SOUTH DAKOTA Continued
$    8,200,000  SD Educational Enhancement Funding Corp.
                Tobacco Settlement                                                   6.500%        06/01/2032     $    8,865,676
--------------------------------------------------------------------------------------------------------------------------------
     7,550,000  Sioux Falls, SD Health Facilities (Rummel Memorial Home)             6.750         11/15/2033          7,772,121
                                                                                                                  --------------
                                                                                                                      18,932,944
--------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.7%
     3,500,000  Bradley County, TN Industrial Devel. Board (Olin Corp.)              6.625         11/01/2017          3,819,340
--------------------------------------------------------------------------------------------------------------------------------
     7,710,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.000         10/01/2025          7,592,731
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.125         10/01/2035          8,845,470
--------------------------------------------------------------------------------------------------------------------------------
       335,000  Jackson, TN Hospital                                                 5.625         04/01/2015            338,239
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Johnson City, TN Health & Educational Facilities Board
                (Mountain States Health Alliance)                                    5.500         07/01/2036          3,132,720
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate) 7                                  6.000         07/01/2028          1,092,720
--------------------------------------------------------------------------------------------------------------------------------
     5,980,000  Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)                  6.450         10/20/2035          6,551,568
                                                                                                                  --------------
                                                                                                                      31,372,788
--------------------------------------------------------------------------------------------------------------------------------
TEXAS--8.7%
       130,000  Alice, TX GO                                                         5.200         02/01/2011            130,140
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Anson, TX Education Facilities Corp. Student Hsg.
                (Odessa Student Hsg.)                                                5.400         07/01/2034            154,518
--------------------------------------------------------------------------------------------------------------------------------
     1,205,000  Anson, TX Education Facilities Corp. Student Hsg.
                (University of TX/Waterview Park)                                    5.100         01/01/2034          1,208,133
--------------------------------------------------------------------------------------------------------------------------------
    26,105,000  Austin, TX Convention Enterprises (Convention Center)                5.750         01/01/2032         26,885,540
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Austin, TX Convention Enterprises (Convention Center)                6.000         01/01/2023            211,330
--------------------------------------------------------------------------------------------------------------------------------
        95,000  Austin, TX Utility System, Series B                                  5.700         11/15/2021             95,495
--------------------------------------------------------------------------------------------------------------------------------
     9,885,000  Beasley, TX Higher Education Finance Corp., Series A                 5.125         12/01/2034          9,986,519
--------------------------------------------------------------------------------------------------------------------------------
    10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                     6.750         12/01/2037         11,298,083
--------------------------------------------------------------------------------------------------------------------------------
     3,090,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Nob Hill Apartments)                                            6.000         06/01/2021          3,130,232
--------------------------------------------------------------------------------------------------------------------------------
     6,625,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Nob Hill Apartments)                                            6.000         06/01/2031          6,670,448
--------------------------------------------------------------------------------------------------------------------------------
     5,765,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Waterford/Kingswood)                                            7.000         12/01/2036          6,072,678
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Bexar County, TX HFC (Doral Club)                                    8.750         10/01/2036            399,032
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Bexar County, TX HFC
                (The Army Retirement Residence Foundation)                           6.300         07/01/2032          1,064,260
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Chimney Hill, TX Municipal Utility District                          5.500         10/01/2011            150,336
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Cypress Hill, TX Municipal Utility District No. 1                    5.250         09/01/2025             10,118
--------------------------------------------------------------------------------------------------------------------------------
       860,000  Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                                  6.000         11/01/2014            853,627

                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$      355,000  Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter) 2                                      5.000%        08/15/2026     $      354,326
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter) 2                                      5.125         08/15/2036            249,613
--------------------------------------------------------------------------------------------------------------------------------
       265,000  El Paso County, TX HFC (American Village Communities),
                Series A                                                             6.250         12/01/2020            274,267
--------------------------------------------------------------------------------------------------------------------------------
       335,000  El Paso County, TX HFC
                (El Paso American Hsg. Foundation), Series A                         6.375         12/01/2032            343,452
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Folk, TX Avenue South Transportation District                        5.625         11/01/2031          2,482,844
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Fort Bend, TX Independent School District                            5.375         02/15/2024             20,618
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Garza County, TX Public Facility Corp.                               5.750         10/01/2025          2,391,356
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Harris County, TX Health Facilities Devel. Authority
                (Texas Children's Hospital)                                          5.250         10/01/2029             20,500
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Harris County, TX Toll Road                                          5.000         08/01/2028             50,440
--------------------------------------------------------------------------------------------------------------------------------
     3,730,000  Harris County, TX Toll Road RITES                                    7.932 1       08/15/2024          4,705,395
--------------------------------------------------------------------------------------------------------------------------------
       105,000  Keller, TX Independent School District, Series A                     5.400         08/15/2023            105,070
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Leander, TX Independent School District                              5.460 3       08/15/2018             33,689
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Leander, TX Independent School District                              6.000         08/15/2018             10,009
--------------------------------------------------------------------------------------------------------------------------------
       650,000  Lewisville, TX Combination Contract                                  6.000         10/01/2015            699,608
--------------------------------------------------------------------------------------------------------------------------------
     1,325,000  Lewisville, TX Combination Contract 4                                6.000         10/01/2025          1,446,317
--------------------------------------------------------------------------------------------------------------------------------
     5,510,000  Lewisville, TX Combination Contract                                  6.000         10/01/2034          5,978,240
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Lewisville, TX GO                                                    5.700         09/01/2028            104,572
--------------------------------------------------------------------------------------------------------------------------------
     3,400,000  Lewisville, TX GO                                                    6.125         09/01/2029          3,716,574
--------------------------------------------------------------------------------------------------------------------------------
     2,345,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2022          2,401,632
--------------------------------------------------------------------------------------------------------------------------------
     1,530,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2025          1,556,913
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2032            663,567
--------------------------------------------------------------------------------------------------------------------------------
    20,350,000  Matagorda County, TX Navigation District
                (Centerpoint Energy)                                                 8.000         05/01/2029         21,745,603
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                   5.375         01/01/2023            270,278
--------------------------------------------------------------------------------------------------------------------------------
       535,000  Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                   5.600         01/01/2017            543,416
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Mission, TX Economic Devel. Corp.                                    6.600         01/01/2020             75,189
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.250         11/15/2019          2,223,220
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.500         11/15/2029          3,357,660
--------------------------------------------------------------------------------------------------------------------------------
     1,910,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  6.750         07/01/2020          2,031,170
--------------------------------------------------------------------------------------------------------------------------------
     1,865,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  6.875         07/01/2030          1,981,245
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  8.000         07/01/2030             63,453
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pantego, TX Economic Devel. Corp. (Sales Tax)                        5.850         02/15/2022            250,835
--------------------------------------------------------------------------------------------------------------------------------
     1,680,000  Retama, TX Devel. Corp. (Retama Racetrack)                          10.000         12/15/2019          2,342,575
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Ridge Parc, TX Devel. Corp. (Multifamily)                            6.100         06/20/2033            545,590
--------------------------------------------------------------------------------------------------------------------------------
     4,020,000  Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                               6.150         08/01/2022          4,345,620

                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$      125,000  San Antonio, TX Hotel Occupancy Tax (Henry Gonzalez)                 5.700%        08/15/2026     $      127,665
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Tarrant County, TX Cultural Education Facilities
                Finance Corp. (Northwest Senior Hsg.)                                6.000         11/15/2036          1,560,345
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Temple, TX Junior College District                                   5.800         07/01/2014            100,790
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Tomball, TX Hospital Authority
                (Tomball Regional Hospital)                                          6.000         07/01/2029             25,834
--------------------------------------------------------------------------------------------------------------------------------
       445,000  TX Affordable Hsg. Corp. (Ashton Place
                & Woodstock Apartments)                                              6.300         08/01/2033            367,739
--------------------------------------------------------------------------------------------------------------------------------
       235,000  TX Affordable Hsg. Corp. (Worthing Oaks Apartments)                  6.600         07/20/2037            253,116
--------------------------------------------------------------------------------------------------------------------------------
        50,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   5.750         09/01/2027             52,250
--------------------------------------------------------------------------------------------------------------------------------
       425,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   6.000         09/01/2033            449,204
--------------------------------------------------------------------------------------------------------------------------------
       545,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.625         03/01/2020            498,054
--------------------------------------------------------------------------------------------------------------------------------
     3,065,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.750         03/01/2031          2,728,708
--------------------------------------------------------------------------------------------------------------------------------
       250,000  TX Water Devel. Board                                                5.600         07/15/2011            250,358
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Upper Trinity, TX Regional Water District
                (Treated Water Supply System)                                        5.000         08/01/2018            100,071
--------------------------------------------------------------------------------------------------------------------------------
     1,105,000  Van Alstyne, TX Independent School District                          5.950         08/15/2029          1,129,520
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Van, TX Independent School District (School Building)                5.000         02/15/2036          1,543,950
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  Van, TX Independent School District (School Building)                5.125         02/15/2028          1,702,236
--------------------------------------------------------------------------------------------------------------------------------
     2,780,000  Van, TX Independent School District (School Building)                5.250         02/15/2031          2,949,802
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Westador, TX Municipal Utility District GO                           6.875         03/01/2009             25,496
--------------------------------------------------------------------------------------------------------------------------------
     4,655,000  Wichita County, TX HFDC
                (Wichita Falls Retirement Foundation)                                6.250         01/01/2028          4,722,637
--------------------------------------------------------------------------------------------------------------------------------
     1,930,000  Winkler County, TX GO                                                5.250         02/15/2031          2,011,562
                                                                                                                  --------------
                                                                                                                     156,304,682
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.4%
        80,000  Puerto Rico Aqueduct & Sewer Authority                               5.000         07/01/2019             81,573
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico Highway & Transportation Authority, Series G             5.000         07/01/2033          5,041,950
--------------------------------------------------------------------------------------------------------------------------------
       240,000  Puerto Rico Highway & Transportation Authority, Series J             5.125         07/01/2043            242,587
--------------------------------------------------------------------------------------------------------------------------------
    11,000,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2024         11,161,590
--------------------------------------------------------------------------------------------------------------------------------
     2,580,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2030          2,610,444
--------------------------------------------------------------------------------------------------------------------------------
     4,700,000  Puerto Rico IMEPCF (American Airlines) 4                             6.450         12/01/2025          4,707,708
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Puerto Rico Infrastructure                                           5.000         07/01/2041             65,146
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Puerto Rico Public Buildings Authority, Series D                     5.250         07/01/2036          2,052,520
                                                                                                                  --------------
                                                                                                                      25,963,518
--------------------------------------------------------------------------------------------------------------------------------
UTAH--0.7%
     3,260,000   Eagle Mountain, UT Gas & Electric                                   5.000         06/01/2024          3,338,110
--------------------------------------------------------------------------------------------------------------------------------
       245,000   Emery County, UT Pollution Control (Pacificorp)                     5.650         11/01/2023            245,350

                      52 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

UTAH Continued
$       25,000  Intermountain, UT Power Agency                                       6.150%        07/01/2014     $       25,524
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Murray City, UT Hospital (IHC Health Services)                       5.000         05/15/2022          8,042,480
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Sandy City, UT Industrial Devel. (King Properties)                   6.125         08/01/2016             15,027
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Utah County, UT Hospital (IHC Health Services)                       5.250         08/15/2021          1,024,390
                                                                                                                  --------------
                                                                                                                      12,690,881
--------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
        30,000  VT E&HBFA (Middlebury College)                                       5.375         11/01/2026             30,683
--------------------------------------------------------------------------------------------------------------------------------
        50,000  VT E&HBFA (Norwich University)                                       5.500         07/01/2021             51,333
--------------------------------------------------------------------------------------------------------------------------------
        55,000  VT E&HBFA (Southwestern VT Medical Center)                           5.625         10/01/2025             56,015
--------------------------------------------------------------------------------------------------------------------------------
       600,000  VT EDA (Wake Robin Corp.)                                            5.250         05/01/2026            598,488
--------------------------------------------------------------------------------------------------------------------------------
       225,000  VT EDA (Wake Robin Corp.)                                            6.000         03/01/2022            237,202
--------------------------------------------------------------------------------------------------------------------------------
       135,000  VT EDA (Wake Robin Corp.)                                            6.300         03/01/2033            143,760
--------------------------------------------------------------------------------------------------------------------------------
       200,000  VT HFA (Multifamily Hsg.), Series A                                  6.150         02/15/2014            205,528
--------------------------------------------------------------------------------------------------------------------------------
       225,000  VT Student Assistance Corp.                                          5.000         03/01/2026            227,696
                                                                                                                  --------------
                                                                                                                       1,550,705
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.0%
       500,000  Bedford County, VA EDA                                               5.250         05/01/2031            531,940
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 4                                                      5.250         07/15/2025          2,378,798
--------------------------------------------------------------------------------------------------------------------------------
       825,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 4                                                      5.500         07/15/2035            856,573
--------------------------------------------------------------------------------------------------------------------------------
     3,700,000  Celebrate, VA South Community Devel. Authority
                Special Assessment                                                   6.250         03/01/2037          3,773,186
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Danville, VA IDA Educational Facilities (Averett University)         6.000         03/15/2016            103,493
--------------------------------------------------------------------------------------------------------------------------------
     2,845,000  Fairfax County, VA Redevel. & Hsg. Authority
                (Burke Shire Commons)                                                7.600         10/01/2036          2,962,954
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Greensville County, VA IDA (Georgia-Pacific Corp.)                   5.300         08/01/2014             24,847
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Henrico County, VA Water & Sewer                                     5.875         05/01/2014             25,014
--------------------------------------------------------------------------------------------------------------------------------
       575,000  Louisa, VA IDA Pollution Control
                (Virginia Electric & Power Company)                                  5.450         01/01/2024            578,088
--------------------------------------------------------------------------------------------------------------------------------
       900,000  New Port, VA CDA                                                     5.600         09/01/2036            910,107
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Norfolk, VA Water                                                    5.875         11/01/2020          4,086,280
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Norton, VA IDA (Norton Community Hospital)                           6.000         12/01/2022             69,242
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.000         08/15/2011          1,042,740
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.500         08/15/2028             26,312
--------------------------------------------------------------------------------------------------------------------------------
       725,000  Suffolk, VA IDA (Lake Prince Center) 2                               5.150         09/01/2024            719,244
--------------------------------------------------------------------------------------------------------------------------------
       675,000  Suffolk, VA IDA (Lake Prince Center) 2                               5.300         09/01/2031            668,682
--------------------------------------------------------------------------------------------------------------------------------
        10,000  VA College Building Authority
                (Washington & Lee University)                                        5.750         01/01/2014             10,015

                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

VIRGINIA Continued
$       25,000  VA Hsg. Devel. Authority, Series B                                   5.950%        05/01/2016     $       25,557
--------------------------------------------------------------------------------------------------------------------------------
        10,000  West Point, VA IDA Solid Waste (Chesapeake Corp.)                    6.250         03/01/2019             10,000
                                                                                                                  --------------
                                                                                                                      18,803,072
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.4%
        10,000  Bothell, WA GO                                                       5.300         12/01/2017             10,182
--------------------------------------------------------------------------------------------------------------------------------
     2,330,000  Bremerton, WA Hsg. Authority                                         5.300         06/01/2026          2,335,033
--------------------------------------------------------------------------------------------------------------------------------
     4,145,000  Bremerton, WA Hsg. Authority                                         5.500         06/01/2037          4,152,420
--------------------------------------------------------------------------------------------------------------------------------
       800,000  CDP-King County III, WA (King Street Center)                         5.250         06/01/2026            815,080
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  King County, WA Sewer RITES                                          6.932 1       01/01/2024          2,950,450
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Kitsap County, WA Consolidated Hsg. Authority                        5.600         12/01/2028            202,882
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Port Camas, WA Public Industrial Corp.
                (James River Corp. of Virginia)                                      6.700         04/01/2023            100,083
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Port of Seattle, WA, Series A                                        5.500         09/01/2021             20,230
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Seattle, WA Drain & Wastewater Utility                               5.250         12/01/2025            111,634
--------------------------------------------------------------------------------------------------------------------------------
     2,460,000  Seattle, WA Hsg. Authority (Gamelin House & Genesee)                 5.700         11/01/2035          2,442,091
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Seattle, WA Special Obligation
                (Chinatown International District)                                   5.900         08/01/2026             25,039
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.375         12/01/2022            512,575
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.500         12/01/2030            511,870
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Snohomish County, WA Hsg. Authority                                  6.400         04/01/2026            502,550
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Tacoma, WA Electric System                                           5.500         01/01/2014             15,390
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2028            509,040
--------------------------------------------------------------------------------------------------------------------------------
     3,200,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2034          3,238,048
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  6.000         01/01/2028             26,941
--------------------------------------------------------------------------------------------------------------------------------
     3,260,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  6.000         01/01/2034          3,492,112
--------------------------------------------------------------------------------------------------------------------------------
       500,000  WA COP (Dept. of General Administration)                             5.625         10/01/2020            501,415
--------------------------------------------------------------------------------------------------------------------------------
     2,600,000  WA Health Care Facilities Authority
                (Grays Harbor Community Hospital)                                    5.900         07/01/2023          2,655,718
--------------------------------------------------------------------------------------------------------------------------------
        10,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2025             10,082
--------------------------------------------------------------------------------------------------------------------------------
        15,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2030             15,048
--------------------------------------------------------------------------------------------------------------------------------
     5,095,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2038          5,066,621
--------------------------------------------------------------------------------------------------------------------------------
       145,000  WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital Assoc.)                             5.375         12/01/2027            148,582

                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

WASHINGTON Continued
$    4,255,000  WA Health Care Facilities Authority ROLs 5                           8.386% 1      07/01/2025     $    4,394,394
--------------------------------------------------------------------------------------------------------------------------------
     1,835,000  WA Health Care Facilities Authority ROLs 5                           8.386 1       07/01/2030          1,858,268
--------------------------------------------------------------------------------------------------------------------------------
     4,625,000  WA Health Care Facilities Authority ROLs 5                           8.386 1       07/01/2038          4,522,140
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  WA HFC (Nickerson Area Properties)                                   5.300         01/01/2028          1,373,774
--------------------------------------------------------------------------------------------------------------------------------
       210,000  WA Tobacco Settlement Authority (TASC)                               6.500         06/01/2026            228,978
                                                                                                                  --------------
                                                                                                                      42,748,670
--------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
        15,000  Huntington, WV Sewer                                                 5.375         11/01/2023             15,019
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Monongalia County, WV Pollution Control
                (Potomac Edison Company)                                             5.950         04/01/2013            150,494
--------------------------------------------------------------------------------------------------------------------------------
     4,635,000  Ohio County, WV Commission Tax (Fort Henry Centre)                   5.625         06/01/2034          4,782,625
--------------------------------------------------------------------------------------------------------------------------------
     1,540,000  West Liberty State College, WV, Series A                             6.000         06/01/2023          1,624,900
--------------------------------------------------------------------------------------------------------------------------------
     1,695,000  West Liberty State College, WV, Series A                             6.125         06/01/2028          1,790,547
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Wheeling, WV Tax Increment (Stone Building Renovation)               5.200         06/01/2025            501,415
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Wheeling, WV Tax Increment (Stone Building Renovation)               5.500         06/01/2033          1,509,630
--------------------------------------------------------------------------------------------------------------------------------
       110,000  WV GO                                                                5.750         11/01/2021            112,696
                                                                                                                  --------------
                                                                                                                      10,487,326
--------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.0%
     6,640,000  Badger, WI Tobacco Asset Securitization Corp.                        6.375         06/01/2032          7,105,132
--------------------------------------------------------------------------------------------------------------------------------
       870,000  Janesville, WI Pollution Control (General Motors Corp.)              5.550         04/01/2009            861,039
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Sokaogon, WI Chippewa Community (Gaming)                             7.000         01/01/2026          1,735,563
--------------------------------------------------------------------------------------------------------------------------------
       505,000  WI GO                                                                6.000         05/01/2013            505,889
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)                         5.875         08/15/2026          2,043,040
--------------------------------------------------------------------------------------------------------------------------------
       405,000  WI H&EFA (Aurora Medical Group)                                      5.750         11/15/2025            413,675
--------------------------------------------------------------------------------------------------------------------------------
        15,000  WI H&EFA (Froedert & Community)                                      5.375         10/01/2030             16,130
--------------------------------------------------------------------------------------------------------------------------------
         5,000  WI H&EFA (Froedert & Community)                                      5.375         10/01/2030              5,269
--------------------------------------------------------------------------------------------------------------------------------
     2,275,000  WI H&EFA (Hess Memorial Hospital Assoc.)                             7.875         11/01/2022          2,325,892
--------------------------------------------------------------------------------------------------------------------------------
        90,000  WI H&EFA (Medical College of Wisconsin)                              5.500         12/01/2026             92,203
--------------------------------------------------------------------------------------------------------------------------------
        50,000  WI H&EFA (Meriter Hospital)                                          6.000         12/01/2017             51,307
--------------------------------------------------------------------------------------------------------------------------------
       385,000  WI H&EFA (Meriter Hospital)                                          6.000         12/01/2017            394,459
--------------------------------------------------------------------------------------------------------------------------------
       870,000  WI H&EFA (Three Pillars Senior Living)                               5.500         08/15/2034            876,264
--------------------------------------------------------------------------------------------------------------------------------
     1,075,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.600         08/15/2023          1,099,736
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.750         08/15/2026          1,025,786
--------------------------------------------------------------------------------------------------------------------------------
       130,000  WI Hsg. & Economic Devel. Authority, Series A                        6.850         11/01/2012            130,192
                                                                                                                  --------------
                                                                                                                      18,681,576
--------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.7%
    11,680,000  Sweetwater County, WY Pollution Control
                 (Idaho Power Company)                                               6.050         07/15/2026         11,930,069

                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                 SEE NOTE 1
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,756,819,156)--100.1%                                   $ 1,806,242,268
------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)                                                     (1,968,287)
                                                                                            ----------------
NET ASSETS--100.0%                                                                          $ 1,804,273,981
                                                                                            ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

5. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

8. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $12,919,080, which represents 0.72% of the Fund's net assets. See Note
5 of accompanying Notes.

                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Devel. Authority
AHC         Aurora Healthcare
AHS         Adventist Health System
AHSI        Assumption High School, Inc.
AMCS        Aurora Medical Center of Sheboygan
            County
AOLM        Academy of Our Lady of Mercy, Inc.
BCC         Bethesda Company Care, Inc.
BCG         Bethesda Care Givers
BHA         Bethesda Hospital Assoc.
BHC         Bethesda Home Care
BHM         Baptist Hospital of Miami
BHSSF       Baptist Health System of South Florida
CAU         Clark Atlanta University
CDA         Communities Devel. Authority
CFGH        Central Florida Group Homes
COP         Certificates of Participation
E&HBFA      Educational Health Buildings Financing
            Agency
EDA         Economic Devel. Authority
EDC         Economic Devel. Corp.
EDFA        Economic Devel. Finance Authority
EF&CD       Environmental Facilities and Community
            Devel.
FHA         Federal Housing Agency
FMC         Flagstaff Medical Center
FRS         Family Rehabilitation Services (Hancock
            Manor)
GO          General Obligation
H&EFA       Health and Educational Facilities
            Authority
H&HEFA      Hospitals and Higher Education Facilities
            Authority
HDA         Hospital Devel. Authority
HDC         Housing Devel. Corp.
HE&HF       Higher Educational and Housing Facilities
HE&HFA      Higher Education and Health Facilities
            Authority
HEFA        Higher Education Facilities Authority
HFA         Housing Finance Agenty
HFC         Housing Finance Corp.
HFDC        Health Facilities Devel. Corp.
HHI         Homestead Hospital
HMH         Hartford Memorial Hospital
IDA         Industrial Devel. Agency
IHC         Intermountain Health Care
IMEPCF      Industrial, Medical and Environmental
            Pollution Control Facilities
MCAS        Medlantic Center for Ambulatory Surgery
MEDE        Medlantic Enterprises
MH          Memorial Hospital
MHCC        Masonic Health Care Center
MLTCC       Medlantic Long Term Care Corp.
MRI         Medlantic Research Institutes
MVS         Masonic Village on the Square
NRH         National Rehabilitation Hospital
NYC         New York City
OHC         Oakwood Hospital Corp.
OUH         Oakwood United Hospitals
PP          Professionals PRN, Inc.
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RSU         Rogers State University
S&EPF       Sheppard & Enoch Pratt Foundation
SAVRS       Select Auction Variable Rate Securities
SLMC        St. Luke's Medical Center
SMC         Sedona Medical Center
SMH         South Miami Hospital
SMHS        South Miami Health System
SPHS        Sheppard Pratt Health System
SPI         Sheppard Pratt Investments
SPPP        Sheppard Pratt Physicians Pennsylvania
SSNH        Sunny Slope Nursing Home
TASC        Tobacco Settlement Asset-Backed Bonds
TC          Travis Corp. (People Care)
UC          United Care
VC          VinFen Corp.
VCS         VinFen Clinical Services
WMA         Wisconsin Masonic Home
YMCA        Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,756,819,156)--see accompanying statement of investments      $  1,806,242,268
-------------------------------------------------------------------------------------------------------------
Cash                                                                                               1,406,676
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                          21,915,394
Shares of beneficial interest sold                                                                14,706,981
Investments sold                                                                                   1,224,785
Other                                                                                                 36,653
                                                                                            -----------------
Total assets                                                                                   1,845,532,757

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $18,638,322 purchased
on a when-issued basis or forward commitment)                                                     25,355,528
Payable on borrowings (See Note 6)                                                                 7,900,000
Shares of beneficial interest redeemed                                                             5,733,334
Dividends                                                                                          1,485,606
Distribution and service plan fees                                                                   361,273
Trustees' compensation                                                                               157,944
Interest expense                                                                                      67,810
Transfer and shareholder servicing agent fees                                                         61,319
Shareholder communications                                                                            59,725
Other                                                                                                 76,237
                                                                                            ----------------
Total liabilities                                                                                 41,258,776

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  1,804,273,981
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        179,124
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     1,771,453,154
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (1,386,626)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (15,394,783)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        49,423,112
                                                                                            -----------------
NET ASSETS                                                                                  $  1,804,273,981
                                                                                            =================

                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,494,775,281 and 148,301,646 shares of beneficial interest outstanding)                       $    10.08
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                        $    10.58
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,569,860 and 5,832,144 shares
of beneficial interest outstanding)                                                                $    10.04
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $250,928,840 and 24,990,002 shares
of beneficial interest outstanding)                                                                $    10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Interest                                                                                    $     79,221,804
-------------------------------------------------------------------------------------------------------------
Other income                                                                                           5,154
                                                                                            -----------------
Total investment income                                                                           79,226,958

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                    6,111,595
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            2,733,890
Class B                                                                                              505,166
Class C                                                                                            1,585,417
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              471,068
Class B                                                                                               36,454
Class C                                                                                               76,268
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              112,299
Class B                                                                                                8,572
Class C                                                                                               17,001
-------------------------------------------------------------------------------------------------------------
Interest expense                                                                                   1,412,815
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                47,763
-------------------------------------------------------------------------------------------------------------
Other                                                                                                276,137
                                                                                            -----------------
Total expenses                                                                                    13,394,445

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             65,832,513

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                     842,951
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              (2,564,830)

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $     64,110,634
                                                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                             2006              2005
-------------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $    65,832,513   $    39,521,397
-------------------------------------------------------------------------------------------------------
Net realized gain                                                            842,951         3,876,042
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     (2,564,830)       40,816,767
                                                                     ----------------------------------
Net increase in net assets resulting from operations                      64,110,634        84,214,206

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (62,366,257)      (35,574,265)
Class B                                                                   (2,369,416)       (2,106,289)
Class C                                                                   (7,405,225)       (1,913,538)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                  721,093,725       172,919,909
Class B                                                                   17,072,054        (8,015,276)
Class C                                                                  180,893,706        40,746,553

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                           911,029,221       250,271,300
-------------------------------------------------------------------------------------------------------
Beginning of period                                                      893,244,760       642,973,460
                                                                     ----------------------------------
End of period (including accumulated net investment income (loss)
of $(1,386,626) and $4,921,759, respectively)                        $ 1,804,273,981   $   893,244,760
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                             2006              2005           2004          2003           2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       10.16     $        9.53     $     9.19    $     9.48    $      9.57
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .50 1             .55 1          .59           .57            .50
Net realized and unrealized gain (loss)                    (.03)              .63            .28          (.32)          (.10)
                                                  ------------------------------------------------------------------------------
Total from investment operations                            .47              1.18            .87           .25            .40
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.55)             (.55)          (.53)         (.54)          (.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       10.08     $       10.16     $     9.53    $     9.19    $      9.48
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.78%            12.69%          9.60%         2.46%          4.39%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   1,494,775     $     780,571     $  568,156    $  553,344    $   568,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,147,353     $     639,474     $  567,291    $  569,881    $   568,951
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.97%             5.56%          6.18%         5.82%          5.35%
Total expenses                                             0.87%             0.92%          0.92%         0.93%          0.88%
Expenses after payments and waivers
and reduction to custodian expenses                        0.87%             0.92%          0.92%         0.88%          0.85% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      33%               31%            33%           99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B    YEAR ENDED JULY 31,                          2006           2005           2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.13     $     9.50     $     9.17    $     9.45    $     9.55
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1          .48 1          .52           .49           .43
Net realized and unrealized gain (loss)                 (.04)           .63            .27          (.31)         (.11)
                                                  -----------------------------------------------------------------------
Total from investment operations                         .38           1.11            .79           .18           .32
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.47)          (.48)          (.46)         (.46)         (.42)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.04     $    10.13     $     9.50    $     9.17    $     9.45
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%         11.87%          8.68%         1.80%         3.50%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   58,570     $   41,867     $   47,024    $   63,104    $   72,241
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   50,695     $   43,648     $   55,864    $   67,721    $   73,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.19%          4.83%          5.42%         5.04%         4.58%
Total expenses                                          1.68%          1.69%          1.69%         1.69%         1.65%
Expenses after payments and waivers
and reduction to custodian expenses                     1.68%          1.69%          1.69%         1.64%         1.62% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   33%            31%            33%           99%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JULY 31,                           2006            2005            2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.13     $      9.50     $      9.16    $      9.45    $      9.55
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1           .47 1           .51            .49            .43
Net realized and unrealized gain (loss)                  (.04)            .64             .29           (.32)          (.11)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          .38            1.11             .80            .17            .32
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.47)           (.48)           (.46)          (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.04     $     10.13     $      9.50    $      9.16    $      9.45
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.89%          11.87%           8.79%          1.67%          3.50%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   250,929     $    70,807     $    27,793    $    23,511    $    20,491
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   159,084     $    40,236     $    25,810    $    22,345    $    17,776
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.17%           4.70%           5.39%          5.04%          4.57%
Total expenses                                           1.62%           1.69%           1.70%          1.71%          1.65%
Expenses after payments and waivers
and reduction to custodian expenses                      1.62%           1.69%           1.70%          1.66%          1.62% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             31%             33%            99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      64 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose

                      65 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $18,638,322 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $127,681,338 as of July 31, 2006, which represents
6.92% of the Fund's total assets.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater
(the "shortfall"). At July 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $78,000,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the

                      66 | OPPENHEIMER AMT-FREE MUNICIPALS

inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the
Fund's investment in the inverse floaters, as it deems appropriate. As of July
31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $1,746,075, representing 0.10% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                      67 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $388,134                   $--       $   15,208,993          $49,237,322

1. As of July 31, 2006, the Fund had $15,208,993 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforward was as follows:

                       EXPIRING
                       -----------------------------
                       2010              $15,208,993

2. During the fiscal year ended July 31, 2006, the Fund utilized $1,028,741 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2005, the Fund utilized $3,857,110 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                                 YEAR ENDED       YEAR ENDED
                                              JULY 31, 2006    JULY 31, 2005
           -----------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends            $72,140,898      $39,594,092

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities        $1,757,004,946
                                                 ==============
           Gross unrealized appreciation         $   56,079,263
           Gross unrealized depreciation             (6,841,941)
                                                 --------------
           Net unrealized appreciation           $   49,237,322
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2006, the Fund's projected benefit obligations were increased by $20,751 and payments of $10,288 were made to retired trustees, resulting in an accumulated liability of $124,103 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

                      69 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------

CLASS A
Sold                          88,693,790    $ 894,341,222       22,462,562    $ 225,450,851
Dividends and/or
distributions reinvested       3,754,817       37,866,989        2,353,091       23,430,233
Redeemed                     (20,937,412)    (211,114,486)      (7,639,925)     (75,961,175)
                             ---------------------------------------------------------------
Net increase                  71,511,195    $ 721,093,725       17,175,728    $ 172,919,909
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           2,980,673    $  29,961,366          907,824    $   9,033,823
Dividends and/or
distributions reinvested         134,792        1,354,805          126,314        1,251,676
Redeemed                      (1,415,873)     (14,244,117)      (1,851,835)     (18,300,775)
                             ---------------------------------------------------------------
Net increase (decrease)        1,699,592    $  17,072,054         (817,697)   $  (8,015,276)
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                          19,979,688    $ 200,765,872        4,627,986    $  46,321,787
Dividends and/or
distributions reinvested         385,370        3,869,283          125,410        1,246,348
Redeemed                      (2,365,535)     (23,741,449)        (688,957)      (6,821,582)
                             ---------------------------------------------------------------
Net increase                  17,999,523    $ 180,893,706        4,064,439    $  40,746,553
                             ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                                PURCHASES            SALES
          ----------------------------------------------------------------
          Investment securities            $1,060,197,929     $381,227,679

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                      70 | OPPENHEIMER AMT-FREE MUNICIPALS

                 FEE SCHEDULE
                 ---------------------------------------------
                 Up to $200 million of net assets        0.60%
                 Next $100 million of net assets         0.55
                 Next $200 million of net assets         0.50
                 Next $250 million of net assets         0.45
                 Next $250 million of net assets         0.40
                 Over $1 billion of net assets           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid $561,506 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $2,086,214 and $3,091,941, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the

                      71 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
July 31, 2006       $ 1,322,955        $ 35,524        $ 91,019        $ 61,957

-------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was
$34,280,000 at an average daily interest rate of 4.306%. The Fund had borrowings outstanding of $7,900,000 at July 31, 2006 at an interest rate of 5.3126%. The
Fund had gross borrowings and gross

                      72 | OPPENHEIMER AMT-FREE MUNICIPALS

loan repayments of $616,700,000 and $664,000,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2006 was $81,900,000. The Fund paid
$157,043 in fees and $1,459,066 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                                    Appendix A

                                        MUNICIPAL BOND RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The summaries  below are based upon  publicly  available information provided by the rating organizations.

     Moody's Investors Service,  Inc. ("Moody's") Municipal Ratings are opinions of the  investment  quality of  issuers  and  issues in the U.S.  municipal  and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal  Ratings  are based upon the  analysis  of four  primary  factors
relating    to    municipal    finance:    economy,    debt,    finances,    and
administration/management   strategies.   Each  of  the  factors  is   evaluated
individually  and for its  effect on the other  factors  in the  context  of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa:  Issuers or issues rated Aa  demonstrate  very strong  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A:  Issuers  or  issues  rated  A  present  above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa:  Issuers  or  issues  rated  Baa  represent  average  creditworthiness relative to other US municipal or tax- exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

     Caa:  Issuers or issues rated Caa  demonstrate  very weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate  extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C:  Issuers or issues  rated C  demonstrate  the  weakest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS In municipal debt issuance, there are three rating  categories  for  short-term  obligations  that are  considered investment grade. These ratings are designated as Moody's Investment Grade (MIG)
and are divided  into three  levels -- MIG 1 through MIG 3. In  addition,  those short-term  obligations  that are of  speculative  quality are designated SG, or speculative grade.

     In the case of variable rate demand  obligations  (VRDOs),  a two-component rating is assigned.  The first  element  represents  Moody's  evaluation  of the degree of risk associated with scheduled  principal and interest  payments.  The second element  represents  Moody's  evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1: Denotes  superior  credit  quality.  Excellent  protection is afforded  by  established  cash  flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: Denotes  acceptable  credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: Denotes  speculative-grade  credit  quality.  Debt  instruments in this category may lack margins of protection.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

     Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:  o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of  the  obligation;  o  Nature  of and  provisions  of  the  obligation;  and o
Protection afforded by, and relative position of, the obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting  creditors' rights.  The issue ratings  definitions are expressed in terms of default risk. As such, they pertain to senior  obligations of  an  entity.  Junior  obligations  are  typically  rated  lower  than  senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated `AAA' has the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

     AA: An  obligation  rated `AA' differs from the  highest-rated  obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An  obligation  rated `A' are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated `BBB' exhibits  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated `BB' are less  vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions,  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  `B'  are  more  vulnerable  to  nonpayment  than obligations  rated `BB', but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

     C: The `C'  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

     D: An obligation rated `D' are in payment default.  The `D' rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard  &  Poor's  believes  may  experience  high  volatility  or  high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

     Short-term ratings are generally  assigned to those obligations  considered short-term  in the  relevant  market.  In the  U.S.,  for  example,  that  means obligations  with an  original  maturity  of no  more  than  365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during such grace  period.  The "D"
rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     Notes. A Standard & Poor's note rating  reflects the liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment: o Amortization  schedule-the larger the final maturity relative to other maturities,  the more likely it will be treated as a note; and o Source of payment-the  more  dependent the issue is on the market for its  refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.

     International  credit ratings assess the capacity to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and "local  currency"
ratings are internationally  comparable  assessments.  The local currency rating measures  the  probability  of payment  within the  relevant  sovereign  state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings. Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                                                        B-1
                                                    Appendix B

                                      MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                    Appendix C

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors.  Not all waivers  apply to all funds.  For the purposes of some of the waivers  described  below and in the  Prospectus  and  Statement  of
Additional Information of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I.

     Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan  sponsor  signs  the  record-keeping  service  agreement  with
Merrill Lynch,  the Plan must have $3 million or more of its assets  invested in
(a)  mutual  funds,  other than  those  advised  or  managed  by  Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

II.     Waivers of Class A Sales Charges of Oppenheimer Funds

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

|_|      The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     |_| Clients of Edward D. Jones & Co.,  L.P. who purchase  Class A shares of the Fund  between  August 19, 2005 and  November  16, 2005 with the  proceeds of shares  redeemed  from other mutual  funds,  as a part of the Edward Jones "Free
Switch" program,  may purchase those shares at net asset value and no concession will be paid by the Distributor on such purchases.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions  and  exchange  offers,  to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance  companies,  or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_|  Retirement  Plans  that have $5 million  or more in plan  assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more  than  12% of the  account  value  adjusted  annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies,"  in the  applicable  fund  Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur
after  the   participant's   account  was  established.

     2) To return excess contributions.

     3) To return  contributions  made due to a  mistake  of fact.

     4) Hardship  withdrawals,  as defined in the  plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal  Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

     8)  For  loans  to  participants  or  beneficiaries.

     9) Separation  from  service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored  IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special  agreement with the  Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be
waived for  redemptions of shares in the following  cases:  |_| Shares  redeemed
involuntarily,  as described in "Shareholder Account Rules and Policies," in the
applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor  allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill  Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement  with the Distributor  for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more  Oppenheimer  funds.

     |_| Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following  purposes:  1) Following  the death or  disability  (as defined in the Internal  Revenue Code) of the  participant or  beneficiary.  The death or disability must occur after the  participant's  account was established
in  an  Oppenheimer  fund.  2)  To  return  excess   contributions   made  to  a
participant's account. 3) To return contributions made due to a mistake of fact.
4) To  make  hardship  withdrawals,  as  defined  in the  plan.(10)  5) To  make distributions  required under a Qualified  Domestic  Relations  Order or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code. 6) To meet the minimum  distribution  requirements of the Internal Revenue Code. 7) To make "substantially equal periodic payments" as described  in  Section  72(t) of the  Internal  Revenue  Code.  8) For  loans to participants or beneficiaries.(11) 9) On account of the participant's separation from service.(12) 10)  Participant-directed  redemptions to purchase shares of a mutual  fund (other than a fund  managed by the Manager or a  subsidiary  of the
Manager)  offered as an investment  option in a Retirement  Plan if the plan has made  special  arrangements  with the  Distributor.  11)  Distributions  made on account of a plan termination or "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored  IRA. 12) For distributions  from a participant's  account under an Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. 13)
Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.  14) For distributions from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value  Funds.  Those funds  include:  Oppenheimer  Quest  Value  Fund,  Inc.
Oppenheimer  Small-  & Mid- Cap  Value  Fund  Oppenheimer  Quest  Balanced  Fund
Oppenheimer Quest International  Value Fund, Inc.  Oppenheimer Quest Opportunity
Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the  shareholder(s)  (as evidenced by a determination  of total  disability by the U.S.  Social  Security  Administration);  o withdrawals under an  automatic  withdrawal  plan  (but  only for Class B or Class C shares)
where the  annual  withdrawals  do not exceed  10% of the  initial  value of the account value;  adjusted annually,  and o liquidation of a shareholder's account if the  aggregate net asset value of shares held in the account is less than the required  minimum account value. A  shareholder's  account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any
Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after  redemption.  V.  Special  Sales
Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer  Funds Who Were
Shareholders of Connecticut Mutual Investment Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

     Those  shareholders  who are  eligible  for the prior  Class A CDSC are: 1)
persons whose purchases of Class A shares of a Fund and other Former Connecticut
Mutual  Funds  were  $500,000  prior to March  18,  1996,  as a result of direct purchases or purchases  pursuant to the Fund's policies on Combined Purchases or
Rights of Accumulation, who still hold those shares in that Fund or other Former
Connecticut  Mutual  Funds,  and 2) persons  whose  intended  purchases  under a
Statement  of Intention  entered  into prior to March 18, 1996,  with the former general  distributor of the Former  Connecticut  Mutual Funds to purchase shares valued at  $500,000 or more over a 13-month  period  entitled  those  persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

     B. Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996: 1) by the estate of a deceased shareholder;  2) upon the  disability  of a  shareholder,  as defined in Section
72(m)(7) of the Internal  Revenue  Code;  3) for  retirement  distributions  (or loans) to participants or  beneficiaries  from retirement  plans qualified under
Sections  401(a) or 403(b)(7)of  the Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans; 4)
as  tax-free  returns of excess  contributions  to such  retirement  or employee benefit  plans;  5) in whole or in part, in  connection  with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; 6) in connection with the redemption of shares of the Fund due to a  combination  with another  investment  company by virtue of a merger, acquisition or similar reorganization transaction; 7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; 8) in connection with  automatic  redemptions  of Class A shares  and Class B shares  in  certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no  more  than  12%  of  the  original  value  annually;  or 9)  as  involuntary redemptions of shares by operation of law, or under  procedures set forth in the
Fund's Articles of Incorporation, or as adopted by the Board of Directors of the
Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer  funds at a maximum  sales charge rate of 4.50%.  VII.  Sales Charge
Waivers on Purchases  of Class M Shares of  Oppenheimer  Convertible  Securities
Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without  sales  charge:

     |_| the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families" as defined in the Fund's  Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  advisor  of the Fund  for  their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment advisor or  distributor  for that  purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser  meets these  qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

     (2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (3)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (4) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (5) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (6)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (7) This provision does not apply to IRAs.

     (8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (9) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (10) This provision does not apply to IRAs.

     (11) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (12) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer AMT-Free Municipals

Internet Website
       www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP (225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw LLP
       1675 Broadway
       New York, New York 10019

(OppenheimerFunds logo)

PX0310.001.0906

                                          OPPENHEIMER AMT-FREE MUNICIPALS

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits

     (a) Amended and  Restated  Declaration  of Trust  dated  October 20,  2003:
Previously filed with Registrant's Post-Effective Amendment No.48, (9/28/04) and
incorporated herein by reference.

     (b)  Amended  and  Restated  By-Laws  dated as of June 16,  2005:  Filed herewith.

     (c)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 44, (11/26/01) and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective   Amendment  No.  44,  (11/26/01)  and  incorporated   herein  by
reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's Post-Effective Amendment No. 44, (11/26/01) and incorporated herein by reference.

     (d) Amended and Restated  Investment  Advisory  Agreement  dated January 1,
2005:  Previously  filed  with  Registrant's  Post-Effective  Amendment  No. 49,
(9/28/05) and incorporated herein by reference.

     (e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's Post-Effective Amendment No. 30 (3/16/93),  refiled with
Registrant's  Post-Effective  Amendment No. 33 (4/28/95) pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust  Company   Agency   Agreement  of   OppenheimerFunds,
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (f) (i) Form of Amended and  Restated  Retirement  Plan for  Non-Interested
Trustees  or  Directors  dated  8/9/01:  Previously  filed  with  Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special
Minerals  Fund  (Reg.  No.  2-82590),   10/25/01,  and  incorporated  herein  by
reference.

     (ii)  Deferred  Compensation  Plan  for  Disinterested  Trustees/Directors:
Previously  filed  with  Post-Effective  Amendment  No.  26 to the  Registration
Statement  of  Oppenheimer  Gold & Special  Minerals  Fund (Reg.  No.  2-82590),
10/28/98, and incorporated by reference.

     (g) (i) Global Custodial Services Agreement dated July 15, 2003, as amended
September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with
Post-Effective  Amendment No. 27 to the  Registration  Statement of  Oppenheimer
California Municipal Fund (Reg. No. 33-23566),  9/26/06, and incorporated herein by reference.

     (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
2001, as amended July 15, 2003, between Registrant and Citibank, N.A: Previously filed with the  Pre-Effective  Amendment No. 1 to the Registration  Statement of
Oppenheimer  International  Large-Cap Core Trust (Reg. No. 333-106014),  8/5/03,
and incorporated herein by reference.

(h)      Not applicable.

     (i) Opinion and Consent of Counsel dated May 1, 1987: Previously filed with
Registrant's Post-Effective Amendment No. 22 (5/1/87), refiled with Registrant's
Post-Effective  Amendment  No. 33 (4/28/95)  pursuant to Item 102 of  Regulation
S-T, and incorporated herein by reference.

     (j)  Independent   Registered  Public  Accounting  Firm's  Consent: Filed
herewith.

     (k) Not applicable.

     (l)  Investment  Letter from  OppenheimerFunds,  Inc. to  Registrant  dated
October  1,  1976:  Previously  filed  with  Post-Effective   Amendment  No.  40
(9/24/98), and incorporated herein by reference.

     (m) (i) Amended and Restated  Service Plan and Agreement for Class A shares dated October 26, 2005: Filed herewith

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated October 26, 2005: Filed herewith

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares dated October 26, 2005: Filed herewith

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05:   Previously  filed  with   Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer Main Street  Opportunity  Fund, (Reg. No.
333-40186) 9/27/05, and incorporated herein by reference.

     (o) (i) Power of Attorney for all Trustees/Directors and Brian Wixted dated
June 21,  2006:  Previously  filed with the Initial  Registration  Statement  of
Oppenheimer  Absolute  Return  Fund  (Reg.  No.  333-135492),   (6/30/06),   and
incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
March  31,  2006  under  Rule  17j-1  of the  Investment  Company  Act of  1940:
Previously  filed  with  Post-Effective  Amendment  No.  13 to the  Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emeline S. Adwers,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Formerly  Associate Counsel & Legal Compliance Officer at Great West-Life &
Vice President & Associate Counsel       Annuity Insurance Co. (February 2004-October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Formerly Vice  President & Corporate  Counsel at Prudential  Financial Inc.
Vice President & Senior Counsel          (October 2002 - November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services  (Bermuda)  Limited (a wholly owned  subsidiary  of the Bank of NT
                                         Butterfield & Sons) (September 2003 - June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 Formerly   (until   November   2004)   an  RIA   Marketing   Associate   of
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          Formerly Fixed Income Director at National Railroad  Retirement  Investment
Vice President                           Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           None Assistant  Secretary (as of July 2004) of HarbourView Asset Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Grenn, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None.
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Assistant Vice President & Assistant     2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Henderson,                        Formerly  Director of Corporate  Purchasing and Risk  Management at StarTek
Assistant Vice President                 Inc. (January 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds (Asia) Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Johnson,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla                            Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006); Director at Janus (January 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dimitrios Kourkoulakos,                  None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional  Asset Management,  Inc. as of January 2005.
Senior Vice President                    Formerly  Executive Vice  President-Head  of Fidelity  Tax-Exempt  Services
                                         Business at Fidelity Investments (August 1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None Formerly, a research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                           2002-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private  Investments Inc.  Formerly  Executive
Senior Vice President                    Vice President & Chief  Operating  Officer at Fred Alger  Management,  Inc.
                                         (July 1996 - February 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           Formerly Senior Director at Clinical  Development  Capital LLC/Care Capital
Vice President                           LLC (August 2002 - October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini,                        Formerly  Director and High Yield  Analyst at UBS Global  Asset  Management
Assistant Vice President                 (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              Formerly a Supervisor at Janus (May 2004-October 2004).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heather Minks                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulachy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management,  Inc.,  Trinity  Investment  Management  Corporation,   Tremont
                                         Capital Management,  Inc., HarbourView Asset Management Corporation and OFI
                                         Private Investments Inc.;  Executive Vice President of Massachusetts Mutual
                                         Life Insurance Company;  Director of DLB Acquisition Corporation;  a member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          Formerly  Marketing  Professional,  RFP Writer at JP Morgan  Fleming  Asset
Assistant Vice President                 Management (May 2002 - October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      Formerly a Senior Designer Manager of OppenheimerFunds,  Inc. (April 2002 -
Assistant Vice President                 December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           Formerly Vice President,  Head of Trust Operations at Lehman Brothers (June
Vice President                           2004-October 2004)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            None
Senior Vice President, Head of Growth
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            Formerly a Principal at AIM Management Group,  Inc.  (October  1997-October
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                         2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James H. Ruff,                           President & Director of OppenheimerFunds  Distributor,  Inc. and Centennial
Executive Vice President                 Asset  Management  Corporation;  Executive  Vice  President  of OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Formerly  an  Associate  with  Sidley  Austin  Brown & Wood LLP  (September
Assistant Vice President & Assistant     2002-February 2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Karen Sandler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider                        Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              Formerly Senior Vice President Chief Technology  Officer at Tremont Capital
Vice President                           Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein                              Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       Director of Financial  Reporting and  Compliance at First Data  Corporation
Assistant Vice President                 (April 2003-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              Formerly  Assistant  General Counsel at Reserve  Management  Company,  Inc.
Vice President & Assistant Counsel       (April to December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds  (Asia)  Limited;  Senior  Vice  President  (Managing
                                         Director  of  the  International   Division)  of  OFI  Institutional  Asset
                                         Management, Inc..
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Capital Management,  Inc., HarbourView Asset Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc.,  OFI Private  Investments  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited;  Vice
                                         President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli,                          Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

     The  address of Tremont  Capital  Management,  Inc. is 555  Theodore  Fremd
Avenue, Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony Allocco(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher Barlow(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                            Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Colby(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rodney Constable(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Cornwell(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia                                Vice President                       None
21 Woodhill Road
Chatham, NY 12037
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Fredrick Davis                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower                                Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro                                   Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradley Finkle(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn                                Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jayme D. Fowler                                 Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Fuermann                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Gottesman                               Vice President                       None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(4)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Grossjung                                  Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Amy Huber(1)                                    Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch                                  Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson                                 Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Kristenson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman                                Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar                                   Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Maddox(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina                                 Vice President                       None
3009 Irving Street
Denver, CO 80211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew L. Michaelson                           Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Noah Miller(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser                                    Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Nelkin(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford G. Norford                             Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard E. Rath                                 Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William J. Raynor(5)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt                                  Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories                                Vice President                       None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jennifer Sexton(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
3635 NW Sierra Drive,
Camas, WA 98607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher M. Spencer                          Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John A. Spensley                                Vice President                       None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William K. Tai                                  Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul Temple(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris G. Werner                                 Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan Wilde(1)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julie Wimer(2)                                  Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Winters                                   Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Wisneski(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Meredith Wolff(2)                               Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Walter Zinych                                   Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York,
   NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)      Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 27th day of
September, 2006.

                               OPPENHEIMER AMT-FREE MUNICIPALS

                               By:  /s/ John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                          Title                         Date

/s/ Clayton K. Yeutter             Chairman of the
Clayton K.Yeutter                  Board of Trustees        September 27, 2006

/s/ John V. Murphy*               President, Principal
John V. Murphy                    Executive Officer
                                   and Trustee               September 27, 2006

/s/ Brian W. Wixted*              Treasurer, Principal       September 27, 2006
Brian W. Wixted                   Financial & Accounting
                                  Officer

/s/ Matthew P. Fink*              Trustee                    September 27, 2006
Matthew P.Fink

/s/ Robert G. Galli*              Trustee                    September 27, 2006
Robert G. Galli

/s/ Phillip A. Griffiths*         Trustee                    September 27, 2006
Phillip A. Griffiths

/s/ Mary F. Miller*               Trustee                    September 27, 2006
Mary F. Miller

/s/ Joel W. Motley*               Trustee                    September 27, 2006
Joel W. Motley

/s/ Kenneth A. Randall*           Trustee                    September 27, 2006
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*     Trustee                    September 27, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*             Trustee                    September 27, 2006
Joseph M. Wikler

/s/ Peter I. Wold*                Trustee                    September 27, 2006
Peter I. Wold

/s/ Brian F. Wruble*              Trustee                    September 27, 2006
Brian F. Wruble

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                          OPPENHEIMER AMT-FREE MUNICIPALS

                                          Post-Effective Amendment No. 51

                                        Registration Statement No. 2-57116

                                                   EXHIBIT INDEX

Exhibit No.                Description

23(b)           Amended and Restated By-Laws dated as of June 16, 2005

23(j)           Independent Registered Public Accounting Firm's Consent

23(m)(i)        Amended and Restated Service Plan and Agreement for Class A
                shares dated October 26, 2005

23(m)(ii)       Amended and Restated Distribution and Service Plan and Agreement
                for Class B shares dated October 26, 2005

23(m)(iii)      Amended and Restated Distribution and Service Plan and Agreement
                for Class C shares dated October 26, 2005